As Filed with the Securities and Exchange Commission on April 30, 1999
                                         Registration Nos. 33-23351, 811-5626
------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___									       [ ]
   Post-Effective Amendment No. 29   								       [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No. 75 				  								  	   [X]
						(Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                             1475 Dunwoody Drive
                              West Chester, PA  	   19380-1478
(Address of Depositor's Principal Executive Offices)   (Zip Code)
Depositor's Telephone Number, including Area Code (610) 425-3400

Marilyn Talman, Esq.                        COPY TO:
Golden American Life Insurance Company      Stephen E. Roth, Esq.
1475 Dunwoody Drive                         Sutherland Asbill & Brennan LLP
West Chester, PA  19380-1478                1275 Pennsylvania Avenue, N.W.
(Name and Address of Agent for Service)     Washington, D.C. 20004-2404

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check approporate box:
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [x]  on April 30, 1999 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts
------------------------------------------------------------------------------



                                     PART A


                               PROSPECTUS SUPPLEMENT

                                 Dated  May 1, 1999


                        Supplement to the Profiles and
                    Prospectuses dated May 1, 1999 for
                   DEFERRED VARIABLE ANNUITY CONTRACTS issued
                    by Golden American Life Insurance Company
             (the "GoldenSelect DVA and DVA Series 100 Prospectuses")


                                    __________


    THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROFILE AND PROSPECTUS.


A new Fixed Interest Division option is now available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The Fixed Interest Division is part of the Golden American General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered through an Offering Brochure, dated May 1, 1999. When reading through the GoldenSelect DVA Prospectus, the Fixed Interest Division should be counted among the various subaccounts available for the allocation of your premiums. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

More complete information relating to the Fixed Interest Division is found in the Offering Brochure. Please read it carefully before you send money.




G3107 FID 5/99

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

[begin shaded block]


                             PROFILE OF
                          GOLDENSELECT DVA
                 FIXED AND VARIABLE ANNUITY CONTRACT
                             MAY 1, 1999

[inset within shaded block]

This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully. [end within shaded block]
[end shaded block]


1.THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred variable annuity contract between you and Golden American Life Insurance Company. The Contract provides a means for you to invest on a tax-deferred basis in one or more of 22 mutual fund investment portfolios (listed on the next page) through our Separate Account B listed on the next page. You may not make any money, and you can even lose the money you invest.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will generally determine the amount of annuity payments you will receive. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, and (6) the amount and frequency of withdrawals.

2.YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

[Table with Shaded Heading]
                       Annuity Options
|------------------------------------------------------------------------|
|     Option 1   Income for a        Payments are made for a  specified  |
|                fixed period        number of years to you              |
|                                    or your beneficiary.                |
|------------------------------------------------------------------------|
|     Option 2   Income for          Payments are made for the rest of   |
|                life with a         your life or longer for a specified |
|                period certain      period such as 10 or 20 years or    |
|                                    until the total amount used to buy  |
|                                    this option has been repaid.  This  |
|                                    option comes with an added guarantee|
|                                    that payments will continue to your |
|                                    beneficiary for the remainder of    |
|                                    period if you should die during the |
|                                    period.                             |
|------------------------------------------------------------------------|
|     Option 3   Joint life income   Payments are made for your life     |
|                                    and the life of another person      |
|                                    (usually your spouse).              |
|------------------------------------------------------------------------|
|     Option 4   Annuity plan        Any other annuitization plan that we|
|                                    choose to offer on the annuity      |
|                                    start date.                         |
|------------------------------------------------------------------------|

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($250 for a qualified Contract) at any time before you turn age 85. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. We may refuse a premium payment if an initial premium or the sum of all premium payments is more than $1,500,000.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.THE INVESTMENT PORTFOLIOS
You can direct your money into any one or more of the following 22 mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for the GCG Trust and the PIMCO Variable Insurance Trust. But if you invest in any of the following investment portfolios, depending on market conditions, you may make or lose money:

  THE GCG TRUST
     Liquid Asset Series            Growth & Income Series      Small Cap Series
     Limited Maturity Bond Series   Growth Series               Real Estate Series
     Global Fixed Income Series     Value Equity Series         Hard Assets Series
     Total Return Series            Research Series             Managed Global Series
     Equity Income Series           Strategic Equity Series     Developing World Series
     Fully Managed Series           Capital Appreciation Series Emerging Markets Series
     Rising Dividends Series        Mid-Cap Growth Series

  THE PIMCO TRUST
     PIMCO High Yield Bond Portfolio
     PIMCO StocksPLUS Growth and Income Portfolio

5.EXPENSES
The Contract has insurance features and investment features, and there are costs related to each. The Company deducts an annual contract administrative charge of $40. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The annual rate of the mortality and expense risk charge is 0.90%. The asset-based administrative charge is 0.10% annually.

            Mortality & Expense Risk Charge..............0.90%
            Asset-Based Administrative Charge............0.10%
                                                         ----
               Total.....................................1.00%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.59% to 1.83% annually (see following table) of the portfolio's average daily net asset balance. If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a distribution fee (annual sales load) in an annual amount of 1.00% of each premium at the end of each contract year for a period of 6 years from the date we receive and accept each premium payment.

We deduct a withdrawal charge for each regular withdrawal after the first in a contract year. The withdrawal charge is the lesser of $25 or 2% of each withdrawal.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 15% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment.

     COMPLETE YEARS ELAPSED       0 |  1 |  2 |  3 |  4 |  5 |  6+
      SINCE PREMIUM PAYMENT         |    |    |    |    |    |
     SURRENDER CHARGE             6%|  5%|  4%|  3%|  2%|  1%|  0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the mortality and expense risk charge, the asset-based administrative charge, and reflects the annual contract administrative charge as 0.06% (based on an average contract value of $65,000). The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses during 1998, except for portfolios that commenced operations as of December 31, 1998 where the charges have been annualized. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.

[Table with shaded heading and shaded lines for readability]
                                TOTAL ANNUAL                EXAMPLES:
                    TOTAL ANNUAL INVESTMENT   TOTAL TOTAL CHARGES AT THE END OF:
                      INSURANCE  PORTFOLIO    ANNUAL
INVESTMENT PORTFOLIO   CHARGES    CHARGES    CHARGES     1 YEAR     10 YEARS

THE GCG TRUST
Liquid Asset             1.06%      0.59%     1.65%      $86.79    $286.61
Limited Maturity Bond    1.06%      0.60%     1.66%      $86.89    $287.65
Global Fixed Income      1.06%      1.60%     2.66%      $96.93    $386.18
Total Return             1.06%      0.97%     2.03%      $90.61    $325.36
Equity Income            1.06%      0.98%     2.04%      $90.71    $326.36
Fully Managed            1.06%      0.98%     2.04%      $90.71    $326.36
Rising Dividends         1.06%      0.98%     2.04%      $90.71    $326.36
Growth & Income          1.06%      1.08%     2.14%      $91.72    $336.29
Growth                   1.06%      1.09%     2.15%      $91.82    $337.27
Value Equity             1.06%      0.98%     2.04%      $90.71    $326.36
Research                 1.06%      0.94%     2.00%      $90.31    $322.36
Strategic Equity         1.06%      0.99%     2.05%      $90.81    $327.36
Capital Appreciation     1.06%      0.98%     2.04%      $90.71    $326.36
Mid-Cap Growth           1.06%      0.95%     2.01%      $90.41    $323.36
Small Cap                1.06%      0.99%     2.05%      $90.81    $327.36
Real Estate              1.06%      0.99%     2.05%      $90.81    $327.36
Hard Assets              1.06%      1.00%     2.06%      $90.92    $328.36
Managed Global           1.06%      1.26%     2.32%      $93.53    $353.88
Developing World         1.06%      1.83%     2.89%      $99.22    $407.35
Emerging Markets         1.06%      1.83%     2.89%      $99.22    $407.35

THE PIMCO TRUST
PIMCO High Yield Bond    1.06%      0.75%     1.81%      $88.40    $303.12
PIMCO StocksPLUS
 Growth and Income       1.06%      0.65%     1.71%      $87.39    $292.83

For the newly formed portfolios, the charges have been estimated. The "Total Annual Investment Portfolio Charges" reflect current expense reimbursements for the Total Return and Global Fixed Income portfolios. The Examples above include the 1.00% distribution fee (annual sales load) and the Year 1 examples above include a 6% surrender charge. For more detailed information, see the fee table in the prospectus for the Contract.

6.TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 7. Withdrawals above the free withdrawal amount may be subject to a surrender charge. In addition, if you take more than one withdrawal (other than a systematic withdrawal) during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount withdrawn for each additional withdrawal. Income taxes and a penalty tax may apply to amounts withdrawn.

8.PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for each portfolio for the time periods shown. These numbers reflect the deduction of the mortality and expense risk charge, the asset-based administrative charge and the annual contract fee, but do not reflect deductions for the distribution fee (annual sales load) and any withdrawal charges. If such charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

                                                                   CALENDAR YEAR
INVESTMENT PORTFOLIO                     1998    1997    1996    1995     1994    1993   1992   1991    1990
Managed by A I M Capital Management, Inc.
   Capital Appreciation(1)              11.49%  27.60%   18.98%  28.80%  (2.64)%  7.16%    --     --      --
   Strategic Equity(2)                  (0.23)  21.86    18.13      --      --      --     --     --      --
Managed by T. Rowe Price Associates, Inc.
   Fully Managed                         4.77   14.13    15.14   19.45   (8.26)   6.45   5.10  27.58   (4.21)
   Equity Income(2)                      7.12   16.20     7.61   17.69   (2.22)   9.96    0.79  18.76   3.62
Managed by Kayne Anderson Investment Management, LLC
   Rising Dividends                     12.93   28.46    19.37   29.70   (0.47)     --      --     --     --
Managed by EII Realty Securities, Inc.
   Real Estate                         (14.38)  21.50    33.87   15.36    5.22   16.03   12.67  32.66 (21.64)
Managed by Eagle Asset Management, Inc.
   Value Equity                          0.48   25.95     9.44   33.85
Managed by Fred Alger Management, Inc.
   Small Cap                            19.71    9.16    18.84      --      --      --     --      --     --
Managed by Putnam Investment Management, Inc.
   Emerging Markets                    (24.91) (10.34)    6.14  (11.06) (16.08)     --     --      --     --
   Managed Global                       27.96   10.99    11.12    6.19  (13.63)   5.03
Managed by ING Investment Management, LLC
   Limited Maturity Bond                 5.73    5.54     3.20   10.55   (2.24)   5.08    3.73  10.10   6.72
   Liquid Asset                          3.94    3.98     3.86    4.41    2.60    1.55    2.03   4.54   6.60
Managed by Pacific Investment Management Company
   PIMCO High Yield Bond                   --      --       --      --      --      --      --     --     --
   PIMCO StocksPLUS Growth and Income      --      --       --      --      --      --      --     --     --
Managed by Alliance Capital Management L.P.
   Growth & Income(2)                   10.79   23.83       --      --      --      --      --     --     --
Managed by Janus Capital Corporation
   Growth(2)                            25.49   14.55
Managed by Massachusetts Financial Services Company
   Mid-Cap Growth                       21.52   18.40    19.40   28.10      --      --      --     --     --
   Total Return                         10.41   19.59    12.48   23.22      --      --      --     --     --
   Research                             21.76   18.86    22.03   35.15      --      --      --     --     --
Managed by Baring International Investment Limited
   Global Fixed Income                  10.67   (0.41)    3.88    4.75      --      --      --     --     --
   Hard Assets(2)                      (30.35)   5.04    31.84    9.53    1.45   48.37  (10.78)  3.60 (14.77)
   Developing World(2)                     --      --       --      --      --      --      --     --     --
--------------------------
 (1)Prior to April 1, 1999, a different firm managed the Portfolio.
 (2)Prior to March 1, 1999, a different firm managed the Portfolio.

9.DEATH BENEFIT
If the contract owner or the annuitant dies before the annuity start date, we will pay your beneficiary the death benefit proceeds under the Contract unless the beneficiary is your surviving spouse and elects to continue the Contract.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

If the contract owner or the annuitant is NOT MORE THAN 75 YEARS OLD (80 years old for Contracts with a contract date before November 6, 1992) at the time of purchase, the death benefit is the greater of:

    1)the contract value; and

    2)the guaranteed death benefit, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the guaranteed death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals made since the preceding day. The maximum guaranteed death benefit is 2 times all premium payments, less an amount to reflect total withdrawals taken. The actual interest rate used for calculating the death benefit for the Liquid Asset investment portfolio will be the lesser of the 7% annual effective rate or the net rate of return for the portfolio during the applicable period.

If the contract owner or the annuitant is AGE 76 OR OLDER at the time of purchase (age 81 or older for Contracts with a contract date before November 6, 1992), the death benefit is the greater of:

    1)the cash surrender value; and

    2)the total premium payments made under the Contract after subtracting any withdrawals.

If you purchased the Contract in North Carolina before November 6, 1992, the following death benefit applies: if the contract owner or the annuitant are both age 80 or younger at the time of purchase, the death benefit is the greater of: (1) the contract value; and (2) the total premium payments made under the contract after subtracting any withdrawals. If the contract owner or the annuitant is age 81 or older at the time of purchase, the death benefit is the greater of:
(1) the cash surrender value; and (2) the total premium payments made under the Contract after subtracting any withdrawals.

The death benefit value is calculated at the close of the business day on which we receive due proof of death at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the
benefit payable in the future may be affected.   If you die after the
annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

10.OTHER INFORMATION
  FREE LOOK. You may cancel the Contract within 10 days after you receive it. If applicable state law requires a longer free look period, or the return of the premium paid, the Company will comply. If you exercise your right to cancel, we will return the greater of
(a) the premium payments made and (b) the contract value plus any amounts deducted under the Contract or by the Trust for taxes, charges or fees.

  TRANSFERS AMONG INVESTMENT PORTFOLIOS. You can make transfers among your investment portfolios as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. Currently there is no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed.

  NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

  ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

     Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $10,000 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios.

     Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any withdrawal charge. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

11.INQUIRIES
If you need more information after reading this prospectus, please contact us at:

  Customer Service Center
  P.O. Box 2700
  West Chester, Pennsylvania  19380
  (800) 366-0066

  or your registered representative.

[begin shaded block]

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             MAY 1, 1999
     DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS
                          GOLDENSELECT  DVA
[end shaded block]
--------------------------------------------------------------------------
This prospectus describes GoldenSelect DVA, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company (the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified
Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments in one or more of 22 mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract and the portfolio managers are:

  T. ROWE PRICE ASSOCIATES, INC.                            ALLIANCE CAPITAL MANAGEMENT L. P.
    Fully Managed Series                                      Growth & Income Series
    Equity Income Series                                    JANUS CAPITAL CORPORATION
  A I M CAPITAL MANAGEMENT, INC.                              Growth Series
    Capital Appreciation Series                             MASSACHUSETTS FINANCIAL SERVICES COMPANY
    Strategic Equity Series                                   Mid-Cap Growth Series
  KAYNE ANDERSON INVESTMENT MANAGEMENT, LLC                   Total Return Series
    Rising Dividends Series                                   Research Series
  EII REALTY SECURITIES, INC.                               ING  INVESTMENT MANAGEMENT, LLC (AN AFFILIATE)
    Real Estate Series                                        Limited Maturity Bond Series
  BARING INTERNATIONAL INVESTMENT LIMITED (AN AFFILIATE)      Liquid Asset Series
    Hard Assets Series                                      PACIFIC INVESTMENT MANAGEMENT COMPANY
    Developing World Series                                   PIMCO High Yield Bond Portfolio
    Global Fixed Income Series                                PIMCO StocksPLUS Growth and Income Portfolio
  EAGLE ASSET MANAGEMENT, INC.                              PUTNAM INVESTMENT MANAGEMENT, INC.
    Value Equity Series                                       Emerging Markets Series
  FRED ALGER MANAGEMENT, INC.                                 Managed Global Series
    Small Cap Series

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" in this prospectus.

You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of
Additional Information, dated May 1, 1999, has been filed with the Securities and Exchange Commission. It is available without charge upon request.  To obtain a copy of this document, write to our
Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania
19380 or call (800) 366-0066, or access the SEC's website
(http://www.sec.gov).  The table of contents of the Statement of
Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.
--------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS
PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

AN INVESTMENT IN THE GCG TRUST OR THE PIMCO TRUST IS NOT A BANK
DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT
INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST AND THE PIMCO TRUST.

[Shaded Section Header]
--------------------------------------------------------------------------
                          TABLE OF CONTENTS
--------------------------------------------------------------------------


                                                             PAGE

     Index of Special Terms.....................................1
     Fees and Expenses..........................................2
     Performance Information....................................5
        Accumulation Unit.......................................5
        Net Investment Factor...................................5
        Condensed Financial Information.........................6
        Financial Statements....................................6
        Performance Information.................................6
     Golden American Life Insurance Company.....................7
     The Trusts.................................................7
     Golden American Separate Account B.........................8
     The Investment Portfolios..................................8
        Investment Objectives...................................8
        Investment Portfolio Management Fees...................10
     The Annuity Contract......................................11
        Contract Date and Contract Year........................11
        Annuity Start Date.....................................11
        Contract Owner.........................................11
        Annuitant..............................................11
        Beneficiary............................................12
        Purchase and Availability of the Contract..............12
        Crediting of Premium Payments..........................12
        Contract Value.........................................13
        Cash Surrender Value...................................16
        Surrendering to Receive the Cash Surrender Value.......14
        Addition, Deletion or Substitution of Subaccounts
        and Other Changes .....................................14
        Other Contracts........................................14
        Other Important Provisions.............................14
     Withdrawals...............................................15
        Regular Withdrawals....................................15
        Systematic Withdrawals.................................15
        IRA Withdrawals........................................16
     Transfers Among Your Investments..........................16
        Dollar Cost Averaging..................................17
     Death Benefit.............................................17
        Death Benefit During the Accumulation Phase............17
        Death Benefit During the Income Phase..................18
     Charges and Fees..........................................18
        Charge Deduction Subaccount............................18
        Charges Deducted from the Contract Value...............18
          Distribution Fee.....................................19
          Surrender Charge.....................................19
          Free Withdrawal Amount...............................19
          Surrender Charge for Excess Withdrawals..............19
          Premium Taxes........................................19
          Administrative Charge................................20
          Transfer Charge......................................20
        Charges Deducted from the Subaccounts..................20
          Mortality and Expense Risk Charge....................20
                                   i

[Shaded Section Header]
--------------------------------------------------------------------------
                    TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------

                                                             PAGE

          Asset-Based Administrative Charge....................20
        Trust Expenses.........................................20
     The Annuity Options.......................................20
        Annuitization of Your Contract.........................20
        Selecting the Annuity Start Date.......................21
        Frequency of Annuity Payments..........................21
        The Annuity Options....................................21
          Income for a Fixed Period............................21
          Income for Life with a Period Certain................22
          Joint Life Income....................................22
          Annuity Plan.........................................22
        Payment When Named Person Dies.........................22
     Other Contract Provisions.................................22
        Reports to Contract Owners.............................22
        Suspension of Payments.................................22
        In Case of Errors in Your Application..................23
        Assigning the Contract as Collateral...................23
        Other Contract Changes.................................23
        Contract Changes-Applicable Tax Law....................23
        Free Look..............................................23
        Group or Sponsored Arrangements........................23
        Selling the Contract...................................23
     Other Information.........................................24
        Voting Rights..........................................24
        Year 2000 Problem......................................24
        State Regulation.......................................24
        Legal Proceedings......................................24
        Legal Matters..........................................25
        Experts................................................25
     Federal Tax Considerations................................25
     Statement of Additional Information
        Table of Contents......................................
     Appendix A
        Condensed Financial Information........................A1
     Appendix B
        Surrender Charge for Excess Withdrawals Example........B1

[Shaded Section Header]
--------------------------------------------------------------------------
                       INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------

The following special terms are used throughout this prospectus.
Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                           PAGE
Accumulation Unit                       5
Annuitant                              11
Annuity Start Date                     11
Cash Surrender Value                   14
Contract Date                          11
Contract Owner                         11
Contract Value                         13
Contract Year                          11
Free Withdrawal Amount                 19
Net Investment Factor                   5
Death Benefit                          17


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the
Contract:

TERMS USED IN THIS PROSPECTUS     CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value           Index of Investment Experience
Annuity Start Date                Annuity Commencement Date
Contract Owner                    Owner or Certificate Owner
Contract Value                    Accumulation Value
Transfer Charge                   Excess Allocation Charge
Free Look Period                  Right to Examine Period
Guaranteed Interest Period        Guarantee Period
Subaccount(s)                     Division(s)
Net Investment Factor             Experience Factor
Regular Withdrawals               Conventional Partial Withdrawals
Withdrawals                       Partial Withdrawals

[Shaded Section Header]
-----------------------------------------------------------------------
                          FEES AND EXPENSES
-----------------------------------------------------------------------

OWNER TRANSACTION EXPENSE (deducted from contract value)
  Distribution Fee (annual sales load) as a percentage of the initial and each additional premium, deducted at the end of each contract year following receipt of each premium over a six year period from the date we receive and accept each premium payment...1.00%*

  * Contracts with a contract date prior to May 3, 1993 and the prospectus delivered in connection with such contracts described the sales load, which is equivalent to the combination of the distribution fee described above and surrender charge described below. Limited Edition contracts purchased through Golden American Separate Account D and the prospectus delivered in connection with such contracts also described the sales load as a deferred load.

CONTRACT OWNER TRANSACTION EXPENSES
   Surrender Charge:
     COMPLETE YEARS ELAPSED     0 |  1 |  2 |  3 |  4 |  5 |  6+
      SINCE PREMIUM PAYMENT       |    |    |    |    |    |
     SURRENDER CHARGE           6%|  5%|  4%|  3%|  2%|  1%|  0%

   Transfer Charge.........................................None**

   **We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
   Administrative Charge.....................................$40
(We waive this charge if premium payments paid in the first contract year are $100,000 or more.)

WITHDRAWAL CHARGE (2% of the withdrawal for each
   additional regular withdrawal after the first in a
   contract year) not to exceed..............................$25

SEPARATE ACCOUNT ANNUAL CHARGES***
   Mortality and Expense Risk Charge...........0.90%
   Asset-Based Administrative Charge...........0.10%
                                               ----
   Total Separate Account Charges..............1.00%

   ***As a percentage of average assets in each subaccount.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of an investment portfolio or on the combined average daily net assets of the indicated groups of portfolios):

[Table with Shaded Heading and Shaded Lines for readability]
|-------------------------------------------------------------------------|
|                                               OTHER         TOTAL       |
|                                            EXPENSES(2)     EXPENSES     |
|                               MANAGEMENT  AFTER EXPENSE  AFTER EXPENSE  |
|  PORTFOLIO                     FEES(1)    REIMBURSEMENT REIMBURSEMENT(3)|
|-------------------------------------------------------------------------|
|  Liquid Asset                     0.59%        0.59%        0.59%       |
|  Limited Maturity Bond            0.60%        0.00%        0.60%       |
|  Global Fixed Income              1.60%        0.00%        1.60%(3)    |
|  Total Return                     0.94%        0.03%        0.97%(3)    |
| Equity Income                     0.98%        0.00%        0.98%       |
|  Fully Managed                    0.98%        0.00%        0.98%       |
|  Rising Dividends                 0.98%        0.00%        0.98%       |
|  Growth & Income                  1.08%        0.00%        1.08%       |
|  Growth                           1.08%        0.01%        1.09%       |
|  Value Equity                     0.98%        0.00%        0.98%       |
|  Research                         0.94%        0.00%        0.94%       |
|  Strategic Equity                 0.98%        0.01%        0.99%       |
|  Capital Appreciation             0.98%        0.00%        0.98%       |
|  Mid-Cap Growth                   0.94%        0.01%        0.95%       |
|  Small Cap                        0.98%        0.01%        0.99%       |
|  Real Estate                      0.98%        0.01%        0.99%       |
|  Hard Assets                      0.98%        0.02%        1.00%       |
|  Managed Global                   1.25%        0.01%        1.26%       |
|  Developing World                 1.75%        0.08%        1.83%       |
|  Emerging Markets                 1.75%        0.08%        1.83%       |
|  All-Growth(4)                    0.98%        0.01%        0.99%       |
|  Growth Opportunities(4)          1.10%        0.05%        1.15%       |
|-------------------------------------------------------------------------|
 (1)Fees decline as combined assets increase. See the prospectus for the GCG Trust for more information.

 (2)Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1998, except for portfolios that commenced operations in 1998 where the charges have been annualized.

 (3)Directed Services, Inc. is currently reimbursing expenses to maintain total expenses at 0.97% for the Total Return portfolio and 1.60% for the Global Fixed Income portfolio as shown.
    Without this reimbursement, and based on current estimates, total expenses would be 0.98% for the Total Return portfolio and 1.74% for the Global Fixed Income portfolio. This reimbursement agreement will remain in place through December 31, 1999.

 (4)As of May 1, 1999, we no longer offer the All-Growth and Growth Opportunities portfolios.

THE PIMCO TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

[Table with Shaded Heading and Shaded Lines for readability]
|-------------------------------------------------------------------------|
|                                               OTHER         TOTAL       |
|                                            EXPENSES(2)     EXPENSES     |
|                               MANAGEMENT  AFTER EXPENSE  AFTER EXPENSE  |
|  PORTFOLIO                     FEES(1)    REIMBURSEMENT REIMBURSEMENT(1)|
|-------------------------------------------------------------------------|
|                                                                         |
|  PIMCO High Yield Bond          0.50%        0.25%(2)      0.75%        |
|  PIMCO StocksPLUS Growth                                                |
|  and Income                     0.40%         0.25%        0.65%        |
|-------------------------------------------------------------------------|

 (1)PIMCO has agreed to waive some or all of its other expenses, subject to potential future reimbursement, to the extent that total expenses for the PIMCO High Yield Bond portfolio and PIMCO StocksPLUS Growth and Income portfolio would exceed 0.75% and 0.65%, respectively, due to payment by the portfolios of their pro rata portion of Trustees' fees. Without this agreement, and based on current estimates, total expenses would be 0.81% for the PIMCO High Yield Bond portfolio and 0.72% for the PIMCO StocksPLUS Growth and Income portfolio.

 (2)Since the PIMCO High Yield Bond portfolio commenced operations on April 30, 1998, other expenses as shown has been annualized for the year ended December 31, 1998.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust and the PIMCO
Trust for additional information on portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
In the following examples, surrender charges may apply if you choose to annuitize within the first 7 contract years. The examples are based on an assumed 5% annual return.

If you surrender your Contract at the end of the applicable time period, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------
     THE GCG TRUST            1 YEAR     3 YEARS     5 YEARS    10 YEARS
     Liquid Asset.............$86.79     $131.51     $167.86    $286.61
     Limited Maturity Bond....$86.89     $131.82     $168.37    $287.65
     Global Fixed Income .....$96.93     $161.85     $218.24    $386.18
     Total Return.............$90.61     $143.03     $187.13    $325.36
     Equity Income............$90.71     $143.34     $187.63    $326.36
     Fully Managed............$90.71     $143.34     $187.63    $326.36
     Rising Dividends.........$90.71     $143.34     $187.63    $326.36
     Growth & Income..........$91.72     $146.35     $192.63    $336.29
     Growth...................$91.82     $146.65     $193.13    $337.27
     Value Equity.............$90.71     $143.34     $187.63    $326.36
     Research.................$90.31     $142.13     $185.62    $322.36
     Strategic Equity.........$90.81     $143.64     $188.13    $327.36
     Capital Appreciation.....$90.71     $143.34     $187.63    $326.36
     Mid-Cap Growth...........$90.41     $142.43     $186.12    $323.36
     Small Cap................$90.81     $143.64     $188.13    $327.36
     Real Estate..............$90.81     $143.64     $188.13    $327.36
     Hard Assets..............$90.92     $143.94     $188.63    $328.36
     Managed Global...........$93.53     $151.74     $201.58    $353.88
     Developing World.........$99.22     $168.63     $229.35    $407.35
     Emerging Markets.........$99.22     $168.63     $229.35    $407.35
     All-Growth(1)............$90.81     $143.64     $188.13    $327.36
     Growth Opportunities(1)..$92.42     $148.45     $196.12    $343.47
     THE PIMCO TRUST
     PIMCO High Yield Bond....$88.40     $136.38     $176.02    $303.12
     PIMCO StocksPLUS Growth
      and Income..............$87.39     $133.34     $170.93    $292.83
     --------------------
     (1)As of May 1, 1999, we no longer offer the All-Growth or Growth Opportunities portfolios.

If you do not surrender your Contract or if you annuitize on the annuity start date, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------
     THE GCG TRUST           1 YEAR     3 YEARS     5 YEARS    10 YEARS
     Liquid Asset............$26.79     $81.51      $137.86    $286.61
     Limited Maturity Bond...$26.89     $81.82      $138.37    $287.65
     Global Fixed Income.....$36.93     $111.85     $188.24    $386.18
     Total Return............$30.61     $93.03      $157.13    $325.36
     Equity Income...........$30.71     $93.94      $157.63    $326.36
     Fully Managed...........$30.71     $93.94      $157.63    $326.36
     Rising Dividends........$30.71     $93.94      $157.63    $326.36
     Growth & Income.........$31.72     $96.35      $162.63    $336.29
     Growth..................$31.82     $96.65      $163.13    $337.27
     Value Equity............$30.71     $93.94      $157.63    $326.36
     Research................$30.31     $92.13      $155.62    $322.36
     Strategic Equity........$30.81     $93.64      $158.13    $327.36
     Capital Appreciation....$30.71     $93.94      $157.63    $326.36
     Mid-Cap Growth..........$30.41     $92.43      $156.12    $323.36
     Small Cap...............$30.81     $93.64      $158.13    $327.36
     Real Estate.............$30.81     $93.64      $158.13    $327.36
     Hard Assets.............$30.92     $93.94      $158.63    $328.36
     Managed Global..........$33.53     $101.74     $171.58    $353.88
     Developing World........$39.22     $118.63     $199.63    $407.35
     Emerging Markets........$39.22     $118.63     $199.35    $407.35
     All-Growth(1)...........$30.81      $93.64     $158.13    $327.36
     Growth Opportunities(1).$32.42      $98.45     $166.12    $343.47
     THE PIMCO TRUST
     PIMCO High Yield Bond...$28.40     $86.38      $146.02    $303.12
     PIMCO StocksPLUS Growth
      and Income.............$27.39     $83.34      $140.93    $292.83
     --------------------
     (1)As of May 1, 1999, we no longer offer the All-Growth or Growth Opportunities portfolios.

The examples above include the annual administrative charge as an annual charge of 0.06% (based on an average contract value of $65,000).

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

[Shaded Section Header]
-----------------------------------------------------------------------
                       PERFORMANCE INFORMATION
-----------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

    (1)We take the net asset value of the subaccount at the end of each business day.

    (2)We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

    (3)We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

    (4)We then subtract the applicable daily mortality and expense risk charge and the daily asset based administrative charge from each subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed Financial
Information.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the years ended December 31, 1998 and 1997 and the audited consolidated financial statements of Golden American for the years ended December 31, 1998, 1997 and 1996 are included in the Statement of Additional Information.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate
Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount has been in existence. We may show other total returns for periods less than one year.
Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. Quotations of average annual return for the Managed Global subaccount take into account the period before September 3, 1996, during which it was maintained as a subaccount of Golden American Separate Account D. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Liquid Asset subaccount is based on income received by hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

[Shaded Section Header]
-----------------------------------------------------------------------
               GOLDEN AMERICAN LIFE INSURANCE COMPANY
-----------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company with approximately $461.8 billion in assets as of December 31, 1998. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, a portfolio manager of the GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

[Shaded Section Header]
-----------------------------------------------------------------------
                             THE TRUSTS
-----------------------------------------------------------------------

The GCG Trust is a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance policies offered by Golden American. The GCG Trust also sells its shares to separate accounts of other insurance companies, both affiliated and not affiliated with Golden American. Pending Securities and Exchange Commission approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans.

The PIMCO Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The principal address of the PIMCO Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust and the PIMCO Trust, Directed Services, Inc., Pacific Investment Management Company and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

YOU WILL FIND COMPLETE INFORMATION ABOUT THE GCG TRUST AND THE PIMCO TRUST IN THE ACCOMPANYING TRUSTS' PROSPECTUSES. YOU SHOULD READ THEM CAREFULLY BEFORE INVESTING.

[Shaded Section Header]
-----------------------------------------------------------------------
                 GOLDEN AMERICAN SEPARATE ACCOUNT B
-----------------------------------------------------------------------

Golden American Separate Account B ("Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Account B but such assets are kept separate from our other accounts.

Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of the GCG Trust and the PIMCO Trust. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account B. If the assets in Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account B but are not discussed in this prospectus. Account B may also invest in other investment portfolios which are not available under your Contract.

[Shaded Section Header]
-----------------------------------------------------------------------
                      THE INVESTMENT PORTFOLIOS
-----------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the 24 investment portfolios listed below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIOS AND MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS CAN BE FOUND IN THE PROSPECTUSES FOR THE GCG TRUST AND THE PIMCO TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

[Shaded Section Header]
-----------------------------------------------------------------------
   INVESTMENT PORTFOLIO                       INVESTMENT OBJECTIVE
-----------------------------------------------------------------------

   Liquid Asset     Seeks high level of current income consistent with
                    the preservation of capital and liquidity.
                    Invests primarily in obligations of the U.S.
                    Government and its agencies and
                    instrumentalities, bank obligations,
                    commercial paper and short-term corporate debt
                    securities.  All securities will mature in
                    less than one year.
                    -------------------------------------------------------

   Limited Maturity Seeks highest current income consistent with low risk to principal and liquidity.
     Bond Also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices,
                    indicate that capital appreciation may be
                    available without significant risk to
                    principal.
                    Invests primarily in diversified limited maturity debt securities with average maturity dates of five years or shorter and in no cases more than
                    seven years.
                    -------------------------------------------------------

   Global Fixed     Seeks high total return.
   Income           Invests primarily in high-grade fixed income
                    securities, both foreign and domestic.
                    -------------------------------------------------------

   Total Return     Seeks above-average income (compared to a portfolio
                    entirely invested in equity securities)
                    consistent with the prudent employment of
                    capital.
                    Invests primarily in a combination of equity
                    and fixed income securities.
                    -------------------------------------------------------

   Equity Income    Seeks substantial dividend income as well as long-
                    term growth of capital.
                    Invests primarily in common stocks of well-
                    established companies paying above-average
                    dividends.
                    -------------------------------------------------------

   Fully Managed    Seeks, over the long term, a high total investment
                    return consistent with the preservation of
                    capital and with prudent investment risk.
                    Invests primarily in the common stocks of
                    established companies believed by the
                    portfolio manager to have above-average
                    potential for capital growth.
                    -------------------------------------------------------

   Rising Dividends Seeks capital appreciation.  A secondary
                    objective is dividend income.
                    Invests in equity securities that meet the
                    following quality criteria: regular dividend
                    increases; 35% of earnings reinvested
                    annually; and a credit rating of "A" to "AAA".
                    -------------------------------------------------------

   Growth & Income  Seeks long-term total return.
                    Invests primarily in common stocks of
                    companies where the potential for change
                    (earnings acceleration) is significant.
                    -------------------------------------------------------

   Growth           Seeks capital appreciation.
                    Invests primarily in common stocks of growth companies that have favorable relationships between price/earnings ratios and growth rates in sectors offering the potential for above-average returns.
                    -------------------------------------------------------

   Value Equity     Seeks capital appreciation.  Dividend income is a
                    secondary objective.
                    Invests primarily in common stocks of domestic
                    and foreign issuers which meet quantitative
                    standards relating to financial soundness and
                    high intrinsic value relative to price.
                    -------------------------------------------------------

   Research         Seeks long-term growth of capital and future income.
                    Invests primarily in common stocks or
                    securities convertible into common stocks of
                    companies believed to have better than average prospects for long-term growth.
                    -------------------------------------------------------
   Strategic Equity Seeks capital appreciation.
                    Invests primarily in common stocks of medium-
                    and small-sized companies.
                    -------------------------------------------------------

   Capital          Seeks long-term capital growth.
   Appreciation     Invests primarily in equity securities
                    believed by the portfolio manager to be
                    undervalued.
                    -------------------------------------------------------

   Mid-Cap Growth   Seeks long-term growth of capital.
                    Invests primarily in equity securities of
                    companies with medium market capitalization
                    which the portfolio manager believes have
                    above-average growth potential.
                    -------------------------------------------------------

   Small Cap        Seeks long-term capital appreciation.
                    Invests primarily in equity securities of
                    companies that have a total market
                    capitalization within the range of companies
                    in the Russell 2000 Growth Index or the
                    Standard & Poor's Small-Cap 600 Index.
                    -------------------------------------------------------

   Real Estate      Seeks capital appreciation.  Current income is a
                    secondary objective.
                    Invests primarily in publicly-traded real
                    estate equity securities.
                    -------------------------------------------------------

   Hard Assets      Seeks long-term capital appreciation.
                    Invests primarily in hard asset securities.
                    Hard asset companies produce a commodity which
                    the portfolio manager is able to price on a
                    daily or weekly basis.
                    -------------------------------------------------------

   Managed Global   Seeks capital appreciation.  Current income is
                    only an incidental consideration.
                    Invests primarily in common stocks traded in
                    securities markets throughout the world.
                    -------------------------------------------------------

   Developing World Seeks capital appreciation.
                    Invests primarily in equity securities of
                    companies in developing or emerging countries.
                    -------------------------------------------------------

   Emerging Markets Seeks long-term capital appreciation.
                    Invests primarily in equity securities of
                    companies in at least six different emerging
                    market countries.
                    -------------------------------------------------------

   PIMCO High Yield Seeks to maximize total return, consistent with preservation of capital and
     Bond           prudent investment management.
                    Invests in at least 65% of its assets in a diversified portfolio of junk bonds rated at least B by
                    Moody's Investor Services, Inc. or Standard &
                    Poor's or, if unrated, determined by the
                    portfolio manager to be of comparable quality.
                    -------------------------------------------------------

   PIMCO StocksPLUS  Seeks to achieve a total return which exceeds
   Growth and Income the total return performance of the S&P 500.
                     Invests primarily in common stocks, options, futures, options on futures and swaps.
                    -------------------------------------------------------

As of May 1, 1999, we no longer offer the following two portfolios:

   All-Growth       Seeks capital appreciation.
                    Invests primarily in growth securities of
                    middle-range capitalization companies.
                    -------------------------------------------------------

   Growth           Seeks capital appreciation.
    Opportunities   Invests primarily in equity securities of
                    domestic companies emphasizing companies with
                    market capitalizations of $1 billion or more.
                    -------------------------------------------------------

INVESTMENT PORTFOLIO MANAGEMENT FEES
Directed Services, Inc. serves as the overall manager of the GCG Trust and PIMCO serves as the overall adviser to the PIMCO Trust. Directed Services, Inc. and PIMCO provide or procure, at their own expense, the services necessary for the operation of the portfolios. See the cover page of this prospectus for the names of the corresponding portfolio managers. Directed Services, Inc. and PIMCO do not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The GCG Trust pays Directed Services, Inc. for its services a monthly fee based on the annual rates of the average daily net assets of the investment portfolios. Directed Services, Inc. (and not the GCG Trust) in turn pays each portfolio manager a monthly fee for managing the assets of the portfolios.

The PIMCO Trust pays PIMCO a monthly advisory fee and a monthly administrative fee of 0.25% based on the average daily net assets of each of the investment portfolios for managing the assets of the portfolios and for administering the PIMCO Trust.

More detailed information about each portfolio's management fees can be found in the prospectuses for each Trust. You should read these prospectuses before investing.

[Shaded Section Header]
-----------------------------------------------------------------------
                        THE ANNUITY CONTRACT
-----------------------------------------------------------------------

The Contract described in this prospectus is a deferred variable annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust and the PIMCO Trust funded by Account B.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you or the annuitant dies. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

  JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect.
Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner or the annuitant dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

  CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of at least $500 or more ($250 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may refuse a premium payment if an initial premium or the sum of all premium payments is more than $1,500,000.

CREDITING OF PREMIUM PAYMENTS
We will allocate your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be credited to a Contract within 1 business day if they are received in good order. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. Once the completed application is received, we will allocate the payment to the subaccount(s) and/or Fixed Interest Allocation(s) specified by you within 2 business days. We will make inquiry to discover any missing information related to subsequent payments. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

    (1)If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 15 days of the premium payment. If we do not receive the application or form within 15 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

    (2)If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you.

In some states, we may require that an initial premium designated for a subaccount of Account B be allocated to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

  CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

    (1)We take the contract value in the subaccount at the end of the preceding business day.

    (2)We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

    (3)We add (1) and (2).

    (4)We add to (3) any additional premium payments, and then add or subtract transfers (and any associated charges) to or from that subaccount.

    (5)We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, and distribution fee
       (annual sales load), and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax
Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the Securities and Exchange
Commission (and any other regulatory agency, if required) substitute another portfolio for existing and future investments.

We also reserve the right to: (i) deregister Account B under the 1940 Act; (ii) operate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account B; and (v) combine Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death
Benefit," "Charges and Fees," "The Annuity Options" and "Other
Contract Provisions" in this prospectus for information on other important provisions in your Contract.

[Shaded Section Header]
-----------------------------------------------------------------------
                             WITHDRAWALS
-----------------------------------------------------------------------

Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $1,000. If you take more than one regular withdrawal in a contract year, we impose a charge of the lesser of $25 and 2.0% of each additional amount withdrawn.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawals on a monthly or quarterly basis from the contract value in the subaccounts in which you are invested. You may elect payments to start as early as 28 days after the contract date. You choose the date on which the withdrawals will be made but this date cannot be later than the 28th day of the month. If you do not choose a date, we will make the withdrawals on the same calendar day of each month as the contract date. Each withdrawal payment must be at least $100.

The amount of your withdrawal can either be a (i) fixed dollar amount, or (ii) an amount based on a percentage of your contract value from the subaccounts in which you are invested. Both options are subject to the following maximums:

                      FREQUENCY   MAXIMUM PERCENTAGE
                      Monthly          1.25%
                      Quarterly        3.75%

If you select a fixed dollar amount and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your contract value on the withdrawal date, we will reduce the amount withdrawn so that it equals such percentage. If you select a percentage and the amount to be systematically withdrawn based on that percentage would be less than the minimum of $100, we will increase the amount to $100 provided it does not exceed the maximum percentage. If it is below the maximum percentage we will send the $100. If it is above the maximum percentage we will send the amount, and then cancel the option.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option commence in a contract year where a regular withdrawal has been taken, but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract, and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by Federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.
You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. Your are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

[Shaded Section Header]
-----------------------------------------------------------------------
                  TRANSFERS AMONG YOUR INVESTMENTS
-----------------------------------------------------------------------

You may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law.
Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day.

Account B and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $10,000 of contract value in the Limited Maturity Bond subaccount or the Liquid Asset subaccount. These subaccounts serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $250. If your source account is the Limited Maturity Bond subaccount or the Liquid Asset subaccount, the maximum amount that can be transferred each month is your contract value in such source account divided by 12.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

[Shaded Section Header]
-----------------------------------------------------------------------
                            DEATH BENEFIT
-----------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE
If the contract owner or the annuitant dies before the annuity start date, we will pay your beneficiary the death benefit proceeds under the Contract unless your beneficiary is the surviving spouse and elects to continue the Contract.

If the contract owner or the annuitant is NOT MORE THAN 75 YEARS OLD (80 years old for Contracts with a contract date before November 6, 1992) at the time of purchase, the death benefit is the greater of:

    1)the contract value; and

    2)the guaranteed death benefit, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the guaranteed death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals made since the preceding day. The maximum guaranteed death benefit is 2 times all premium payments, less an amount to reflect total withdrawals taken. The actual interest rate used for calculating the death benefit for the Liquid Asset subaccount will be the lesser of the 7% annual effective rate or the net rate of return for the subaccount during the applicable period.

If the contract owner or the annuitant is AGE 76 OR OLDER at the time of purchase (age 81 or older for Contracts with a contract date before November 6, 1992), the death benefit is the greater of:

    1)the cash surrender value; and

    2)the total premium payments made under the Contract after subtracting any withdrawals.

If you purchased the Contract in North Carolina before November 6, 1992, the following death benefit applies: if the contract owner or the annuitant are both age 80 or younger at the time or purchase, the death benefit is the greater of: (1) the contract value: and (2) the total premium payments made under the contract after subtracting any withdrawals. If the contract owner or the annuitant is age 81 or older at the time of purchase, the death benefit is the greater of:
(1) the cash surrender value; and (2) the total premium payments made under the contract subtracting any withdrawals.

The death benefit value is calculated at the close of the business day on which we receive proof of death at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options.
If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution.

HOW TO CLAIM PAYMENTS TO BENEFICIARY
We must receive due proof of the death of the annuitant or owner (such as an official death certificate) at our Customer Service Center before we will make any payments to the beneficiary. We will calculate the death benefit as of the date we receive due proof of death. The beneficiary should contact our Customer Service Center for instructions.

WHEN WE MAKE PAYMENTS
We will pay death benefit proceeds and cash surrender value within seven days after our Customer Service Center receives all the information needed to process the payment.

DEATH BENEFIT DURING THE INCOME PHASE
If the contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

[Shaded Section Header]
-----------------------------------------------------------------------
                          CHARGES AND FEES
-----------------------------------------------------------------------

We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

  DISTRIBUTION FEE. We deduct a sales load in an annual amount of 1.00% of each premium at the end of each contract year for a period of 6 years from the date we receive and accept each premium payment.

  SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations, and will never charge more than the maximum surrender charges as designated in this prospectus. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:


     COMPLETE YEARS ELAPSED  0 |   1 |   2 |   3 |   4 |   5 |   6+
      SINCE PREMIUM PAYMENT    |     |     |     |     |     |
     SURRENDER CHARGE        6%|   5%|   4%|   3%|   2%|   1%|   0%

We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60 day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. The waiver of surrender charge may not be available in all states.

Contracts with a contract date prior to May 3, 1993 and the prospectus delivered in connection with such contracts, described the sales load as a deferred load, which is equivalent to the combination of the distribution fee and surrender charge described above.
Limited Edition contracts purchased through Golden American Separate Account D and the prospectus delivered in connection with such contracts also described the sales load as a deferred load.

  FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

  SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts, we will deduct charges proportionately from all other subaccounts in which you are invested.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

  PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

  ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $40 per Contract. This charge is waived if you have a contract value exceeding $100,000 at the end of a contract year or the sum of the premiums paid equals or exceeds $100,000. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested.

  TRANSFER CHARGE. We deduct a $25 fee for each transfer after the twelfth transfer in a contract year. We deduct the charge from the subaccounts from which each such transfer is made in proportion to the amount being transferred from each such subaccount, unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging and transfers we make to and from any subaccount specially designated by the Company for such purpose.

  REGULAR WITHDRAWAL CHARGE. If you take more than one regular withdrawal during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount withdrawn for each additional regular withdrawal. The charge is deducted from the division(s) from which each such regular withdrawal is made in proportion to the amount being withdrawn from each division, unless you have chosen to use the Charge Deduction Division.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
  MORTALITY AND EXPENSE RISK CHARGE. The daily charge is at the rate of 0.002477% (equivalent to an annual rate of 0.90%) of the assets you have in each subaccount.

  ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of 0.000276% (equivalent to an annual rate of 0.10%) on the assets in each subaccount.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Please read the respective Trust prospectus for details.

[Shaded Section Header]
-----------------------------------------------------------------------
                         THE ANNUITY OPTIONS
-----------------------------------------------------------------------

ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option chosen. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate) and the applicable payment rate.

Our approval is needed for any option where:

    (1)The person named to receive payment is other than the contract owner or beneficiary;

    (2)The person named is not a natural person, such as a corporation; or

    (3)Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the date on which the annuity payments commence. The annuity start date must be at least 3 years from the contract date, but before the month immediately following the annuitant's 90th birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

For Contracts with contract dates before May 3, 1993, different annuity commencement date limitations may apply.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax advisor.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

  OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

  OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Payment is made for the life of the annuitant in equal monthly installments and guaranteed for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

  OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

  OPTION 4. ANNUITY PLAN. The contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

    1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and 3.50% for Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in the Contract.

    2) For Option 3, no amounts are payable after both named persons have died.

    3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

[Shaded Section Header]
-----------------------------------------------------------------------
                      OTHER CONTRACT PROVISIONS
-----------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the Securities and Exchange Commission so that the sale of securities held in Account B may not reasonably occur or so that the Company may not reasonably determine the value of Account B's net assets; or (4) during any other period when the Securities and Exchange Commission so permits for the protection of security holders.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES  APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

OTHER CONTRACT CHANGES
You may change the contract to another annuity plan subject to our rules at the time of the change.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value, including a refund of any charges deducted. The Contract will be void as of the day we receive your Contract and your request. Some states require that we return the premium paid rather than the contract value. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). If you exercise your right to cancel, we will return the greater of (a) the premium invested, and (b) the contract value plus any amounts deducted under the Contract or by the Trust for taxes, charges or fees. We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. If you keep your Contract after the free look period, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any surrender, administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT
Directed Services, Inc. is principal underwriter and distributor of the Contract as well as for other contracts issued through Account B and other separate accounts of Golden American. We pay Directed Services Inc. for acting as principal underwriter under a distribution agreement which in turn pays the writing agent. The principal address of Directed Services is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Directed Services enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. DSI receives a maximum of 6% commission, and passes through 100% of the commission to the broker-dealer whose registered representative sold the contract.

[Shaded Table Header]

                               Underwriter Compensation

 |----------------------------------------------------------------------------|
 |   NAME OF PRINCIPAL     |     AMOUNT OF         |          OTHER           |
 |     UNDERWRITER         | COMMISSION TO BE PAID |      COMPENSATION        |
 |                         |                       |                          |
 | Directed Services, Inc. |   Maximum of 6%       |   Reimbursement of any   |
 |                         |   of any initial      | covered expenses incurred|
 |                         |   or additional       |      by registered       |
 |                         |  premium payments     |    representatives in    |
 |                         | except when combined  |     connection with      |
 |                         |   with some annual    |     the distribution     |
 |                         |   trail commissions.  |    of the Contracts.     |
 |----------------------------------------------------------------------------|

Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed 6% of total premium payments).

[Shaded Section Header]
-----------------------------------------------------------------------
                          OTHER INFORMATION
-----------------------------------------------------------------------

VOTING RIGHTS
We will vote the shares of a Trust owned by Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Account B which are not attributable to contract owners in the same proportion.

YEAR 2000 PROBLEM
Like other business organizations and individuals around the world, Golden American and Account B could be adversely affected if the computer systems doing the accounts processing or on which Golden American and/or Account B relies do not properly process and calculate date-related information related to the end of the year 1999. This is commonly known as the Year 2000 (or Y2K) Problem. Golden American is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by its and Account B's major service providers. At this time, however, we cannot guarantee that these steps will be sufficient to avoid any adverse impact on Golden American and Account B.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Golden American Life Insurance Company and Account B appearing or incorporated by reference in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing or incorporated by reference in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

[Shaded Section Header]
-----------------------------------------------------------------------
                     FEDERAL TAX CONSIDERATIONS
-----------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
  DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account B, through the subaccounts, will satisfy these diversification requirements.

In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

  REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
  IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
  NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

  WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.
In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

  PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

    o  made on or after the taxpayer reaches age 59 1/2;
    o  made on or after the death of a contract owner;
    o  attributable to the taxpayer's becoming disabled; or
    o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

  ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

  TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

  TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

  WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability.
Recipients can generally elect, however, not to have tax withheld from distributions.

  MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

  DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner

(or plan participant) reaches age 70 1/2.  For IRAs described in
Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

  WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any owner of a non-qualified contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or
(b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRAS
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

[Shaded Section Header]
-----------------------------------------------------------------------
                 STATEMENT OF ADDITIONAL INFORMATION
-----------------------------------------------------------------------

TABLE OF CONTENTS

      ITEM                                                  PAGE
      Introduction............................................1
      Description of Golden American Life Insurance Company...1
      Safekeeping of Assets...................................1
      The Administrator.......................................1
      Independent Auditors....................................1
      Distribution of Contracts...............................1
      Performance Information.................................2
      IRA Withdrawal Option...................................6
      Other Information.......................................6
      Financial Statements of Separate Account B..............6
      Appendix  Description of Bond Ratings.................A-1











--------------------------------------------------------------------------

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER
THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE PROSPECTUS COVER.
--------------------------------------------------------------------------

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

               --------------------------------------------------
               NAME

               --------------------------------------------------
               SOCIAL SECURITY NUMBER

               --------------------------------------------------
               STREET ADDRESS

               --------------------------------------------------
               CITY, STATE, ZIP


(DVA 5/99 6%)

                 This page intentionally left blank.

                             APPENDIX A
                   CONDENSED FINANCIAL INFORMATION


The following tables give (1) the accumulation unit value ("AUV"),
(2) the total number of accumulation units, and (3) the total accumulation unit value for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. The commencement date of each subaccount and the starting accumulation unit value is noted on the last row of each table. The Managed Global subaccount commenced operations initially as a subaccount of another separate account, the Managed Global Account of Separate Account D of Golden American; however, at the time of conversion the value of an accumulation unit did not change. As of May 1, 1999, we no longer accept new allocations into the All-Growth and Growth Opportunities subaccounts.

LIQUID ASSET

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $14.89          1,767,965            $26,328      |
| 1997       14.32          1,598,949             22,894      |
| 1996       13.76          1,707,724             23,502      |
| 1995       13.24          2,096,044             27,757      |
| 1994       12.68          2,794,493             35,422      |
| 1993       12.35            914,801             11,295      |
| 1992       12.15            499,686              6,072      |
| 1991       11.90             64,151                764      |
| 1990       11.38                                 8,420      |
| 1989       10.68                                 2,191      |
| 1/24/89    10.00                  --                --      |
|-------------------------------------------------------------|

LIMITED MATURITY BOND

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $17.42          2,087,318            $36,352      |
| 1997       16.46          2,370,299             39,020      |
| 1996       15.59          2,887,112             45,004      |
| 1995       15.10          4,103,020             61,935      |
| 1994       13.65          4,956,843             67,647      |
| 1993       13.95          4,541,627             63,358      |
| 1992       13.27          2,156,633             28,616      |
| 1991       12.78            327,992              4,193      |
| 1990       11.61                                 8,010      |
| 1989       10.88                                 2,596      |
| 1/24/89    10.00                  --                --      |
|-------------------------------------------------------------|

                                    A1

GLOBAL FIXED INCOME

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $13.31             13,446           $  179        |
| 5/1/89     12.28                  --                --      |
|-------------------------------------------------------------|

TOTAL RETURN

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $18.02            431,678           $ 7,778       |
| 1997       16.31            206,943             3,375       |
| 1/20/97    13.93                  --               --       |
|-------------------------------------------------------------|

EQUITY INCOME

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $22.80          7,799,102            $177,844     |
| 1997       21.28          9,651,400             205,341     |
| 1996       18.30         12,399,943             226,919     |
| 1995       17.00         16,134,381             274,218     |
| 1994       14.43         18,607,114             268,575     |
| 1993       14.75         15,891,397             234,442     |
| 1992       13.41          5,539,622              74,284     |
| 1991       13.30          1,341,835              17,841     |
| 1990       11.19                                 23,963     |
| 1989       10.82                                 15,556     |
| 1/24/89    10.00                  --                 --     |
|-------------------------------------------------------------|

                                    A2

FULLY MANAGED

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $21.34          4,133,650            $ 88,227     |
| 1997       20.36          5,032,148             102,451     |
| 1996       17.83          6,069,822             108,215     |
| 1995       15.48          7,054,994             109,184     |
| 1994       12.95          7,157,931              92,695     |
| 1993       14.11          6,925,734              97,693     |
| 1992       13.24          2,028,812              26,869     |
| 1991       12.59            186,207               2,345     |
| 1990        9.87                                  5,414     |
| 1989       10.38                                  5,334     |
| 1/24/89    10.00                                     --     |
|-------------------------------------------------------------|

RISING DIVIDENDS

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $23.06          4,465,604            $102,983     |
| 1997       20.41          4,885,378              99,708     |
| 1996       15.88          5,296,367              84,105     |
| 1995       13.30          5,536,766              73,617     |
| 1994                      4,783,551              49,016     |
| 1993                      1,347,635              13,866     |
| 10/4/93    10.00                  --                 --     |
|-------------------------------------------------------------|

GROWTH & INCOME

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $17.20            486,360            $ 8,365      |
| 1997       15.51            559,791              8,685      |
| 1996       12.52            389,432              4,877      |
| 9/3/96     10.97                  --                --      |
|-------------------------------------------------------------|

                                    A3

GROWTH

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $16.47            299,829            $ 4,940      |
| 1997       13.12            230,798              3,028      |
| 1/20/97    12.05                  --                --      |
|-------------------------------------------------------------|

VALUE EQUITY

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $18.58          1,052,008            $19,542      |
| 1997       18.48          1,369,251             25,301      |
| 1996       14.66          1,387,641             20,348      |
| 1995       13.39          1,676,442             22,449      |
| 1/1/95     10.00                  --                --      |
|-------------------------------------------------------------|

RESEARCH

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
|  1998      $23.27           488,822             $11,377     |
|  1997       19.11           310,066               5,924     |
|  1/20/97    16.31                   --               --     |
|-------------------------------------------------------------|

STRATEGIC EQUITY

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $14.40            772,105            $11,117      |
| 1997       14.42          1,011,370             14,587      |
| 1996       11.83            830,804              9,828      |
| 1995       10.01            362,606              3,629      |
| 10/2/95    10.00                  --                --      |
|-------------------------------------------------------------|

                                    A4

CAPITAL APPRECIATION

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $25.13          4,689,939            $117,875     |
| 1997       22.53          5,724,823             128,989     |
| 1996       17.65          6,704,917             118,334     |
| 1995       14.83          7,627,317             113,076     |
| 1994       11.50          7,419,377              85,356     |
| 1993       11.81          6,989,513              82,535     |
| 1992       11.01          1,421,494              15,655     |
| 5/4/92     10.00                  --                 --     |
|-------------------------------------------------------------|

MID-CAP GROWTH

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
|  1998      $22.84           315,603             $ 7,210     |
|  1997       18.79           239,052               4,492     |
|  1996       15.86           167,020               2,649     |
|  9/3/96     14.79                  --                --     |
|-------------------------------------------------------------|

SMALL CAP

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $15.55            701,203            $10,908      |
| 1997       12.99            895,702             11,632      |
| 1996       11.89            922,560             10,970      |
| 1/2/96     10.00                  --                --      |
|-------------------------------------------------------------|

                                    A5

REAL ESTATE

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $22.60          1,158,462            $26,182      |
| 1997       26.38          1,522,527             40,160      |
| 1996       21.70          1,740,369             37,764      |
| 1995       16.20          1,965,015             31,835      |
| 1994       14.04          2,403,805             33,740      |
| 1993       13.33          1,879,946             25,064      |
| 1992       11.48            180,596              2,074      |
| 1991       10.19             15,424                157      |
| 1990        7.68                                   310      |
| 1989        9.90                                   650      |
| 1/24/89    10.00                  --                --      |
|-------------------------------------------------------------|

HARD ASSETS

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $14.85            752,885            $11,178      |
| 1997       21.30          1,137,136             24,217      |
| 1996       20.26          1,426,490             28,904      |
| 1995       15.36          1,433,795             22,026      |
| 1994       14.02          1,917,571             26,880      |
| 1993       13.81          1,081,745             14,939      |
| 1992        9.30             52,270                486      |
| 1991       10.42             14,155                148      |
| 1990       10.05                                 2,460      |
| 1989       11.86                                 2,321      |
| 1/24/89    10.00                  --                --      |
|-------------------------------------------------------------|

MANAGED GLOBAL

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $15.27          3,944,829            $ 60,230     |
| 1997       11.93          5,055,107              60,290     |
| 1996       10.74          6,082,208              65,322     |
| 1995        9.66                                 72,375     |
| 1994        9.09          9,146,015              83,148     |
| 1993       10.52          8,037,403              84,537     |
| 1992       10.01          3,869,327              38,724     |
| 10/21/92   10.00                  --                 --     |
|-------------------------------------------------------------|

                                    A6

DEVELOPING WORLD

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998       $ 7.31             4,598             $    34     |
| 5/1/89      10.43                  --                 --    |
|-------------------------------------------------------------|

EMERGING MARKETS

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $ 6.64          1,548,999            $ 10,288     |
| 1997        8.84          2,213,928              19,566     |
| 1996        9.85          2,752,396              27,112     |
| 1995        9.27          3,533,661              32,775     |
| 1994       10.42          5,090,502              53,052     |
| 1993       12.41          2,094,301              25,990     |
| 10/4/93    10.00                  --                 --     |
|-------------------------------------------------------------|

PIMCO HIGH YIELD BOND

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $10.11            107,998            $  1,092     |
| 5/1/98     10.00                  --                 --     |
|-------------------------------------------------------------|

PIMCO STOCKSPLUS
GROWTH AND INCOME

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $11.14            160,283            $  1,786     |
| 5/1/98     10.00                  --                 --     |
|-------------------------------------------------------------|

                                    A7

ALL-GROWTH
[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $16.03          2,394,552            $38,396      |
| 1997       14.79          3,158,455             46,708      |
| 1996       14.11          4,275,253             60,324      |
| 1995       14.34          5,828,945             83,560      |
| 1994       11.83          5,569,278             65,874      |
| 1993       13.39          3,755,633             50,290      |
| 1992       12.69          1,230,777             15,623      |
| 1991       13.16            225,266              2,965      |
| 1990        9.74                                 4,528      |
| 1989       10.71                                 3,078      |
| 1/24/89    10.00                  --                --      |
|-------------------------------------------------------------|

GROWTH OPPORTUNITIES
[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $ 9.69             13,050            $   126      |
| 5/1/89     10.79                  --                 --     |
|-------------------------------------------------------------|

                                    A8

               GOLDEN AMERICAN LIFE INSURANCE COMPANY
 Golden American Life Insurance Company is a stock company domiciled in Delaware
--------------------------------------------------------------------------
G 3107 5/99

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

[begin shaded block]

                             PROFILE OF
                     GOLDENSELECT DVA SERIES 100
                 FIXED AND VARIABLE ANNUITY CONTRACT
                             MAY 1, 1999

[inset within shaded block]
This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully. [end inset within shaded block]
[end shaded block]

1.THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred variable annuity contract between you and Golden American Life Insurance Company. The Contract provides a means for you to invest on a tax-deferred basis in one or more of 22 mutual fund investment portfolios (listed on the next page) through our Separate Account B listed on the next page. You may not make any money, and you can even lose the money you invest.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will generally determine the amount of annuity payments you will receive. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.
You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, and (6) the amount and frequency of withdrawals.

2.YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

[Table with Shaded Heading]
                       Annuity Options

|------------------------------------------------------------------------|
|     Option 1   Income for a        Payments are made for a  specified  |
|                fixed period        number of years to you              |
|                                    or your beneficiary.                |
|------------------------------------------------------------------------|
|     Option 2   Income for          Payments are made for the rest of   |
|                life with a         your life or longer for a specified |
|                period certain      period such as 10 or 20 years or    |
|                                    until the total amount used to buy  |
|                                    this option has been repaid.  This  |
|                                    option comes with an added guarantee|
|                                    that payments will continue to your |
|                                    beneficiary for the remainder of    |
|                                    period if you should die during the |
|                                    period.                             |
|------------------------------------------------------------------------|
|     Option 3   Joint life income   Payments are made for your life     |
|                                    and the life of another person      |
|                                    (usually your spouse).              |
|------------------------------------------------------------------------|
|     Option 4   Annuity plan        Any other annuitization plan that we|
|                                    choose to offer on the annuity      |
|                                    start date.                         |
|------------------------------------------------------------------------|

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $25,000 or more for qualified and non-qualified contracts up to and including age 85. We will only accept a rollover contribution of $25,000 or more for qualified plans. You may make additional payments of $500 or more ($250 for a qualified Contract) at any time before you turn 85. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. We may refuse a premium payment if an initial premium or the sum of all premium payments is more than $1,500,000.

Who may purchase this Contract? The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot risk getting back less money than you put in.

4.THE INVESTMENT PORTFOLIOS
You can direct your money into any one or more of the following 24 mutual fund investment portfolios through our Separate Account B. The investment portfolios are described in the prospectuses for the GCG Trust and the PIMCO Variable Insurance Trust. But if you invest in any of the following investment portfolios, depending on market conditions, you may make or lose money:

  THE GCG TRUST
     Liquid Asset Series            Growth & Income Series      Small Cap Series
     Limited Maturity Bond Series   Growth Series               Real Estate Series
     Global Fixed Income Series     Value Equity Series         Hard Assets Series
     Total Return Series            Research Series             Managed Global Series
     Equity Income Series           Strategic Equity Series     Developing World Series
     Fully Managed Series           Capital Appreciation Series Emerging Markets Series
     Rising Dividends Series        Mid-Cap Growth Series

  THE PIMCO TRUST
     PIMCO High Yield Bond Portfolio
     PIMCO StocksPLUS Growth and Income Portfolio

5.EXPENSES
The Contract has insurance features and investment features, and there are costs related to each. We also collect a mortality and expense risk charge and an asset-based administrative charge. These 2 charges are deducted daily directly from the amounts in the investment portfolios. The annual rate of the mortality and expense risk charge is 1.25%. The asset-based administrative charge is 0.10% annually.

            Mortality & Expense Risk Charge.......1.25%
            Asset-Based Administrative Charge.....0.10%
               Total..............................1.35%

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.59% to 1.83% annually (see following table) of the portfolio's average daily net asset balance. If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a distribution fee (annual sales load) in an annual amount of 0.65% of each premium at the end of each contract year for a period of 10 years from the date we receive and accept each premium payment.

We deduct a withdrawal charge for each regular withdrawal after the first in a contract year. The withdrawal charge is the lesser of $25 or 2% of each withdrawal.

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the mortality and expense risk charge and the asset-based administrative charge. The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and are based on actual expenses during 1998, except for portfolios that commenced operations as of during 1998 where the charges have been annualized. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10. For Years 1 and 10, the examples show the total annual charges assessed during that time. For these examples, the premium tax is assumed to be 0%.

[Table with shaded heading and shaded lines for readability]
                                TOTAL ANNUAL                EXAMPLES:
                    TOTAL ANNUAL INVESTMENT   TOTAL TOTAL CHARGES AT THE END OF:
                      INSURANCE  PORTFOLIO   ANNUAL
INVESTMENT PORTFOLIO   CHARGES    CHARGES    CHARGES     1 YEAR     10 YEARS

THE GCG TRUST

Liquid Asset             1.35%      0.59%     1.94%       $26.20     $285.17
Limited Maturity Bond    1.35%      0.60%     1.95%       $26.30     $286.19
Global Fixed Income      1.35%      1.60%     2.95%       $36.30     $382.86
Total Return             1.35%      0.97%     2.32%       $30.01     $323.20
Equity Income            1.35%      0.98%     2.33%       $30.11     $324.17
Fully Managed            1.35%      0.98%     2.33%       $30.11     $324.17
Rising Dividends         1.35%      0.98%     2.33%       $30.11     $324.17
Growth & Income          1.35%      1.08%     2.43%       $31.11     $333.91
Growth                   1.35%      1.09%     2.44%       $31.21     $334.88
Value Equity             1.35%      0.98%     2.33%       $30.11     $324.17
Research                 1.35%      0.94%     2.29%       $29.71     $320.25
Strategic Equity         1.35%      0.99%     2.34%       $30.21     $325.15
Capital Appreciation     1.35%      0.98%     2.33%       $30.11     $324.17
Mid-Cap Growth           1.35%      0.95%     2.30%       $29.81     $321.23
Small Cap                1.35%      0.99%     2.34%       $30.21     $325.15
Real Estate              1.35%      0.99%     2.34%       $30.21     $325.15
Hard Assets              1.35%      1.00%     2.35%       $30.31     $326.13
Managed Global           1.35%      1.26%     2.61%       $32.91     $351.17
Developing World         1.35%      1.83%     3.18%       $38.59     $403.64
Emerging Markets         1.35%      1.83%     3.18%       $38.59     $403.64

THE PIMCO TRUST
PIMCO High Yield Bond    1.35%      0.75%     2.10%       $27.80     $301.37
PIMCO StocksPLUS
 Growth and Income       1.35%      0.65%     2.00%       $26.80     $291.28

The "Total Annual Investment Portfolio Charges" reflect current expense reimbursements for the Total Return and Global Fixed Income portfolios. The 1 Year and 10 Year Examples above include the 0.65% distribution fee (annual sales load). For more detailed information, see the fee table in the prospectus for the Contract.

6.TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings, but not on premiums, when you withdraw them from the Contract.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the amount withdrawn.

7.WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 7. If you take more than one withdrawal (other than a systematic withdrawal) during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount withdrawn for each additional withdrawal. In no event may a withdrawal or a combination of regular withdrawals and systematic withdrawals received or expected to be received during the contract year, exceed 25% of the accumulation value as of the date of the current withdrawal. Income taxes and a penalty tax may apply to amounts withdrawn.

8.PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total return for 1998. These numbers reflect the deduction of the mortality and expense risk charge and the asset-based administrative charge, but do not reflect deductions for the distribution fee (annual sales load) and any withdrawal charges. If withdrawal charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

                                                                   CALENDAR YEAR
INVESTMENT PORTFOLIO                     1998    1997    1996    1995     1994    1993   1992   1991    1990
Managed by A I M Capital Management, Inc.
   Capital Appreciation(1)               11.55%  27.67%  19.05%  28.86%  (2.57)%  7.22%    --     --      --
   Strategic Equity(2)                   (0.17)  21.92   18.19      --      --      --     --     --      --
Managed by T. Rowe Price Associates, Inc.
   Fully Managed                          4.84   14.20   15.20    19.51  (8.20)   6.51   5.16  27.64   (4.15)
   Equity Income(2)                       7.18   16.26    7.67    17.75  (2.16)   10.02  0.86  18.83    3.68
Managed by Kayne Anderson Investment Management, LLC
   Rising Dividends                      12.99   28.53   19.43    29.76  (0.41)     --     --     --      --
Managed by EII Realty Securities, Inc.
   Real Estate                          (14.32)  21.56   33.94    15.42   5.28   16.10  12.73  32.72  (21.58)
Managed by Eagle Asset Management, Inc.
   Value Equity                           0.54   26.01    9.51    33.91     --      --     --     --      --
Managed by Fred Alger Management, Inc.
   Small Cap                             19.77    9.22   18.91       --     --      --     --     --      --
Managed by Putnam Investment Management, Inc.
   Emerging Markets                     (24.85) (10.28)   6.20   (11.00)(16.02)     --     --     --      --
   Managed Global                        28.02   11.05   11.19     6.25 (13.57)   5.10     --     --      --
Managed by ING Investment Management, LLC
   Limited Maturity Bond                  5.79    5.60    3.27    10.61  (2.17)   5.14   3.79   10.16   6.79
   Liquid Asset                           4.00    4.04    3.92     4.47   2.66    1.61   2.09    4.60   6.67
Managed by Pacific Investment Management Company
   PIMCO High Yield Bond                    --      --      --       --     --      --     --      --     --
   PIMCO StocksPLUS Growth
     and Income                             --      --      --       --     --      --     --      --     --
Managed by Alliance Capital Management L.P.
   Growth & Income(2)                    10.85   23.89      --       --     --      --     --      --     --
Managed by Janus Capital Corporation
   Growth(2)                             25.56   14.61      --       --     --      --     --      --     --
Managed by Massachusetts Financial Services Company
   Mid-Cap Growth                        21.58   18.46   19.46    28.16     --      --     --      --     --
   Total Return                          10.48   19.65   12.54    23.29     --      --     --      --     --
   Research                              21.82   18.92   22.10    35.21     --      --     --      --     --
Managed by Baring International Investment Limited
   Global Fixed Income                   10.73   (0.34)   3.94     4.81     --      --     --      --     --
   Hard Assets(2)                       (30.29)   5.10   31.90     9.59   1.51   48.43 (10.71)   3.66 (14.70)
   Developing World(2)                      --      --      --       --     --      --     --      --     --
__________________________
 (1)Prior to April 1, 1999, a different firm managed the Portfolio.
 (2)Prior to March 1, 1999, a different firm managed the Portfolio.

9.DEATH BENEFIT
If the contract owner or the annuitant dies before the annuity start date, we will pay your beneficiary the death benefit proceeds under the Contract unless the beneficiary is your surviving spouse and elects to continue the Contract.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

If the contract owner or the annuitant is NOT MORE THAN 75 YEARS OLD (80 years old for Contracts with a contract date before November 6, 1992) at the time of purchase, the death benefit is the greater of:

    1) the contract value; and

    2) the guaranteed death benefit, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the guaranteed death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals made since the preceding day. The maximum guaranteed death benefit is 2 times all premium payments, less an amount to reflect total withdrawals taken. The actual interest rate used for calculating the death benefit for the Liquid Asset investment portfolio will be the lesser of the 7% annual effective rate or the net rate of return for the portfolio during the applicable period.

If the contract owner or the annuitant is AGE 76 OR OLDER at the time of purchase (age 81 or older for Contracts with a contract date before November 6, 1992), the death benefit is the greater of:

    1) the cash surrender value; and

    2) the total premium payments made under the Contract after subtracting any withdrawals.

If you purchased the Contract in North Carolina before November 6, 1992, the following death benefit applies: if the contract owner or the annuitant are both age 80 or younger at the time of purchase, the death benefit is the greater of: (1) the contract value: and (2) the total premium payments made under the contract after subtracting any withdrawals. If the contract owner or the annuitant is age 81 or older at the time of purchase, the death benefit is the greater of:
(1) the cash surrender value; and (2) the total premium payments made under the contract after subtracting any withdrawals.

The death benefit value is calculated at the close of the business day on which we receive due proof of death at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the
benefit payable in the future may be affected.   If you die after the
annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect.

10.OTHER INFORMATION
  FREE LOOK. You may cancel the Contract within 10 days after you receive it. If applicable state law requires a longer free look period, or the return of the premium paid, the Company will comply. If you exercise your right to cancel, we will return the greater of
(a) the premium payments made, and (b) the contract value plus any amounts deducted under the Contract or by the Trust for taxes, charges or fees.

  TRANSFERS AMONG INVESTMENT PORTFOLIOS. You can make transfers among your investment as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. Currently there is no charge for transfers, and we do not limit the number or transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed.

  NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

  ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

     Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month, which may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $10,000 or more in the Limited Maturity Bond or the Liquid Asset investment.

     Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any withdrawal charge. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

11.INQUIRIES
If you need more information after reading this prospectus, please contact us at:

  Customer Service Center
  P.O. BOX 2700
  WEST CHESTER, PENNSYLVANIA  19380
  (800) 366-0066

  or your registered representative.

[begin shaded block]


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY
                       MAY 1, 1999
  DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS
                  GOLDENSELECT DVA SERIES 100
[end shaded block]
------------------------------------------------------------------------

This prospectus describes GoldenSelect DVA Series 100, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company (the "Company,"
"we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

The Contract provides a means for you to invest your premium payments in one or more of 22 mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract and the portfolio managers are:

  T. ROWE PRICE ASSOCIATES, INC.                            ALLIANCE CAPITAL MANAGEMENT L. P.
    Fully Managed Series                                      Growth & Income Series
    Equity Income Series                                    JANUS CAPITAL CORPORATION
  A I M CAPITAL MANAGEMENT, INC.                              Growth Series
    Capital Appreciation Series                             MASSACHUSETTS FINANCIAL SERVICES COMPANY
    Strategic Equity Series                                   Mid-Cap Growth Series
  KAYNE ANDERSON INVESTMENT MANAGEMENT, LLC                   Total Return Series
    Rising Dividends Series                                   Research Series
  EII REALTY SECURITIES, INC.                               ING  INVESTMENT MANAGEMENT, LLC (AN AFFILIATE)
    Real Estate Series                                        Limited Maturity Bond Series
  BARING INTERNATIONAL INVESTMENT LIMITED (AN AFFILIATE)      Liquid Asset Series
    Hard Assets Series                                      PACIFIC INVESTMENT MANAGEMENT COMPANY
    Developing World Series                                   PIMCO High Yield Bond Portfolio
    Global Fixed Income Series                                PIMCO StocksPLUS Growth and Income Portfolio
  EAGLE ASSET MANAGEMENT, INC.                              PUTNAM INVESTMENT MANAGEMENT, INC.
    Value Equity Series                                       Emerging Markets Series
  FRED ALGER MANAGEMENT, INC.                                 Managed Global Series
    Small Cap Series

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" in this prospectus.

You have a right to return a Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information, dated May 1, 1999 has been filed with the Securities and Exchange Commission. It is available without charge upon request.  To obtain a copy of this document, write to our
Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the Statement of Additional Information ("SAI") is on the last page of this prospectus and the SAI is made part of this prospectus by reference.
------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

AN INVESTMENT IN THE GCG TRUST OR THE PIMCO TRUST IS NOT A BANK
DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT
INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE GCG TRUST AND THE PIMCO TRUST.

-----------------------------------------------------------------------
                          TABLE OF CONTENTS
-----------------------------------------------------------------------

                                                             PAGE

     Index of Special Terms.....................................1
     Fees and Expenses..........................................2
     Performance Information....................................4
        Accumulation Unit.......................................4
        Net Investment Factor...................................4
        Condensed Financial Information.........................5
        Financial Statements....................................5
        Performance Information.................................5
     Golden American Life Insurance Company.....................6
     The Trusts.................................................6
     Golden American Separate Account B.........................7
     The Investment Portfolios..................................7
        Investment Objectives...................................7
        Investment Portfolio Management Fees....................9
     The Annuity Contract......................................10
        Contract Date and Contract Year........................10
        Annuity Start Date.....................................10
        Contract Owner.........................................10
        Annuitant..............................................11
        Beneficiary............................................11
        Purchase and Availability of the Contract..............11
        Crediting of Premium Payments..........................12
        Contract Value.........................................12
        Cash Surrender Value...................................13
        Surrendering to Receive the Cash Surrender Value.......13
        Addition, Deletion or Substitution of Subaccounts
        and Other Changes......................................13
        Other Contracts........................................13
        Other Important Provisions.............................14
     Withdrawals...............................................14
        Regular Withdrawals....................................14
        Systematic Withdrawals.................................14
        IRA Withdrawals........................................15
     Transfers Among Your Investments..........................16
        Dollar Cost Averaging..................................16
     Death Benefit.............................................17
        Death Benefit During the Accumulation Phase............17
        Death Benefit During the Income Phase..................18
     Charges and Fees..........................................18
        Charge Deduction Subaccount............................18
        Charges Deducted from the Contract Value...............18
          Distribution Fee.....................................18
          Premium Taxes........................................18
          Transfer Charge......................................18
        Withdrawal Charge......................................18
        Charges Deducted from the Subaccounts..................18
          Mortality and Expense Risk Charge....................18
          Asset-Based Administrative Charge....................19
        Trust Expenses.........................................19

-----------------------------------------------------------------------
                    TABLE OF CONTENTS (CONTINUED)
-----------------------------------------------------------------------

                                                             PAGE

     The Annuity Options.......................................19
        Annuitization of Your Contract.........................19
        Selecting the Annuity Start Date.......................19
        Frequency of Annuity Payments..........................20
        The Annuity Options....................................20
          Income for a Fixed Period............................20
          Income for Life with a Period Certain................20
          Joint Life Income....................................20
          Annuity Plan.........................................20
        Payment When Named Person Dies.........................20
     Other Contract Provisions.................................21
        Reports to Contract Owners.............................21
        Suspension of Payments.................................21
        In Case of Errors in Your Application..................21
        Assigning the Contract as Collateral...................21
        Contract Changes-Applicable Tax Law....................21
        Free Look..............................................21
        Group or Sponsored Arrangements........................22
        Selling the Contract...................................22
     Other Information.........................................22
        Voting Rights..........................................22
        Year 2000 Problem......................................23
        State Regulation.......................................23
        Legal Proceedings......................................23
        Legal Matters..........................................23
        Experts................................................23
     Federal Tax Considerations................................23
     Statement of Additional Information
        Table of Contents......................................
     Appendix A
        Condensed Financial Information........................A1

[Shaded Section Header]
-----------------------------------------------------------------------
                       INDEX OF SPECIAL TERMS
-----------------------------------------------------------------------

The following special terms are used throughout this prospectus.
Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                           PAGE
Accumulation Unit                       4
Annuitant                              10
Annuity Start Date                     10
Cash Surrender Value                   12
Contract Date                          10
Contract Owner                         10
Contract Value                         12
Contract Year                          10
Net Investment Factor                   4
Death Benefit                          16


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the
Contract:

TERM USED IN THIS PROSPECTUS            CORRESPONDING TERM USED IN
THE CONTRACT
Accumulation Unit Value                 Index of Investment Experience
Annuity Start Date                      Annuity Commencement Date
Contract Owner                          Owner or Certificate Owner
Contract Value                          Accumulation Value
Transfer Charge                         Excess Allocation Charge
Free Look Period                        Right to Examine Period
Subaccount(s)                           Division(s)
Net Investment Factor                   Experience Factor
Regular Withdrawals                     Conventional Partial Withdrawals
Withdrawals                             Partial Withdrawals

[Shaded Section Header]
-----------------------------------------------------------------------
                          FEES AND EXPENSES
-----------------------------------------------------------------------

OWNER TRANSACTION EXPENSE
  Distribution Fee (annual sales load) as a percentage of the initial and each additional premium, deducted at the end of each contract year following receipt of each premium over a 10 year period from the date we receive and accept each premium payment.........0.65%

CONTRACT OWNER TRANSACTION EXPENSES
   Transfer Charge...............................................None*
   * We may in the future charge $25 per transfer if you make more than 12 transfers in a contract year.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
   Administrative Charge............................................$0

WITHDRAWAL CHARGE (2% of the withdrawal for each additional regular withdrawal after the first in a contract year) not to exceed.......$25

SEPARATE ACCOUNT ANNUAL CHARGES**
   Mortality and Expense Risk Charge....................1.25%
   Asset-Based Administrative Charge....................0.10%
   Total Separate Account Charges.......................1.35%
   **  As a percentage of average assets in each subaccount.

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of an investment portfolio or on the combined average daily net assets of the indicated groups of portfolios):

[Table with Shaded Heading and Shaded Lines for readability]
|-------------------------------------------------------------------------|
|                                               OTHER         TOTAL       |
|                                            EXPENSES(2)     EXPENSES     |
|                               MANAGEMENT  AFTER EXPENSE  AFTER EXPENSE  |
|  PORTFOLIO                     FEES(1)    REIMBURSEMENT REIMBURSEMENT(3)|
|-------------------------------------------------------------------------|
|  Liquid Asset                     0.59%        0.00%        0.59%       |
|  Limited Maturity Bond            0.60%        0.00%        0.60%       |
|  Global Fixed Income              1.60%        0.00%        1.60%(3)    |
|  Total Return                     0.94%        0.03%        0.97%(3)    |
|  Equity Income                    0.98%        0.00%        0.98%       |
|  Fully Managed                    0.98%        0.00%        0.98%       |
|  Capital Appreciation             0.98%        0.00%        0.98%       |
|  Rising Dividends                 0.98%        0.00%        0.98%       |
|  Real Estate                      0.98%        0.01%        0.99%       |
|  Value Equity                     0.98%        0.00%        0.98%       |
|  Strategic Equity                 0.98%        0.01%        0.99%       |
|  Small Cap                        0.98%        0.01%        0.99%       |
|  Hard Assets                      0.98%        0.02%        1.00%       |
|  Growth & Income                  1.08%        0.00%        1.08%       |
|  Growth                           1.08%        0.01%        1.09%       |
|  Managed Global                   1.25%        0.01%        1.26%       |
|  Emerging Markets                 1.75%        0.08%        1.83%       |
|  Developing World                 1.75%        0.08%        1.83%       |
|  Research                         0.94%        0.00%        0.94%       |
|  Mid-Cap Growth                   0.94%        0.01%        0.95%       |
|  All-Growth(4)                    0.98%        0.01%        0.99%       |
|  Growth Opportunities(4)          1.10%        0.05%        1.15%       |
|-------------------------------------------------------------------------|
 (1)Fees decline as combined assets increase. See the prospectus for the GCG Trust for more information.

 (2)Other expenses generally consist of independent trustees fees and certain expenses associated with investing in international markets. Other expenses are based on actual expenses for the year ended December 31, 1998, except for portfolios that commenced operations in 1998 where the charges have been annualized.

 (3)Directed Services, Inc. is currently reimbursing expenses to maintain total expenses at 0.97% for the Total Return portfolio and 1.60% for the Global Fixed Income portfolio as shown.
    Without this reimbursement, and based on current estimates, total expenses would be 0.98% for the Total Return portfolio and 1.74% for the Global Fixed Income portfolio. This reimbursement agreement will remain in place through December 31, 1999.

 (4)As of May 1, 1999, we no longer offer the All-Growth and Growth Opportunities portfolios.

THE PIMCO TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

[Table with Shaded Heading and Shaded Lines for readability]
|-----------------------------------------------------------------------------|
|                                                 OTHER           TOTAL       |
|                                                EXPENSES        EXPENSES     |
|                                  MANAGEMENT  AFTER EXPENSE   AFTER EXPENSE  |
| PORTFOLIO                          FEES(1)  REIMBURSEMENT(1)REIMBURSEMENT(1)|
|-----------------------------------------------------------------------------|
|  PIMCO High Yield Bond               0.50%        0.25%(2)      0.75%       |
|  PIMCO StocksPLUS Growth and Income  0.40%        0.25%         0.65%       |
|f---|
 (1)PIMCO has agreed to waive some or all of its other expenses, subject to potential future reimbursement, to the extent that total expenses for the PIMCO High Yield Bond portfolio and PIMCO
    StocksPLUS Growth and Income portfolio would exceed 0.75% and 0.65%, respectively, due to payment by the portfolios of their pro rata portion of Trustees' fees. Without this agreement, and based on current estimates, total expenses would be 0.81% for the PIMCO High Yield Bond portfolio and 0.72% for the PIMCO
    StocksPLUS Growth and Income portfolio.

 (2)Since the PIMCO High Yield Bond portfolio commenced operations on April 30, 1998, other expenses as shown has been annualized for the year ended December 31, 1998.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of the GCG Trust and the PIMCO
Trust for additional information on portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:
Whether you surrender or do not surrender your contract at the end of the applicable time period, you would pay the following expenses for each $1,000 of initial premium, assuming a 5% annual return on assets:

---------------------------------------------------------------------------
THE GCG TRUST           1 YEAR     3 YEARS     5 YEARS    10 YEARS
Liquid Asset............$26.20     $80.03      $135.88    $285.17
Limited Maturity Bond...$26.30     $80.33      $136.39    $286.19
Global Fixed Income.....$36.30    $110.17      $185.77    $382.86
Total Return............$30.01     $91.48      $154.96    $323.20
Equity Income...........$30.11     $91.78      $155.45    $324.17
Fully Managed...........$30.11     $91.78      $155.45    $324.17
Rising Dividends........$30.11     $91.78      $155.45    $324.17
Growth & Income.........$31.11     $94.77      $160.41    $333.91
Growth..................$31.21     $95.07      $160.90    $334.88
Value Equity............$30.11     $91.78      $155.45    $324.17
Research................$29.71     $90.58      $153.46    $320.25
Strategic Equity........$30.21     $92.08      $155.95    $325.15
Capital Appreciation....$30.11     $91.78      $155.45    $324.17
Mid-Cap Growth..........$29.81     $90.88      $153.96    $321.23
Small Cap...............$30.21     $92.08      $155.95    $325.15
Real Estate.............$30.21     $92.08      $155.95    $325.15
Hard Assets.............$30.31     $92.38      $156.45    $326.13
Managed Global..........$32.91    $100.13      $169.27    $351.17
Developing World........$38.59    $116.90      $196.77    $403.64
Emerging Markets........$38.59    $116.90      $196.77    $403.64
All-Growth(1)...........$30.21     $92.08      $155.95    $325.15
Growth Opportunities(1).$31.81     $96.85      $163.86    $340.67

THE PIMCO TRUST
PIMCO High Yield Bond...$27.80     $84.87      $143.96    $301.37
PIMCO StocksPLUS Growth
and Income..............$26.80     $81.85      $138.92    $291.28
     --------------------
     (1)As of May 1, 1999, we no longer offer the All-Growth or Growth Opportunities portfolios.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

[Shaded Section Header]
-----------------------------------------------------------------------
                       PERFORMANCE INFORMATION
-----------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the subaccounts are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

 (1)We take the net asset value of the subaccount at the end of each business day.

 (2)We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

 (3)We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

 (4)We then subtract the applicable daily mortality and expense risk charge and the daily asset based administrative charge from each subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed Financial
Information.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the years ended December 31, 1998 and 1997 and the audited consolidated financial statements of Golden American for the years ended December 31, 1998, 1997 and 1996 are included in the Statement of Additional Information.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.
Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the subaccount has been in existence. We may show other total returns for periods less than one year.
Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable portfolio and contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. Quotations of average annual return for the Managed Global subaccount take into account the period before September 3, 1996, during which it was maintained as a subaccount of Golden American Separate Account D. In addition, we may present historic performance data for the mutual fund investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

[Shaded Section Header]
-----------------------------------------------------------------------
               GOLDEN AMERICAN LIFE INSURANCE COMPANY
-----------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"). Equitable of Iowa is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company with approximately $461.8 billion in assets as of December 31, 1998. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Equitable of Iowa is the holding company for Golden American, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. Equitable of Iowa and another ING affiliate own ING Investment Management, LLC, a portfolio manager of the GCG Trust. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

[Shaded Section Header]
-----------------------------------------------------------------------
                             THE TRUSTS
-----------------------------------------------------------------------

The GCG Trust is a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance policies offered by Golden American. The GCG Trust also sells its shares to separate accounts of other insurance companies, both affiliated and not affiliated with Golden American. Pending Securities and Exchange Commission approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The PIMCO Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The principal address of the PIMCO Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees of the GCG Trust and the PIMCO Trust, Directed Services, Inc., Pacific Investment Management Company and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

You will find complete information about the GCG Trust and the PIMCO Trust in the accompanying Trusts' prospectuses. You should read them carefully before investing.

[Shaded Section Header]
-----------------------------------------------------------------------
                 GOLDEN AMERICAN SEPARATE ACCOUNT B
-----------------------------------------------------------------------

Golden American Separate Account B ("Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Account B but such assets are kept separate from our other accounts.

Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of the GCG Trust and the PIMCO Trust. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Account B. If the assets in Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

We currently offer other variable annuity contracts that invest in Account B but are not discussed in this prospectus. Account B may also invest in other investment portfolios which are not available under your Contract.

[Shaded Section Header]
-----------------------------------------------------------------------
                      THE INVESTMENT PORTFOLIOS
-----------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the 24 investment portfolios listed below. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE INVESTMENT PORTFOLIOS AND MAY LOSE YOUR PRINCIPAL.

INVESTMENT OBJECTIVES
The investment objective of each investment portfolio is set forth below. You should understand that there is no guarantee that any portfolio will meet its investment objectives. Meeting objectives depends on various factors, including, in certain cases, how well the portfolio managers anticipate changing economic and market conditions. MORE DETAILED INFORMATION ABOUT THE INVESTMENT PORTFOLIOS CAN BE FOUND IN THE PROSPECTUSES FOR THE GCG TRUST AND THE PIMCO TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

[Shaded Section Header]
-----------------------------------------------------------------------
   INVESTMENT PORTFOLIO                       INVESTMENT OBJECTIVE
-----------------------------------------------------------------------

   Liquid Asset     Seeks high level of current income consistent with
                    the preservation of capital and liquidity.
                    Invests primarily in obligations of the U.S.
                    Government and its agencies and
                    instrumentalities, bank obligations,
                    commercial paper and short-term corporate debt
                    securities.  All securities will mature in
                    less than one year.
                    -------------------------------------------------------

   Limited Maturity Seeks highest current income consistent with
      Bond          low risk to principal and liquidity.
                    Also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices,
                    indicate that capital appreciation may be
                    available without significant risk to
                    principal.
                    Invests primarily in diversified limited maturity debt securities with average maturity dates of five years or shorter and in no cases more than
                    seven years.
                    -------------------------------------------------------

   Global Fixed     Seeks high total return.
    Income          Invests primarily in high-grade fixed income
                    securities, both foreign and domestic.
                    -------------------------------------------------------

   Total Return     Seeks above-average income (compared to a portfolio
                    entirely invested in equity securities)
                    consistent with the prudent employment of
                    capital.
                    Invests primarily in a combination of equity
                    and fixed income securities.
                    -------------------------------------------------------

   Equity Income    Seeks substantial dividend income as well as long-
                    term growth of capital.
                    Invests primarily in common stocks of well-
                    established companies paying above-average
                    dividends.
                    -------------------------------------------------------

   Fully Managed    Seeks, over the long term, a high total investment
                    return consistent with the preservation of
                    capital and with prudent investment risk.
                    Invests primarily in the common stocks of
                    established companies believed by the
                    portfolio manager to have above-average
                    potential for capital growth.
                    -------------------------------------------------------

   Rising Dividends Seeks capital appreciation.  A secondary
                    objective is dividend income.
                    Invests in equity securities that meet the
                    following quality criteria: regular dividend
                    increases; 35% of earnings reinvested
                    annually; and a credit rating of "A" to "AAA".
                    -------------------------------------------------------

   Growth & Income  Seeks long-term total return.
                    Invests primarily in common stocks of
                    companies where the potential for change
                    (earnings acceleration) is significant.
                    -------------------------------------------------------

   Growth           Seeks capital appreciation.
                    Invests primarily in common stocks of growth companies that have favorable relationships between price/earnings ratios and growth rates in sectors offering the potential for above-average returns.
                    -------------------------------------------------------

   Value Equity     Seeks capital appreciation.  Dividend income
                    is a secondary objective.
                    Invests primarily in common stocks of domestic
                    and foreign issuers which meet quantitative
                    standards relating to financial soundness and
                    high intrinsic value relative to price.
                    -------------------------------------------------------

   Research         Seeks long-term growth of capital and future income.
                    Invests primarily in common stocks or
                    securities convertible into common stocks of
                    companies believed to have better than average prospects for long-term growth.
                    -------------------------------------------------------

   Strategic Equity Seeks capital appreciation.
                    Invests primarily in common stocks of medium-
                    and small-sized companies.
                    -------------------------------------------------------

   Capital          Seeks long-term capital growth.
   Appreciation     Invests primarily in equity securities
                    believed by the portfolio manager to be
                    undervalued.
                    -------------------------------------------------------

   Mid-Cap Growth   Seeks long-term growth of capital.
                    Invests primarily in equity securities of
                    companies with medium market capitalization
                    which the portfolio manager believes have
                    above-average growth potential.
                    -------------------------------------------------------

   Small Cap        Seeks long-term capital appreciation.
                    Invests primarily in equity securities of
                    companies that have a total market
                    capitalization within the range of companies
                    in the Russell 2000 Growth Index or the
                    Standard & Poor's Small-Cap 600 Index.
                    -------------------------------------------------------

   Real Estate      Seeks capital appreciation.  Current income is a
                    secondary objective.
                    Invests primarily in publicly-traded real
                    estate equity securities.
                    -------------------------------------------------------

   Hard Assets      Seeks long-term capital appreciation.
                    Invests primarily in hard asset securities.
                    Hard asset companies produce a commodity which
                    the portfolio manager is able to price on a
                    daily or weekly basis.
                    -------------------------------------------------------

   Managed Global   Seeks capital appreciation.  Current income is
                    only an incidental consideration.
                    Invests primarily in common stocks traded in
                    securities markets throughout the world.
                    -------------------------------------------------------

   Developing World Seeks capital appreciation.
                    Invests primarily in equity securities of
                    companies in developing or emerging countries.
                    -------------------------------------------------------

   Emerging Markets Seeks long-term capital appreciation.
                    Invests primarily in equity securities of
                    companies in at least six different emerging
                    market countries.
                    -------------------------------------------------------

   PIMCO High Yield Seeks to maximize total return, consistent with
     Bond           preservation of capital and prudent investment
                    management.
                    Invests in at least 65% of its assets in a diversified portfolio of junk bonds rated at least B by
                    Moody's Investor Services, Inc. or Standard &
                    Poor's or, if unrated, determined by the
                    portfolio manager to be of comparable quality.
                    -------------------------------------------------------

   PIMCO StocksPLUS  Seeks to achieve a total return which exceeds
   Growth and Income the total return performance of the S&P 500.
                     Invests primarily in common stocks, options,
                     futures, options on futures and swaps.
                    -------------------------------------------------------

As of May 1, 1999, we no longer offer the following two portfolios:

   All-Growth       Seeks capital appreciation.
                    Invests primarily in growth securities of
                    middle-range capitalization companies.
                    -------------------------------------------------------

   Growth           Seeks capital appreciation.
   Opportunities    Invests primarily in equity securities of
                    domestic companies emphasizing companies with
                    market capitalizations of $1 billion or more.
                    -------------------------------------------------------

INVESTMENT PORTFOLIO MANAGEMENT FEES
Directed Services, Inc. serves as the overall manager of the GCG Trust and PIMCO serves as the overall adviser to the PIMCO Trust. Directed Services, Inc. and PIMCO provide or procure, at their own expense, the services necessary for the operation of the portfolios. See the cover page of this prospectus for the names of the corresponding portfolio managers. Directed Services, Inc. and PIMCO do not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

The GCG Trust pays Directed Services, Inc. for its services a monthly fee based on the annual rates of the average daily net assets of the investment portfolios. Directed Services, Inc. (and not the GCG Trust) in turn pays each portfolio manager a monthly fee for managing the assets of the portfolios.

The PIMCO Trust pays PIMCO a monthly advisory fee and a monthly administrative fee of 0.25% based on the average daily net assets of each of the investment portfolios for managing the assets of the portfolios and for administering the PIMCO Trust.

MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO'S MANAGEMENT FEES CAN BE FOUND IN THE PROSPECTUSES FOR EACH TRUST. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING.

[Shaded Section Header]
-----------------------------------------------------------------------
                        THE ANNUITY CONTRACT
-----------------------------------------------------------------------

The Contract described in this prospectus is a deferred variable annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the GCG Trust and the PIMCO Trust funded by Account B.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you or the annuitant dies. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

  JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect.
Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner. The age of the older owner will determine the applicable death benefit.

ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who becomes the successor contract owner if the contract owner or the annuitant dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.
One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

  CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are not older than age 85.

The initial premium payment must be $25,000 or more. You may make additional payments of at least $500 or more ($250 for qualified Contracts) at any time after the free look period before you turn age
85. We may refuse a premium payment if an initial premium or the sum of all premium payments is more than $1,500,000.

CREDITING OF PREMIUM PAYMENTS
We will allocate your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be credited to a Contract within 1 business day if they are received in good order. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. Once the completed application is received, we will allocate the payment to the subaccount(s) and/or Fixed Interest Allocation(s) specified by you within 2 business days. We will make inquiry to discover any missing information related to subsequent payments. For any subsequent premium payments, the payment will be credited at the accumulation unit value next determined after receipt of your premium payment.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

    (1)If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 15 days of the premium payment. If we do not receive the application or form within 15 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

    (2)If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you.

In some states, we may require that an initial premium designated for a subaccount of Account B be allocated to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

  CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium will be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

    (1)We take the contract value in the subaccount at the end of the preceding business day.

    (2)We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

    (3)We add (1) and (2).

    (4)We add to (3) any additional premium payments, and then add or subtract transfers (and any related charges) to or from that subaccount.

    (5)We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, any distribution fee, and any charge for premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any incurred distribution fee (annual sales load), any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax
Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the Securities and Exchange Commission (and any other regulatory agency, if required) substitute another portfolio for existing and future investments.
We also reserve the right to: (i) deregister Account B under the 1940 Act; (ii) operate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Account B; and (v) combine Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could effect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death
Benefit," "Charges and Fees," "The Annuity Options" and "Other
Contract Provisions" in this prospectus for information on other important provisions in your Contract.

[Shaded Section Header]
--------------------------------------------------------------------------
                             WITHDRAWALS
--------------------------------------------------------------------------

Any time during the accumulation phase and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If you take more than one regular withdrawal during a contract year, we impose a withdrawal charge for each additional withdrawal. See "Charges and Fees Withdrawal Charge."

You need to submit to us a written request specifying the subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $1,000. If you take more than one regular withdrawal in a contract year, we impose a charge of the lesser of $25 and 2.0% of each additional amount withdrawn. A regular withdrawal or a combination of a regular withdrawal or a combination of a regular withdrawal and systematic withdrawals received or expected to be received during the contract year may not exceed 25% of the contract value as of the date of the current withdrawal. Also, any combination of a regular withdrawal and IRA withdrawals received or expected to be received during a contract year may not exceed 25% of the contract value as of the date of the regular withdrawal.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawals on a monthly or quarterly basis from the contract value in the subaccounts in which you are invested. You may elect payments to start as early as 28 days after the contract date. You choose the date on which the withdrawals will be made but this date cannot be later than the 28th day of the month. If you do not choose a date, we will make the withdrawals on the same calendar day of each month as the contract date. Each withdrawal payment must be at least $100.
The amount of your withdrawal can either be a (i) fixed dollar amount, or (ii) an amount based on a percentage of the contract value from the subaccounts in which you are invested. Both options are subject to the following maximums:

                      FREQUENCY   MAXIMUM PERCENTAGE
                      ---------   ------------------
                      Monthly          1.25%
                      Quarterly        3.75%

If you select a fixed dollar amount and the amount to be systematically withdrawn would exceed the applicable maximum percentage of your contract value on the withdrawal date, we will reduce the amount withdrawn so that it equals such percentage. If you select a percentage and the amount to be systematically withdrawn based on that percentage would be less than the minimum of $100, we will increase the amount to $100 provided it does not exceed the maximum percentage. If it is below the maximum percentage we will send the $100. If it is above the maximum percentage we will send the amount, and then cancel the option.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option commence in a contract year where a regular withdrawal has been taken, but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

In no event may a systematic partial withdrawal or a combination of a regular withdrawal and systematic partial withdrawals received or expected to be received during the contract year, exceed 25% of the accumulation value as of the date of the current withdrawal.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract, and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by Federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by Federal tax law, distributions adequate to satisfy the requirements imposed by Federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the Statement of Additional Information. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.
You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISOR REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

[Shaded Section Header]
--------------------------------------------------------------------------
                  TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------

You may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service
Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Account B and the Company will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require personal identifying information to process a request for transfer made over the telephone.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $10,000 of contract value in the Limited Maturity Bond subaccount or the Liquid Asset subaccount. These subaccounts serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $250. If your source account is the Limited Maturity Bond subaccount or the Liquid Asset subaccount, the maximum amount that can be transferred each month is your contract value in such source account divided by 12.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

[Shaded Section Header]
--------------------------------------------------------------------------
                            DEATH BENEFIT
--------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE
If the contract owner or the annuitant die before the annuity start date, we will pay your beneficiary the death benefit proceeds under the Contract unless the beneficiary is the surviving spouse and elects to continue the Contract.

If the contract owner or the annuitant is NOT MORE THAN 75 YEARS OLD (80 years old for Contracts with a contract date before November 6, 1992) at the time of purchase, the death benefit is the greater of:

    1) the contract value; and

    2) the guaranteed death benefit, which we determine as follows: we credit interest each business day at the 7% annual effective rate to the guaranteed death benefit from the preceding day (which would be the initial premium if the preceding day is the contract date), then we add additional premiums paid since the preceding day, then we subtract any withdrawals made since the preceding day. The maximum guaranteed death benefit is 2 times all premium payments, less an amount to reflect total withdrawals taken. The actual interest rate for calculating the death benefit for the Liquid Asset subaccount will be the lesser of the 7% annual effective rate or the net rate of return for the subaccount during the applicable period.

If the contract owner or the annuitant is AGE 76 OR OLDER at the time of purchase (age 81 or older for Contracts with a contract date before November 6, 1992), the death benefit is the greater of:

    1) the cash surrender value; and

    2) the total premium payments made under the Contract after subtracting any withdrawals.

If you purchased the Contract in North Carolina before November 6, 1992, the following death benefit applies: if the contract owner or the annuitant are both age 80 or younger at the time of purchase, the death benefit is the greater of: (1) the contract value: and (2) the total premium payments made under the contract after subtracting any withdrawals. If the contract owner or the annuitant is age 81 or older at the time of purchase, the death benefit is the greater of:
(1) the cash surrender value; and (2) the total premium payments made under the contract subtracting any withdrawals.

The death benefit value is calculated at the close of the business day on which we receive due proof of death at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum or applied to any of the annuity options.
If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment.

HOW TO CLAIM PAYMENTS TO BENEFICIARY
We must receive due proof of the death of the annuitant or owner (such as an official death certificate) at our Customer Service Center before we will make any payments to the beneficiary. We will calculate the death benefit as of the date we receive due proof of death. The beneficiary should contact our Customer Service Center for instructions.

WHEN WE MAKE PAYMENTS
We will pay death benefit proceeds and cash surrender value within seven days after our Customer Service Center receives all the information needed to process the payment.

DEATH BENEFIT DURING THE INCOME PHASE
If the contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

[Shaded Section Header]
--------------------------------------------------------------------------
                          CHARGES AND FEES
--------------------------------------------------------------------------

We deduct the charges described below to cover our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, we may use such profits to finance the distribution of contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

  DISTRIBUTION FEE. We deduct a sales load in an annual amount of 0.65% of each premium at the end of each contract year for a period of 10 years from the date we receive and accept each premium payment.

  PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

  TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 fee for each transfer after the twelfth transfer in a contract year. If such charge is assessed, we would deduct the charge from the subaccounts from which each such transfer is made in proportion to the amount being transferred from each such subaccount, unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging and confirm the automatic rebalancing is not available transfers we make to and from any subaccount specially designated by the Company for such purpose.

  WITHDRAWAL CHARGE. If you take more than one regular withdrawal during a contract year, we impose a charge of the lesser of $25 and 2.0% of the amount withdrawn for each additional regular withdrawal. The charge is deducted from the subaccounts from which each such regular withdrawal is made in proportion to the amount being withdrawn from each subaccount, unless you have chosen to use the Liquid Asset subaccount.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
  MORTALITY AND EXPENSE RISK CHARGE. The daily charge is at the rate of 0.003446% (equivalent to an annual rate of 1.25%) of the assets you have in each subaccount.

  ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of 0.000276% (equivalent to an annual rate of 0.10%) on the assets in each subaccount.

TRUST EXPENSES
There are fees and charges deducted from each investment portfolio of the Trusts. Please read the respective Trust prospectus for details.

[Shaded Section Header]
--------------------------------------------------------------------------
                         THE ANNUITY OPTIONS
--------------------------------------------------------------------------

ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option chosen. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate) and the applicable payment rate.

Our approval is needed for any option where:

 (1)The person named to receive payment is other than the contract owner or beneficiary;

 (2)The person named is not a natural person, such as a corporation;
    or

 (3)Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the date on which the annuity payments commence. The annuity start date must be at least 3 years from the contract date, but before the month immediately following the annuitant's 90th birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday.
If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the Statement of Additional Information. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax advisor.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

  OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

  OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Payment is made for the life of the annuitant in equal monthly installments and guaranteed for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, payments continue until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

  OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

  OPTION 4. ANNUITY PLAN. The contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

 (1)For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and 3.50% for Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in the Contract.

 (2)For Option 3, no amounts are payable after both named persons have died.

 (3)For Option 4, the annuity option agreement will state the amount we will pay, if any.

[Shaded Section Header]
--------------------------------------------------------------------------
                      OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the Securities and Exchange Commission so that the sale of securities held in Account B may not reasonably occur or so that the Company may not reasonably determine the value of Account B's net assets; or (4) during any other period when the Securities and Exchange Commission so permits for the protection of security holders.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or sex given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment may have federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES  APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

OTHER CONTRACT CHANGES
You may change the contract to another annuity plan subject to our rules at the time of the change.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value, including a refund of any charges deducted. The Contract will be void as of the day we receive your Contract and your request. Some states require that we return the premium paid rather than the contract value. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). If you exercise your right to cancel, we will return the greater of (a) the premium invested and (b) the contract value plus any amounts deducted under the Contract or by the Trust for taxes, charges or fees. We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. If you keep your Contract after the free look period, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, chosen by you.

GROUP OR SPONSORED ARRANGEMENTS
For certain group or sponsored arrangements, we may reduce any administration, and mortality and expense risk charges. We may also change the minimum initial and additional premium requirements, or offer an alternative or reduced death benefit.

SELLING THE CONTRACT
Directed Services, Inc. is principal underwriter and distributor of the Contract as well as for other contracts issued through Account B and other separate accounts of Golden American. We pay Directed Services Inc. for acting as principal underwriter under a distribution agreement who in turn pays the writing agent.
Directed Services enters into sales agreements with broker-dealers to sell the Contracts through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the National Association of Securities Dealers, Inc. Directed Services receives commissions of up to 0.75% of average annual contact assets per year over the life of the contract, and passes through 100% of the commission to the broker-dealer whose registered representative sold the contract.

[Shaded Table Header]

                               Underwriter Compensation

 |----------------------------------------------------------------------------|
 |   NAME OF PRINCIPAL     |     AMOUNT OF         |          OTHER           |
 |     UNDERWRITER         | COMMISSION TO BE PAID |      COMPENSATION        |
 |-------------------------|-----------------------|--------------------------|
 | Directed Services, Inc. |   Maximum of 0.75%    |   Reimbursement of any   |
 |                         |   of average annual   | covered expenses incurred|
 |                         |   contract assets     |      by registered       |
 |                         |      per year         |    representatives in    |
 |                         | over the life of the  |     connection with      |
 |                         |       contract.       |     the distribution     |
 |                         |                       |    of the Contracts.     |
 |----------------------------------------------------------------------------|

Certain sales agreements may provide for a combination of a certain percentage of commission at the time of sale and an annual trail commission (which when combined could exceed the above maximum).

[Shaded Section Header]
--------------------------------------------------------------------------
                          OTHER INFORMATION
--------------------------------------------------------------------------

VOTING RIGHTS
We will vote the shares of a Trust owned by Account B according to your instructions. However, if the Investment Company Act of 1940 or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Account B which are not attributable to contract owners in the same proportion.

YEAR 2000 PROBLEM
Like other business organizations and individuals around the world, Golden American and Account B could be adversely affected if the computer systems doing the accounts processing or on which Golden American and/or Account B relies do not properly process and calculate date-related information related to the end of the year 1999. This is commonly known as the Year 2000 (or Y2K) Problem. Golden American is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by its and Account B's major service providers. At this time, however, we cannot guarantee that these steps will be sufficient to avoid any adverse impact on Golden American and Account B.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Company or Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Myles R. Tashman, Esquire, Executive Vice President, General Counsel and Secretary of Golden American. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

EXPERTS
The audited financial statements of Golden American Life Insurance Company and Account B appearing or incorporated by reference in the Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing or incorporated by reference in the Statement of Additional Information and in the Registration Statement and are included or incorporated by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

[Shaded Section Header]
--------------------------------------------------------------------------
                     FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whom premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
  DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Account B, through the subaccounts, will satisfy these diversification requirements.
In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Account B assets supporting the Contract.

  REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
Other rules may apply to Qualified Contracts.
The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAX TREATMENT OF ANNUITIES
  IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS
  NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract"

(generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

  WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.
In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

  PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  o  made on or after the taxpayer reaches age 59 1/2;
  o  made on or after the death of a contract owner;
  o  attributable to the taxpayer's becoming disabled; or
  o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

  ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

  TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

  TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

  WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability.
Recipients can generally elect, however, not to have tax withheld from distributions.

  MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and contributions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

  DISTRIBUTIONS. Annuity payments are generally taxed in the same manner as under a non-qualified Contract. When a withdrawal from a qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the contract owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract) to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the Contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death.

  WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Brief descriptions of the various types of qualified retirement plans in connection with a Contract follow. We will endorse the Contract as necessary to conform it to the requirements of such plan.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code. If any owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or
(b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by Golden American will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.
If the contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the contract owner of the Contract.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS
Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

INDIVIDUAL RETIREMENT ANNUITIES
Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

ROTH IRAS
Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TAX SHELTERED ANNUITIES
Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

[Shaded Section Header]
--------------------------------------------------------------------------
                 STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------

TABLE OF CONTENTS

      ITEM                                                    PAGE
      Introduction..............................................1
      Description of Golden American Life Insurance Company.....1
      Safekeeping of Assets.....................................1
      The Administrator.........................................1
      Independent Auditors......................................1
      Distribution of Contracts.................................1
      Performance Information...................................2
      IRA Withdrawal Option.....................................6
      Other Information.........................................6
      Financial Statements of Separate Account B................6
      Appendix  Description of Bond Ratings.................. A-1













--------------------------------------------------------------------------
PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER
THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER; THE ADDRESS IS SHOWN ON THE PROSPECTUS COVER.
--------------------------------------------------------------------------

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

               --------------------------------------------------
               NAME

               --------------------------------------------------
               SOCIAL SECURITY NUMBER

               --------------------------------------------------
               STREET ADDRESS

               --------------------------------------------------
               CITY, STATE, ZIP


(6.0% 5/99 DVA100)

                 This page intentionally left blank.

                             APPENDIX A
                   CONDENSED FINANCIAL INFORMATION

The following tables give (1) the accumulation unit value ("AUV"),
(2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are indicated on the last row of each table. The Managed Global subaccount commenced operations initially as a subaccount of another separate account, the Managed Global Account of Separate Account D of Golden American; however, at the time of conversion the value of an accumulation unit did not change). As of May 1, 1999, we no longer accept new allocations into the All-Growth and Growth Opportunities subaccounts.


LIQUID ASSET

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998       14.83             50,601            $   727      |
| 1997       13.87             37,946                526      |
| 1996       13.38             19,543                262      |
| 1995       12.92             70,999                917      |
| 1994       12.41             71,013                881      |
| 1993       12.13             11,507                140      |
| 1992       11.98                                12,770      |
| 1991       11.78                                 9,224      |
| 1990       11.31                                 8,420      |
| 1989       10.64                                 2,191      |
| 1/24/89    10.00                  --                --      |
|-------------------------------------------------------------|

LIMITED MATURITY BOND

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998      $16.81             22,995              $   387    |
| 1997       15.95             22,582                  360    |
| 1996       15.10             32,874                  498    |
| 1995       14.13             14,356                  212    |
| 1994       13.36             20,243                  271    |
| 1993       13.71             55,281                  758    |
| 1992       13.09                                  39,861    |
| 1991       12.65                                  15,935    |
| 1990       11.55                                   8,010    |
| 1989       10.83                                   2,596    |
| 1/24/89    10.00                    --                --    |
|-------------------------------------------------------------|

                                    A1

GLOBAL FIXED INCOME

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998        $ --                                $           |
| 5/1/98       12.08                 --             --        |
|-------------------------------------------------------------|

TOTAL RETURN

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998        $17.75            6,695             $   119     |
| 1997         16.12            4,909                  79     |
| 1/20/97      13.82                 --                --     |
|-------------------------------------------------------------|

EQUITY INCOME

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998          $22.01         64,749             $ 1,425     |
| 1997           20.61         86,050               1,773     |
| 1996           17.79         99,857               1,777     |
| 1995           16.58        140,336               2,327     |
| 1994           14.13        136,683               1,933     |
| 1993           14.50         36,280                 527     |
| 1992           13.22                            115,125     |
| 1991           13.16                             57,739     |
| 1990           11.12                             23,963     |
| 1989           10.76                             15,556     |
| 1/24/89        10.00               --                --     |
|-------------------------------------------------------------|

                                    A2

FULLY MANAGED

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998          $20.61         33,313           $    686      |
| 1997           19.72         36,340                717      |
| 1996           17.33         21,625                375      |
| 1995           15.10         29,312                443      |
| 1994           12.68         32,224                410      |
| 1993           13.86         38,509                534      |
| 1992           13.06                            37,353      |
| 1991           12.46                             9,834      |
| 1990            9.78                             5,414      |
| 1989           10.38                             5,334      |
| 1/24/89        10.00               --               --      |
|-------------------------------------------------------------|

RISING DIVIDENDS

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998           $22.64        92,161            $  2,086     |
| 1997            20.11        85,890               1,727     |
| 1996            15.70        77,854               1,222     |
| 1995            13.19        50,637                 668     |
| 1994            10.20        45,055                 460     |
| 1993            10.28        11,960                 123     |
| 10/4/93         10.00               --               --     |
|-------------------------------------------------------------|

GROWTH & INCOME

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998       $17.03             9,399             $   160     |
| 1997        15.42             9,355                 144     |
| 1996        12.49             2,225                  28     |
| 9/3/96      10.95               --                   --     |
|-------------------------------------------------------------|


                                    A3

GROWTH

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998       $16.31            11,112            $   181      |
| 1997        13.04             2,137                 28      |
| 1/20/97     12.01                   --              --      |
|-------------------------------------------------------------|

VALUE EQUITY

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
|  1998      $18.32            20,539             $   376     |
|  1997       18.28            24,986                 457     |
|  1996       14.56            27,355                 398     |
|  1995       13.34            10,226                 136     |
|  1/3/95     10.00               --                   --     |
|-------------------------------------------------------------|

RESEARCH
[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998       $22.93            20,718            $   475      |
| 1997        18.89            10,225                193      |
| 1/20/97     16.51                   --              --      |
|-------------------------------------------------------------|

STRATEGIC EQUITY

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998       $14.23            22,096             $   315     |
| 1997        14.31            34,778                 498     |
| 1996        11.78            35,219                 415     |
| 1995        10.00            26,760                 267     |
| 10/2/95     10.00               --                   --     |
|-------------------------------------------------------------|

                                    A4

CAPITAL APPRECIATION

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
| 1998       $24.55            49,076             $  1,205    |
| 1997        22.08            46,932                1,036    |
| 1996        17.36            35,436                  615    |
| 1995        14.63            26,783                  392    |
| 1994        11.40            31,314                  357    |
| 1993        11.74            48,394                  568    |
| 1992        10.99                                 18,366    |
| 5/4/92      10.00               --                    --    |
|-------------------------------------------------------------|

MID-CAP GROWTH

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
|   1998       $22.50          12,309               $   277   |
|   1997        18.57          10,361                   193   |
|   1996        15.74           5,670                    89   |
| 9/3/96        14.69               --                   --   |
|-------------------------------------------------------------|

SMALL CAP

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
|   1998      $15.39           18,405              $   283    |
|   1997       12.90           38,537                  497    |
|   1996       11.85           40,332                  478    |
| 1/2/96       10.00               --                   --    |
|-------------------------------------------------------------|
                                    A5

REAL ESTATE

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
|    1998      $21.82           9,562             $   209     |
|    1997       25.55          22,395                 572     |
|    1996       21.10          14,864                 314     |
|    1995       15.80          14,556                 230     |
|    1994       13.74          16,064                 221     |
|    1993       13.10           7,264                  95     |
|    1992       11.32                               3,600     |
|    1991       10.08                                 696     |
|    1990        7.65                                 310     |
|    1989        9.85                                 650     |
| 1/24/89       10.00               --                 --     |
|-------------------------------------------------------------|

HARD ASSETS

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
|    1998      $14.33          23,997              $   344    |
|    1997       20.63          32,428                  669    |
|    1996       19.70          36,118                  712    |
|    1995       14.99          19,158                  287    |
|    1994       13.73          22,343                  307    |
|    1993       13.57           3,478                   47    |
|    1992        9.17                                2,882    |
|    1991       10.31                                2,646    |
|    1990        9.91                                2,460    |
|    1989       11.71                                2,321    |
| 1/24/89       10.00               --                  --    |
|-------------------------------------------------------------|

MANAGED GLOBAL

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
|    1998      $14.95          47,894            $    716     |
|    1997       11.72          76,803                 900     |
|    1996       10.59          64,797                 686     |
|    1995        9.56                              72,375     |
|    1994        9.03          69,795                 630     |
|    1993       10.48          63,254                 663     |
|    1992       10.01                              38,699     |
|10/21/92       10.00               --                 --     |
|-------------------------------------------------------------|

                                    A6

DEVELOPING WORLD

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
|    1998      $   --                            $            |
|    5/1/98     10.42               --                 --     |
|-------------------------------------------------------------|

EMERGING MARKETS

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
|    1998      $ 6.52          23,813            $   155      |
|    1997        8.71          34,350                299      |
|    1996        9.74          28,101                274      |
|    1995        9.20          30,591                281      |
|    1994       10.38         219,810              2,281      |
|    1993       12.40          52,093                646      |
| 10/4/93       10.00               --                --      |
|-------------------------------------------------------------|

PIMCO HIGH YIELD BOND

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
|    1998      $                                 $            |
|    5/1/98     10.00               --                 --     |
|-------------------------------------------------------------|

PIMCO STOCKSPLUS GROWTH AND INCOME

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
|    1998      $                                 $            |
|    5/1/98     10.00               --                 --     |
|-------------------------------------------------------------|

                                    A7

ALL-GROWTH

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
|    1998      $15.48          23,147            $   358      |
|    1997       14.33          26,286                377      |
|    1996       13.72          23,840                327      |
|    1995       13.98          46,215                647      |
|    1994       11.58          48,963                567      |
|    1993       13.16          10,867                143      |
|    1992       12.52                             23,419      |
|    1991       13.03                             11,160      |
|    1990        9.74                              4,528      |
|    1989       10.71                              3,078      |
| 1/24/89       10.00               --                --      |
|-------------------------------------------------------------|

GROWTH OPPORTUNITIES

[Table with shaded headings]
|-------------------------------------------------------------|
|                             TOTAL # OF                      |
|                            ACCUMULATION                     |
|            AUV AT            UNITS AT          TOTAL        |
|          YEAR END (AND     YEAR END (AND       AUV AT       |
|         AT BEGINNING OF   AT BEGINNING OF     YEAR END      |
|         FOLLOWING YEAR)   FOLLOWING YEAR)   (IN THOUSANDS)  |
|-------------------------------------------------------------|
|    1998      $   --                             $           |
|    5/1/98     10.78               --                 --     |
|-------------------------------------------------------------|

                                    A8

               GOLDEN AMERICAN LIFE INSURANCE COMPANY
 Golden American Life Insurance Company is a stock company domiciled in Delaware
--------------------------------------------------------------------------
G3207 5/99

                                  PART B



                 Statement of Additional Information

                         GOLDENSELECT DVA

                   DEFERRED COMBINATION VARIABLE
                     AND FIXED ANNUITY CONTRACT



                           ISSUED BY
		              SEPARATE ACCOUNT B
			             ("Account B")


                               OF
             GOLDEN AMERICAN LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Golden American Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein.

The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 2700, West Chester, Pennsylvania 19380-1478 or telephone 1-800-366-0066.





                     DATE OF PROSPECTUS AND
             STATEMENT OF ADDITIONAL INFORMATION:
                         MAY 1, 1999

                    TABLE OF CONTENTS
ITEM                                                      PAGE
Introduction                                                 1
Description of Golden American Life Insurance Company        1
Safekeeping of Assets                                        1
The Administrator                                            1
Independent Auditors                                         1
Distribution of Contracts                                    1
Performance Information                                      2
IRA Partial Withdrawal Option                                6
Other Information                                            6
Financial Statements of Account B                            6
Appendix - Description of Bond Ratings                     A-1

                      INTRODUCTION

This Statement of Additional Information provides background information regarding Account B.


        DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc.
On October 24, 1997, Equitable of Iowa and ING Groep N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with over $461.8 billion in assets as of December 31, 1998.

As of December 31, 1998, Golden American had approximately $353.9 million in stockholder's equity and approximately $4.8 billion in total assets, including approximately $3.4 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable annuities and variable life insurance. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who is licensed to do variable annuity business in the states of New York and Delaware.

                    SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Account B.

                      THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis. No charges were billed to Golden American by Equitable Life pursuant to the service agreement in 1997. Equitable Life billed Golden American $892,903 pursuant to the service agreement in 1998.


                     INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Account B.

                   DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The variable insurance products were sold primarly through two broker/dealer institutions, during the year ended December 31, 1996, through two broker/dealer institutions during the year ended December 31, 1997 and through two broker/dealer institutions during the year ended December 31, 1998. For the years ended 1998, 1997 and 1996 commissions paid by Golden American to Directed Services, Inc. aggregated $117,470,000, $36,350,000 and $27,065,000, respectively. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees on behalf of
Directed Services, Inc.   In the
opinion of management, this method
of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $4,771,000, $2,770,000 and $2,267,000 for the years ended 1998, 1997 and 1996, respectively.

                PERFORMANCE INFORMATION

Performance information for the subaccounts of Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with criteria defined by the SEC. Negative values are denoted by minus signs ("-"). Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, three death benefit options are available. The following performance values reflect the election at issue of the 7% Solution Enhanced Death Benefit Option providing values reflecting the highest aggregate contract charges. If one of the other death benefit options had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS
Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     Effective Yield = [(Base Period Return) +1)^365/7] - 1

The current yield and effective yield of the Liquid Asset Subaccount for the 7-day period December 25, 1998 to December 31, 1998 were
3.65% and 3.71%, respectively.

SEC STANDARD 30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

          Yield = 2 [ ( a - b  +1)^(6) - 1]
		               ------
                         cd

     Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net of
              reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Account B is earned from the increase in net asset value of shares of the portfolio in which the subaccount invests and from dividends declared and paid by the portfolio, which are automatically reinvested in shares of the portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS
Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:
                                2

          P(1+T)^(n)=ERV

     Where:
          (1) [P] equals a hypothetical initial premium payment of $1,000
          (2) [T] equals an average annual total return
          (3) [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 1998 were as follows:


Average Annual Total Return for Periods Ending 12/31/98 - Standardized
----------------------------------------------------------------------

                       One Year Period     Five Year Period     Inception to     Inception
Subaccount             Ending 12/31/98      Ending 12/31/98    Ending 12/31/98     Date
----------             ---------------      ---------------    ---------------     ----
Equity Income            1.12%                8.77%              8.62%*             1/25/89
Fully Managed           -1.23%                8.01%              7.90%*             1/25/89
Capital Appreciation     5.49%               16.05%             14.72%*              5/4/92
Rising Dividends         6.93%               17.25%             17.05%              10/4/93
All-Growth               2.36%                3.26%              4.83%*             1/25/89
Real Estate            -20.38%               10.82%              8.52%*             1/25/89
Hard Assets            -36.35%                1.02%              4.02%*             1/25/89
Value Equity            -5.53%                 n/a              16.11%               1/1/95
Strategic Equity        -6.23%                 n/a              10.86%              10/2/95
Small Cap               13.71%                 n/a              14.59%               1/2/96
Emerging Markets       -16.66%              -12.52%             -3.11%              10/4/93
Managed Global          21.96%                7.39%*             6.91%*            10/21/92
Growth Opportunities      n/a                  n/a              -9.19%#             2/19/98
Developing World          n/a                  n/a             -33.97%#             2/19/98
Mid-Cap Growth          15.52%                 n/a              21.13%*             10/7/94
Research                15.76%                 n/a              21.76%*             10/7/94
Total Return             4.41%*                n/a              14.42%*             10/7/94
Growth & Income          4.79%                 n/a              20.52%               4/1/96
Growth                  19.49%                 n/a              19.08%*              4/1/96
Global Fixed Income      4.67%*                n/a               6.38%*             10/7/94
High Yield Bond           n/a                  n/a              -4.99%*#             5/1/98
StocksPLUS Growth and     n/a                  n/a               5.35%*#             5/1/98
 Income
Limited Maturity Bond   -0.27%                4.14%              5.71%*             1/25/89
Liquid Asset            -2.06%                3.42%              4.05%*             1/25/89

----------------------
* Total return calculation reflects partial waiver of fees and expenses.
#  Non-annualized.

Non-Standard Average Annual Total Return for All Subaccounts
Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          P(1+T)^(n)]=ERV
     Where:
          (1) [P] equals a hypothetical initial premium payment of $1,000
          (2) [T] equals an average annual total return
          (3) [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Average Annual Total Return for the subaccounts presented on a non-standardized basis, which includes deductions for the mortality and expense risk charge and the administrative charge for the year ending December 31, 1998 were as follows:


Average Annual Total Return for Periods Ending 12/31/98 - Non-Standardized
--------------------------------------------------------------------------

                        One Year Period     Five Year Period     Inception to     Inception
Subaccount              Ending 12/31/98     Ending 12/31/98     Ending 12/31/98     Date
----------			    ---------------	    ---------------     ---------------     ----
Equity Income             7.18%               9.09%               8.65%*             1/25/89
Fully Managed             4.84%               8.63%               7.93%*             1/25/89
Capital Appreciation     11.55%              16.30%              14.81%*              5/4/92
Rising Dividends         12.99%              17.51%              17.27%              10/4/93
All-Growth                8.43%               3.67%               4.87%*             1/25/89
Real Estate             -14.32%              11.13%               8.55%*             1/25/89
Hard Assets             -30.29%               1.46%               4.06%*             1/25/89
Value Equity              0.54%                n/a               16.77%               1/1/95
Strategic Equity         -0.17%                n/a               11.87%              10/2/95
Small Cap                19.77%                n/a               15.88%               1/2/96
Emerging Markets        -10.60%             -11.75%              -2.61%              10/4/93
Managed Global           28.02%               7.73%*              7.07%*            10/21/92
Growth Opportunities       n/a                 n/a               -3.13%#             2/19/98
Developing World           n/a                 n/a              -26.91%#             2/19/98
Mid-Cap Growth           21.58%                n/a               21.54%*             10/7/94
Research                 21.82%                n/a               22.07%*             10/7/94
Total Return             10.48%*               n/a               14.91%*             10/7/94
Growth & Income          10.85%                n/a               21.86%               4/1/96
Growth                   25.56%                n/a               19.92%*              4/1/96
Global Fixed Income      10.73%*               n/a                7.00%*             10/7/94
High Yield Bond            n/a                 n/a               10.70%*#             5/1/98
StocksPLUS Growth and      n/a                 n/a               11.41%*#             5/1/98
 Income
Limited Maturity Bond     5.79%               4.53%               5.74%*             1/25/89
Liquid Asset              4.00%               3.82%               4.09%*             1/25/89

---------------------

* Total return calculation reflects partial waiver of fees and expenses.
#  Non-annualized.

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE

The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Performance Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF AUV
     EXAMPLE 1.

     1. AUV, beginning of period                                 $1.80000000
     2. Value of securities, beginning of period                 $21.20
     3. Change in value of securities                            $ .50
     4. Gross investment return (3) divided by (2)                  02358491
     5. Less daily mortality and expense charge                     00002477
     6. Less asset based administrative charge                      00000276
     7. Net investment return (4) minus (5) minus (6)               02355738
     8. Net investment factor (1.000000) plus (7)                 1.02355738
     9. AUV, end of period (1) multiplied by (8)                 $1.84240328

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

     1. Initial Premium Payment                                   $100.00
     2. AUV on effective date of purchase (see Example 1)         $1.8000000
     3. Number of Units purchased [(1) divided by (2)]             55.55556
     4. AUV for valuation date following purchase (see Example 1) $1.84240328

     5. Contract  Value in account for valuation date
         following purchase [(3) multiplied by (4)]               $102.36


                   IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                   OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

         FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:
     Report of Independent Auditors
     Audited Financial Statements
          Statement of Assets and Liability as of December 31, 1998 Statement of Operations for the year ended December 31, 1998 Statements of Changes in Net Assets for the years ended December 31, 1998 and 1997
     Notes to Financial Statements

                              FINANCIAL STATEMENTS

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                    YEARS ENDED DECEMBER 31, 1998 AND 1997
                     WITH REPORT OF INDEPENDENT AUDITORS













































                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                             FINANCIAL STATEMENTS



                    YEARS ENDED DECEMBER 31, 1998 AND 1997




                              TABLE OF CONTENTS

Report of Independent Auditors

Audited Financial Statements

Statement of Assets and Liability
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements









































                         Report of Independent Auditors




The Board of Directors
Golden American Life Insurance Company


We have audited the accompanying statement of assets and liability of Golden American Life Insurance Company Separate Account B as of December 31, 1998, and the related statements of operations for the year then ended and the changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                              /S/ Ernst & Young LLP


Des Moines, Iowa
February 25, 1999

















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                           (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS
 Investments at net asset value:
  The GCG Trust:
     Liquid Asset Series,
      175,698,298 shares (cost - $175,698)                           $175,698
     Limited Maturity Bond Series,
      9,632,216 shares (cost - $103,588)                              102,872
     Hard Assets Series,
      3,095,761 shares (cost - $44,073)                                29,719
     All-Growth Series,
      5,460,140 shares (cost - $72,614)                                81,847
     Real Estate Series,
      5,082,757 shares (cost - $77,307)                                69,024
     Fully Managed Series,
      14,869,764 shares (cost - $216,245)                             226,467
     Multiple Allocation Series,
      21,629,600 shares (cost - $268,930)                             274,047
     Capital Appreciation Series,
      14,189,481 shares (cost - $221,707)                             256,687
     Rising Dividends Series,
      22,754,116 shares (cost - $421,987)                             500,818
     Emerging Markets Series,
      3,333,290 shares (cost - $31,776)                                22,267
     Market Manager Series,
      414,851 shares (cost - $4,663)                                    8,068
     Value Equity Series,
      7,950,210 shares (cost - $122,857)                              126,249
     Strategic Equity Series,
      5,567,699 shares (cost - $69,933)                                71,377
     Small Cap Series,
      7,754,062 shares (cost - $103,129)                              124,298
     Managed Global Series,
      9,213,401 shares (cost - $110,591)                              130,738
     Mid-Cap Growth Series,
      6,458,180 shares (cost - $109,532)                              116,893
     Growth & Income Series,
      11,461,829 shares (cost - $170,105)                             179,033
     Research Series,
      13,965,668 shares (cost - $266,377)                             283,643
     Total Return Series,
      14,425,794 shares (cost - $226,488)                             227,928
     Value + Growth Series,
      9,163,078 shares (cost - $129,140)                              143,127
     Global Fixed Income Series,
      853,224 shares (cost - $9,541)                                    9,531




                      GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                                (CONTINUED)
                          (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS - CONTINUED
 Investments at net asset value:
  The GCG Trust:
     Developing World Series,
      612,452 shares (cost - $4,365)                                   $4,514
     Growth Opportunities Series,
      425,552 shares (cost - $3,783)                                    4,132
  PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio,
      4,770,792 shares (cost - $46,152)                                46,134
     PIMCO StocksPLUS Growth and Income Portfolio,
      4,119,171 shares (cost - $47,564)                                51,819
  Greenwich Street Series Fund Inc.:
     Appreciation Portfolio,
      46,082 shares (cost - $932)                                         975
  Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio,
      63,707 shares (cost - $870)                                         807
     Smith Barney Large Cap Value Portfolio,
      34,717 shares (cost - $692)                                         702
     Smith Barney International Equity Portfolio,
      23,707 shares (cost - $333)                                         326
     Smith Barney Money Market Portfolio,
      317,907 shares (cost - $318)                                        318
  Warburg Pincus Trust:
     International Equity Portfolio,
      4,529,941 shares (cost - $48,231)                                49,785
                                                                  ____________
     TOTAL ASSETS (cost - $3,109,521)                               3,319,843

LIABILITY
  Payable to Golden American Life Insurance Company
   for charges and fees                                                 1,638
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============
NET ASSETS
  For variable annuity insurance contracts                         $3,309,202
  Retained in Separate Account B by Golden American
   Life Insurance Company                                               9,003
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============

See accompanying notes.




                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                           Limited
                                                  Liquid   Maturity    Hard
                                                  Asset      Bond     Assets
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $5,783    $3,217    $1,662
   Capital gains distributions                         --        --     1,065
                                                ______________________________
  TOTAL INVESTMENT INCOME                           5,783     3,217     2,727

  Expenses:
   Mortality and expense risk and other charges     1,619       939       461
   Annual administrative charges                       62        41        13
   Minimum death benefit guarantee charges              7         1         2
   Contingent deferred sales charges                  342        65        53
   Other contract charges                               9         3         2
   Amortization of deferred charges related to:
    Deferred sales load                               615       389       164
    Premium taxes                                       3         6         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      2,657     1,444       698
   Fees waived by Golden American Life
    Insurance Company                                   5         9         4
                                                ______________________________
  NET EXPENSES                                      2,652     1,435       694
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,131     1,782     2,033

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments              --       872    (6,941)
  Net unrealized appreciation
   (depreciation) of investments                       --       739    (8,620)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $3,131    $3,393  ($13,528)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                   All-      Real     Fully
                                                  Growth    Estate   Managed
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --    $3,321    $6,674
   Capital gains distributions                       $470     6,244    12,408
                                                ______________________________
  TOTAL INVESTMENT INCOME                             470     9,565    19,082

  Expenses:
   Mortality and expense risk and other charges       879       964     2,417
   Annual administrative charges                       41        28       105
   Minimum death benefit guarantee charges              1         1         2
   Contingent deferred sales charges                   46        38        64
   Other contract charges                               2         1         5
   Amortization of deferred charges related to:
    Deferred sales load                               409       290       866
    Premium taxes                                       7         5        16
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,385     1,327     3,475
   Fees waived by Golden American Life
    Insurance Company                                  10         6        19
                                                ______________________________
  NET EXPENSES                                      1,375     1,321     3,456
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (905)    8,244    15,626

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             330     3,708     1,704
  Net unrealized appreciation
   (depreciation) of investments                    6,240   (24,689)  (10,501)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $5,665  ($12,737)   $6,829
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Multiple  Capital
                                                 Alloca-  Apprecia-   Rising
                                                   tion      tion   Dividends
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $13,875    $3,355    $2,240
   Capital gains distributions                     14,968    19,519    16,632
                                                ______________________________
  TOTAL INVESTMENT INCOME                          28,843    22,874    18,872

  Expenses:
   Mortality and expense risk and other charges     2,985     2,656     4,670
   Annual administrative charges                      144       110       212
   Minimum death benefit guarantee charges             10         2         4
   Contingent deferred sales charges                   89        59       128
   Other contract charges                               9         9        13
   Amortization of deferred charges related to:
    Deferred sales load                             1,784     1,083       934
    Premium taxes                                      33        25        11
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      5,054     3,944     5,972
   Fees waived by Golden American Life
    Insurance Company                                  26        26        20
                                                ______________________________
  NET EXPENSES                                      5,028     3,918     5,952
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                     23,815    18,956    12,920

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           2,288     6,551     3,842
  Net unrealized appreciation
   (depreciation) of investments                  (10,125)   (3,987)   17,344
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $15,978   $21,520   $34,106
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Emerging   Market    Value
                                                 Markets   Manager    Equity
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --      $129    $2,766
   Capital gains distributions                         --       214     1,018
                                                ______________________________
  TOTAL INVESTMENT INCOME                              --       343     3,784

  Expenses:
   Mortality and expense risk and other charges      $336        --     1,442
   Annual administrative charges                       10         1        57
   Minimum death benefit guarantee charges              1        --         1
   Contingent deferred sales charges                   16        --        57
   Other contract charges                               1        --         2
   Amortization of deferred charges related to:
    Deferred sales load                               160        43       231
    Premium taxes                                       2        --         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        526        44     1,793
   Fees waived by Golden American Life
    Insurance Company                                   2        --         3
                                                ______________________________
  NET EXPENSES                                        524        44     1,790
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (524)      299     1,994

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          (3,524)      135     1,237
  Net unrealized appreciation
   (depreciation) of investments                   (4,266)    1,090    (4,208)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($8,314)   $1,524     ($977)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                Strategic   Small    Managed
                                                  Equity     Cap      Global
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,941        --    $1,806
   Capital gains distributions                      2,711        --     3,627
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,652        --     5,433

  Expenses:
   Mortality and expense risk and other charges       851    $1,114     1,445
   Annual administrative charges                       29        55        59
   Minimum death benefit guarantee charges              1         1         1
   Contingent deferred sales charges                   52        59        50
   Other contract charges                               1         3         4
   Amortization of deferred charges related to:
    Deferred sales load                               135       112       579
    Premium taxes                                       1         1         8
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,070     1,345     2,146
   Fees waived by Golden American Life
    Insurance Company                                   4         2         9
                                                ______________________________
  NET EXPENSES                                      1,066     1,343     2,137
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,586    (1,343)    3,296

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           1,365     2,148     7,634
  Net unrealized appreciation
   (depreciation) of investments                   (6,078)   15,952    16,611
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($1,127)  $16,757   $27,541
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Mid-Cap   Growth &
                                                  Growth    Income   Research
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $4,999    $4,745   $12,283
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,999     4,745    12,283

  Expenses:
   Mortality and expense risk and other charges       880     1,599     1,941
   Annual administrative charges                       51        88       120
   Minimum death benefit guarantee charges              1        --        --
   Contingent deferred sales charges                   20        62        71
   Other contract charges                               2         1         4
   Amortization of deferred charges related to:
    Deferred sales load                                55        92        79
    Premium taxes                                      --         2         1
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,009     1,844     2,216
   Fees waived by Golden American Life
    Insurance Company                                   1         3         1
                                                ______________________________
  NET EXPENSES                                      1,008     1,841     2,215
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,991     2,904    10,068

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             899       911       972
  Net unrealized appreciation
   (depreciation) of investments                    6,574     7,679    16,878
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $11,464   $11,494   $27,918
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Global
                                                  Total    Value +    Fixed
                                                  Return    Growth    Income
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $11,048    $5,950      $237
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                          11,048     5,950       237

  Expenses:
   Mortality and expense risk and other charges     1,714     1,099        57
   Annual administrative charges                       98        62         4
   Minimum death benefit guarantee charges             --         1        --
   Contingent deferred sales charges                   62        42         2
   Other contract charges                               1         1        --
   Amortization of deferred charges related to:
    Deferred sales load                                75        49        --
    Premium taxes                                       1         1        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,951     1,255        63
   Fees waived by Golden American Life
    Insurance Company                                   2         2        --
                                                ______________________________
  NET EXPENSES                                      1,949     1,253        63
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      9,099     4,697       174

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             185      (807)      216
  Net unrealized appreciation
   (depreciation) of investments                    1,028    15,417        --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $10,312   $19,307      $390
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      PIMCO
                                                            Growth     High
                                                Developing  Oppor-    Yield
                                                  World    tunities    Bond
                                                 Division  Division  Division
                                                   (a)       (a)       (c)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $2       $25    $1,050
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                               2        25     1,050

  Expenses:
   Mortality and expense risk and other charges        22        31       197
   Annual administrative charges                        2         1        17
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --         1        15
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --         4
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                         24        33       233
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                         24        33       233
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        (22)       (8)      817

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (266)     (235)     (318)
  Net unrealized appreciation
   (depreciation) of investments                      149       349       (18)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          ($139)     $106      $481
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                  PIMCO
                                                StocksPLUS            Smith
                                                  Growth              Barney
                                                   and      Appre-     High
                                                  Income   ciation    Income
                                                 Division  Division  Division
                                                   (b)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,005        $8       $37
   Capital gains distributions                         --        33         8
                                                ______________________________
  TOTAL INVESTMENT INCOME                           1,005        41        45

  Expenses:
   Mortality and expense risk and other charges       162        10         8
   Annual administrative charges                       18         1         1
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                    9        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                 2        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        191        11         9
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                        191        11         9
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        814        30        36

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             (97)        3         8
  Net unrealized appreciation
   (depreciation) of investments                    4,255        52       (66)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $4,972       $85      ($22)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                            Smith
                                                  Smith     Barney    Smith
                                                  Barney    Inter-    Barney
                                                Large Cap  national   Money
                                                  Value     Equity    Market
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $6        --       $20
   Capital gains distributions                         16        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                              22        --        20

  Expenses:
   Mortality and expense risk and other charges         7        $3         6
   Annual administrative charges                        1        --        --
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                          8         3         6
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                          8         3         6
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                         14        (3)       14

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments               2        (1)       --
  Net unrealized appreciation
   (depreciation) of investments                        3        (2)       --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $19       ($6)      $14
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998

See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)



                                                  Inter-
                                                 national
                                                  Equity
                                                 Division  Combined
                                                ____________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                         $251   $88,435
   Capital gains distributions                         --    78,933
                                                ____________________
  TOTAL INVESTMENT INCOME                             251   167,368

  Expenses:
   Mortality and expense risk and other charges       398    30,912
   Annual administrative charges                       20     1,451
   Minimum death benefit guarantee charges             --        37
   Contingent deferred sales charges                   12     1,414
   Other contract charges                              --        73
   Amortization of deferred charges related to:
    Deferred sales load                                --     8,150
    Premium taxes                                      --       129
                                                ____________________
  TOTAL EXPENSES BEFORE WAIVER                        430    42,166
   Fees waived by Golden American Life
    Insurance Company                                  --       154
                                                ____________________
  NET EXPENSES                                        430    42,012
                                                ____________________
  NET INVESTMENT INCOME (LOSS)                       (179)  125,356

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (556)   22,265
  Net unrealized appreciation
   (depreciation) of investments                    1,647    39,447
                                                ____________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           $912  $187,068
                                                ====================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,476

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            970
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         970

 Changes from principal transactions:
  Purchase payments                                                    29,455
  Contract distributions and terminations                             (18,096)
  Transfer payments from (to) Fixed Accounts and other Divisions        7,253
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              196
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        18,808
                                                                  ____________
 Total increase (decrease)                                             19,778
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        57,254
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,131
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,131

 Changes from principal transactions:
  Purchase payments                                                   227,924
  Contract distributions and terminations                             (38,803)
  Transfer payments from (to) Fixed Accounts and other Divisions      (73,759)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       115,374
                                                                  ____________
 Total increase (decrease)                                            118,505
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $175,759
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $54,334

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          2,703
  Net realized gain (loss) on investments                                 139
  Net unrealized appreciation (depreciation) of investments              (690)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,152

 Changes from principal transactions:
  Purchase payments                                                     5,847
  Contract distributions and terminations                              (8,648)
  Transfer payments from (to) Fixed Accounts and other Divisions       (1,150)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (68)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (4,019)
                                                                  ____________
 Total increase (decrease)                                             (1,867)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,467






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,782
  Net realized gain (loss) on investments                                 872
  Net unrealized appreciation (depreciation) of investments               739
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,393

 Changes from principal transactions:
  Purchase payments                                                    42,180
  Contract distributions and terminations                              (9,265)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,051
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,972
                                                                  ____________
 Total increase (decrease)                                             50,365
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $102,832
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $43,301

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          8,570
  Net realized gain (loss) on investments                               3,106
  Net unrealized appreciation (depreciation) of investments            (9,738)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,938

 Changes from principal transactions:
  Purchase payments                                                     6,936
  Contract distributions and terminations                              (5,699)
  Transfer payments from (to) Fixed Accounts and other Divisions         (886)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (87)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           264
                                                                  ____________
 Total increase (decrease)                                              2,202
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        45,503























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,033
  Net realized gain (loss) on investments                              (6,941)
  Net unrealized appreciation (depreciation) of investments            (8,620)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (13,528)

 Changes from principal transactions:
  Purchase payments                                                     7,508
  Contract distributions and terminations                              (4,524)
  Transfer payments from (to) Fixed Accounts and other Divisions       (5,266)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (2,272)
                                                                  ____________
 Total increase (decrease)                                            (15,800)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $29,703
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $76,842

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            490
  Net realized gain (loss) on investments                                 556
  Net unrealized appreciation (depreciation) of investments             1,550
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,596

 Changes from principal transactions:
  Purchase payments                                                     7,441
  Contract distributions and terminations                             (10,832)
  Transfer payments from (to) Fixed Accounts and other Divisions       (4,053)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (256)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (7,700)
                                                                  ____________
 Total increase (decrease)                                             (5,104)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        71,738
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($905)
  Net realized gain (loss) on investments                                 330
  Net unrealized appreciation (depreciation) of investments             6,240
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       5,665

 Changes from principal transactions:
  Purchase payments                                                    15,762
  Contract distributions and terminations                              (9,206)
  Transfer payments from (to) Fixed Accounts and other Divisions       (2,159)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,404
                                                                  ____________
 Total increase (decrease)                                             10,069
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $81,807
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.











                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $50,681

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,901
  Net realized gain (loss) on investments                               2,621
  Net unrealized appreciation (depreciation) of investments             5,391
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,913

 Changes from principal transactions:
  Purchase payments                                                    14,095
  Contract distributions and terminations                              (5,798)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,766
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               43
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        12,106
                                                                  ____________
 Total increase (decrease)                                             24,019
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        74,700























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $8,244
  Net realized gain (loss) on investments                               3,708
  Net unrealized appreciation (depreciation) of investments           (24,689)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (12,737)

 Changes from principal transactions:
  Purchase payments                                                    24,639
  Contract distributions and terminations                              (6,988)
  Transfer payments from (to) Fixed Accounts and other Divisions      (10,631)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         7,032
                                                                  ____________
 Total increase (decrease)                                             (5,705)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $68,995
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $134,431

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          9,632
  Net realized gain (loss) on investments                               2,407
  Net unrealized appreciation (depreciation) of investments             5,898
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      17,937

 Changes from principal transactions:
  Purchase payments                                                    19,633
  Contract distributions and terminations                             (17,687)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,389
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (53)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         6,282
                                                                  ____________
  Total increase (decrease)                                            24,219
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       158,650























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $15,626
  Net realized gain (loss) on investments                               1,704
  Net unrealized appreciation (depreciation) of investments           (10,501)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       6,829

 Changes from principal transactions:
  Purchase payments                                                    74,467
  Contract distributions and terminations                             (19,367)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,756
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               31
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        60,887
                                                                  ____________
 Total increase (decrease)                                             67,716
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $226,366
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $270,427

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         21,419
  Net realized gain (loss) on investments                               5,773
  Net unrealized appreciation (depreciation) of investments             9,866
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      37,058

 Changes from principal transactions:
  Purchase payments                                                     9,404
  Contract distributions and terminations                             (45,162)
  Transfer payments from (to) Fixed Accounts and other Divisions       (9,649)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (209)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       (45,616)
                                                                  ____________
  Total increase (decrease)                                            (8,558)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       261,869























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $23,815
  Net realized gain (loss) on investments                               2,288
  Net unrealized appreciation (depreciation) of investments           (10,125)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      15,978

 Changes from principal transactions:
  Purchase payments                                                    34,793
  Contract distributions and terminations                             (39,339)
  Transfer payments from (to) Fixed Accounts and other Divisions          581
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               28
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,937)
                                                                  ____________
 Total increase (decrease)                                             12,041
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $273,910
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $145,989

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         13,819
  Net realized gain (loss) on investments                               8,242
  Net unrealized appreciation (depreciation) of investments            16,323
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      38,384

 Changes from principal transactions:
  Purchase payments                                                    17,440
  Contract distributions and terminations                             (20,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,915
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              232
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         3,444
                                                                  ____________
  Total increase (decrease)                                            41,828
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       187,817























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $18,956
  Net realized gain (loss) on investments                               6,551
  Net unrealized appreciation (depreciation) of investments            (3,987)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      21,520

 Changes from principal transactions:
  Purchase payments                                                    63,892
  Contract distributions and terminations                             (26,711)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,035
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               25
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        47,241
                                                                  ____________
 Total increase (decrease)                                             68,761
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $256,578
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $123,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,726
  Net realized gain (loss) on investments                               3,602
  Net unrealized appreciation (depreciation) of investments            33,738
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      39,066

 Changes from principal transactions:
  Purchase payments                                                    45,995
  Contract distributions and terminations                             (18,620)
  Transfer payments from (to) Fixed Accounts and other Divisions       25,458
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              471
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        53,304
                                                                  ____________
  Total increase (decrease)                                            92,370
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       215,943























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $12,920
  Net realized gain (loss) on investments                               3,842
  Net unrealized appreciation (depreciation) of investments            17,344
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      34,106

 Changes from principal transactions:
  Purchase payments                                                   216,682
  Contract distributions and terminations                             (26,449)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,274
  Addition to  assets retained in the Account
   by Golden American Life Insurance Company                               60
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       250,567
                                                                  ____________
 Total increase (decrease)                                            284,673
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $500,616
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,153

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (826)
  Net realized gain (loss) on investments                              (1,134)
  Net unrealized appreciation (depreciation) of investments            (2,698)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (4,658)

 Changes from principal transactions:
  Purchase payments                                                     5,427
  Contract distributions and terminations                              (5,304)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,002
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (119)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,006
                                                                  ____________
  Total increase (decrease)                                            (2,652)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,501























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($524)
  Net realized gain (loss) on investments                              (3,524)
  Net unrealized appreciation (depreciation) of investments            (4,266)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (8,314)

 Changes from principal transactions:
  Purchase payments                                                     2,520
  Contract distributions and terminations                              (2,973)
  Transfer payments from (to) Fixed Accounts and other Divisions       (3,483)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                3
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,933)
                                                                  ____________
 Total increase (decrease)                                            (12,247)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $22,254
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $5,479

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            424
  Net realized gain (loss) on investments                                 238
  Net unrealized appreciation (depreciation) of investments             1,127
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,789

 Changes from principal transactions:
  Purchase payments                                                       (59)
  Contract distributions and terminations                                (189)
  Transfer payments from (to) Fixed Accounts and other Divisions         (303)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               (1)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                          (552)
                                                                  ____________
  Total increase (decrease)                                             1,237
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         6,716























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $299
  Net realized gain (loss) on investments                                 135
  Net unrealized appreciation (depreciation) of investments             1,090
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,524

 Changes from principal transactions:
  Purchase payments                                                       (36)
  Contract distributions and terminations                                (188)
  Transfer payments from (to) Fixed Accounts and other Divisions         (309)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (533)
                                                                  ____________
 Total increase (decrease)                                                991
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $7,707
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $42,861

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          5,696
  Net realized gain (loss) on investments                                 898
  Net unrealized appreciation (depreciation) of investments             5,129
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,723

 Changes from principal transactions:
  Purchase payments                                                    16,881
  Contract distributions and terminations                              (5,181)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,573
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              168
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        22,441
                                                                  ____________
  Total increase (decrease)                                            34,164
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        77,025























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,994
  Net realized gain (loss) on investments                               1,237
  Net unrealized appreciation (depreciation) of investments            (4,208)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (977)

 Changes from principal transactions:
  Purchase payments                                                    51,484
  Contract distributions and terminations                              (7,869)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,521
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        50,146
                                                                  ____________
 Total increase (decrease)                                             49,169
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $126,194
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $29,858

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,752
  Net realized gain (loss) on investments                               1,180
  Net unrealized appreciation (depreciation) of investments             4,847
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       7,779

 Changes from principal transactions:
  Purchase payments                                                     9,853
  Contract distributions and terminations                              (4,107)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,920
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              134
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        12,800
                                                                  ____________
  Total increase (decrease)                                            20,579
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        50,437























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,586
  Net realized gain (loss) on investments                               1,365
  Net unrealized appreciation (depreciation) of investments            (6,078)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,127)

 Changes from principal transactions:
  Purchase payments                                                    25,972
  Contract distributions and terminations                              (5,201)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,265
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                2
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        22,038
                                                                  ____________
 Total increase (decrease)                                             20,911
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $71,348
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $33,056

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (754)
  Net realized gain (loss) on investments                                (174)
  Net unrealized appreciation (depreciation) of investments             4,543
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,615

 Changes from principal transactions:
  Purchase payments                                                    13,691
  Contract distributions and terminations                              (3,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,487
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               19
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        16,054
                                                                  ____________
  Total increase (decrease)                                            19,669
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,725























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($1,343)
  Net realized gain (loss) on investments                               2,148
  Net unrealized appreciation (depreciation) of investments            15,952
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      16,757

 Changes from principal transactions:
  Purchase payments                                                    44,851
  Contract distributions and terminations                              (6,104)
  Transfer payments from (to) Fixed Accounts and other Divisions       16,010
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        54,763
                                                                  ____________
 Total increase (decrease)                                             71,520
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $124,245
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $86,266

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          6,640
  Net realized gain (loss) on investments                               2,841
  Net unrealized appreciation (depreciation) of investments              (883)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       8,598

 Changes from principal transactions:
  Purchase payments                                                    17,472
  Contract distributions and terminations                             (12,081)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,438
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (12)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         9,817
                                                                  ____________
  Total increase (decrease)                                            18,415
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       104,681























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,296
  Net realized gain (loss) on investments                               7,634
  Net unrealized appreciation (depreciation) of investments            16,611
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,541

 Changes from principal transactions:
  Purchase payments                                                    11,958
  Contract distributions and terminations                             (13,329)
  Transfer payments from (to) Fixed Accounts and other Divisions         (176)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                9
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (1,538)
                                                                  ____________
 Total increase (decrease)                                             26,003
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $130,684
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $4,571

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            612
  Net realized gain (loss) on investments                                  57
  Net unrealized appreciation (depreciation) of investments               912
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,581

 Changes from principal transactions:
  Purchase payments                                                     8,980
  Contract distributions and terminations                                (580)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,763
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               46
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        14,209
                                                                  ____________
  Total increase (decrease)                                            15,790
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        20,361






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,991
  Net realized gain (loss) on investments                                 899
  Net unrealized appreciation (depreciation) of investments             6,574
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,464

 Changes from principal transactions:
  Purchase payments                                                    66,121
  Contract distributions and terminations                              (3,065)
  Transfer payments from (to) Fixed Accounts and other Divisions       21,962
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        85,019
                                                                  ____________
 Total increase (decrease)                                             96,483
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $116,844
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $8,275

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,057
  Net realized gain (loss) on investments                                 177
  Net unrealized appreciation (depreciation) of investments               980
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,214

 Changes from principal transactions:
  Purchase payments                                                    22,706
  Contract distributions and terminations                              (1,861)
  Transfer payments from (to) Fixed Accounts and other Divisions       11,481
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              107
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        32,433
                                                                  ____________
  Total increase (decrease)                                            36,647
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        44,922






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,904
  Net realized gain (loss) on investments                                 911
  Net unrealized appreciation (depreciation) of investments             7,679
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,494

 Changes from principal transactions:
  Purchase payments                                                   105,760
  Contract distributions and terminations                              (7,503)
  Transfer payments from (to) Fixed Accounts and other Divisions       24,270
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       122,534
                                                                  ____________
 Total increase (decrease)                                            134,028
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $178,950
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $801
  Net realized gain (loss) on investments                                  19
  Net unrealized appreciation (depreciation) of investments               388
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,208

 Changes from principal transactions:
  Purchase payments                                                    19,514
  Contract distributions and terminations                                (534)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,044
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              170
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        33,194
                                                                  ____________
  Total increase (decrease)                                            34,402
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,402























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $10,068
  Net realized gain (loss) on investments                                 972
  Net unrealized appreciation (depreciation) of investments            16,878
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,918

 Changes from principal transactions:
  Purchase payments                                                   167,295
  Contract distributions and terminations                              (6,740)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,643
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               11
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       221,209
                                                                  ____________
 Total increase (decrease)                                            249,127
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $283,529
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $687
  Net realized gain (loss) on investments                                  18
  Net unrealized appreciation (depreciation) of investments               412
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,117

 Changes from principal transactions:
  Purchase payments                                                    15,427
  Contract distributions and terminations                                (602)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,193
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               96
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        25,114
                                                                  ____________
  Total increase (decrease)                                            26,231
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        26,231






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $9,099
  Net realized gain (loss) on investments                                 185
  Net unrealized appreciation (depreciation) of investments             1,028
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      10,312

 Changes from principal transactions:
  Purchase payments                                                   156,492
  Contract distributions and terminations                              (7,889)
  Transfer payments from (to) Fixed Accounts and other Divisions       42,666
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               23
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       191,292
                                                                  ____________
 Total increase (decrease)                                            201,604
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $227,835
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($137)
  Net realized gain (loss) on investments                                 515
  Net unrealized appreciation (depreciation) of investments            (1,430)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,052)

 Changes from principal transactions:
  Purchase payments                                                    15,158
  Contract distributions and terminations                                (431)
  Transfer payments from (to) Fixed Accounts and other Divisions        9,404
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               99
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        24,230
                                                                  ____________
  Total increase (decrease)                                            23,178
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        23,178






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $4,697
  Net realized gain (loss) on investments                                (807)
  Net unrealized appreciation (depreciation) of investments            15,417
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      19,307

 Changes from principal transactions:
  Purchase payments                                                    77,977
  Contract distributions and terminations                              (3,834)
  Transfer payments from (to) Fixed Accounts and other Divisions       26,430
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       100,583
                                                                  ____________
 Total increase (decrease)                                            119,890
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $143,068
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $9
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments               (10)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (2)

 Changes from principal transactions:
  Purchase payments                                                       190
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           18
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           208
                                                                  ____________
  Total increase (decrease)                                               206
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           206





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $174
  Net realized gain (loss) on investments                                 216
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         390

 Changes from principal transactions:
  Purchase payments                                                     5,820
  Contract distributions and terminations                                (219)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,331
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,932
                                                                  ____________
 Total increase (decrease)                                              9,322
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $9,528
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($22)
  Net realized gain (loss) on investments                                (266)
  Net unrealized appreciation (depreciation) of investments               149
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (139)

 Changes from principal transactions:
  Purchase payments                                                     2,757
  Contract distributions and terminations                                 (34)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,928
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,651
                                                                  ____________
 Total increase (decrease)                                              4,512
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,512
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($8)
  Net realized gain (loss) on investments                                (235)
  Net unrealized appreciation (depreciation) of investments               349
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         106

 Changes from principal transactions:
  Purchase payments                                                     4,097
  Contract distributions and terminations                                 (45)
  Transfer payments from (to) Fixed Accounts and other Divisions          (27)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,025
                                                                  ____________
 Total increase (decrease)                                              4,131
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,131
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $817
  Net realized gain (loss) on investments                                (318)
  Net unrealized appreciation (depreciation) of investments               (18)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         481

 Changes from principal transactions:
  Purchase payments                                                    32,399
  Contract distributions and terminations                                (912)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,150
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        45,637
                                                                  ____________
 Total increase (decrease)                                             46,118
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $46,118
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $814
  Net realized gain (loss) on investments                                 (97)
  Net unrealized appreciation (depreciation) of investments             4,255
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,972

 Changes from principal transactions:
  Purchase payments                                                    29,368
  Contract distributions and terminations                                (361)
  Transfer payments from (to) Fixed Accounts and other Divisions       17,822
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,830
                                                                  ____________
 Total increase (decrease)                                             51,802
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $51,802
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $15
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                (9)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           7

 Changes from principal transactions:
  Purchase payments                                                       256
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           256
                                                                  ____________
  Total increase (decrease)                                               263
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           263






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $30
  Net realized gain (loss) on investments                                   3
  Net unrealized appreciation (depreciation) of investments                52
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          85

 Changes from principal transactions:
  Purchase payments                                                       595
  Contract distributions and terminations                                 (21)
  Transfer payments from (to) Fixed Accounts and other Divisions           52
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           626
                                                                  ____________
 Total increase (decrease)                                                711
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $974
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           3

 Changes from principal transactions:
  Purchase payments                                                       206
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           206
                                                                  ____________
  Total increase (decrease)                                               209
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           209




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                        (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $36
  Net realized gain (loss) on investments                                   8
  Net unrealized appreciation (depreciation) of investments               (66)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (22)

 Changes from principal transactions:
  Purchase payments                                                       530
  Contract distributions and terminations                                 (15)
  Transfer payments from (to) Fixed Accounts and other Divisions          104
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           619
                                                                  ____________
 Total increase (decrease)                                                597
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $806
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                 7
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           6

 Changes from principal transactions:
  Purchase payments                                                       204
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            5
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           209
                                                                  ____________
  Total increase (decrease)                                               215
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           215




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                   2
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          19

 Changes from principal transactions:
  Purchase payments                                                       429
  Contract distributions and terminations                                  (5)
  Transfer payments from (to) Fixed Accounts and other Divisions           43
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           467
                                                                  ____________
 Total increase (decrease)                                                486
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $701
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments               ($5)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (5)

 Changes from principal transactions:
  Purchase payments                                                        99
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            2
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           101
                                                                  ____________
  Total increase (decrease)                                                96
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            96



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($3)
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments                (2)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (6)

 Changes from principal transactions:
  Purchase payments                                                       178
  Contract distributions and terminations                                  (4)
  Transfer payments from (to) Fixed Accounts and other Divisions           62
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           236
                                                                  ____________
 Total increase (decrease)                                                230
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $326
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                      $183
  Contract distributions and terminations                                  (1)
  Transfer payments from (to) Fixed Accounts and other Divisions           (1)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           181
                                                                  ____________
  Total increase (decrease)                                               181
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           181




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          14

 Changes from principal transactions:
  Purchase payments                                                       565
  Contract distributions and terminations                                 (25)
  Transfer payments from (to) Fixed Accounts and other Divisions         (417)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           123
                                                                  ____________
 Total increase (decrease)                                                137
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $318
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $81
  Net realized gain (loss) on investments                                 (12)
  Net unrealized appreciation (depreciation) of investments               (93)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (24)

 Changes from principal transactions:
  Purchase payments                                                     1,825
  Contract distributions and terminations                                  (2)
  Transfer payments from (to) Fixed Accounts and other Divisions          182
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,005
                                                                  ____________
  Total increase (decrease)                                             1,981
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         1,981




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($179)
  Net realized gain (loss) on investments                                (556)
  Net unrealized appreciation (depreciation) of investments             1,647
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         912

 Changes from principal transactions:
  Purchase payments                                                    41,775
  Contract distributions and terminations                                (940)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,037
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,872
                                                                  ____________
 Total increase (decrease)                                             47,784
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $49,765
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998









See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                      $1,184,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         81,285
  Net realized gain (loss) on investments                              31,070
  Net unrealized appreciation (depreciation) of investments            75,558
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,913

 Changes from principal transactions:
  Purchase payments                                                   304,259
  Contract distributions and terminations                            (184,701)
  Transfer payments from (to) Fixed Accounts and other Divisions      111,251
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              976
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       231,785
                                                                  ____________
  Total increase (decrease)                                           419,698
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                     1,604,271

























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       $125,356
  Net realized gain (loss) on investments                              22,265
  Net unrealized appreciation (depreciation) of investments            39,447
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,068

 Changes from principal transactions:
  Purchase payments                                                 1,536,754
  Contract distributions and terminations                            (247,928)
  Transfer payments from (to) Fixed Accounts and other Divisions      237,766
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                              274
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                     1,526,866
                                                                  ____________
 Total increase (decrease)                                          1,713,934
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                    $3,318,205
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.












                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                       NOTES TO FINANCIAL STATEMENTS
                             DECEMBER 31, 1998

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 1998, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 1998 include DVA 100, DVA Series 100, DVA PLUS, ACCESS, PREMIUM PLUS and ESII. During 1998, the Account had GoldenSelect Contracts (DVA 80) which were no longer being sold.

At December 31, 1998, the Account had, under GoldenSelect Contracts, twenty-six investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Multiple Allocation, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth (formerly
OTC), Growth & Income, Research, Total Return, Value + Growth, Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income and International Equity Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investment divisions: Mid-Cap Growth (formerly OTC), Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value (formerly Smith Barney Income and Growth), Smith Barney International Equity and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, the Travelers Series Fund Inc., the Greenwich Street Series Fund Inc. (formerly the Smith Barney Series Fund Inc.), the Warburg Pincus Trust or the PIMCO Variable Insurance Trust (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, Golden American requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust.
On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:


 Equi-Select Series Trust               The GCG Trust
    Investment Division              Investment Division
___________________________      ___________________________
International Fixed Income       Global Fixed Income
OTC                              Mid-Cap Growth
Research                         Research
Total Return                     Total Return
Value + Growth                   Value + Growth
Growth & Income                  Growth & Income


The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES
The DVA PLUS, ACCESS and the PREMIUM PLUS each have three different death benefit options referred to as Standard, Annual Ratchet and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. In December 1995, Golden American also discontinued external sales of DVA 100, however, the DVA 100 contracts continue to be available to Golden American employees and agents. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover Golden

American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks are as follows:


Series                                        Annual Rates
__________________________________         __________________
DVA 80                                            0.80%
DVA 100                                           0.90
DVA Series 100                                    1.25
DVA PLUS - Standard                               1.10
DVA PLUS - Annual Ratchet                         1.25
DVA PLUS - 5.5% Solution                          1.25
DVA PLUS - 7% Solution                            1.40
ACCESS - Standard                                 1.25
ACCESS - Annual Ratchet                           1.40
ACCESS - 5.5% Solution                            1.40
ACCESS - 7% Solution                              1.55
PREMIUM PLUS - Standard                           1.25
PREMIUM PLUS - Annual Ratchet                     1.40
PREMIUM PLUS - 5.5% Solution                      1.40
PREMIUM PLUS - 7% Solution                        1.55
ES II                                             1.25
Granite PrimElite - Standard                      1.10
Granite PrimElite - Annual Ratchet                1.25


ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of .15% is deducted from the assets attributable to the DVA PLUS, ACCESS, PREMIUM PLUS, ESII and Granite PrimElite Contracts.

ADMINISTRATIVE CHARGES:   An administrative charge is deducted from the
accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II contracts. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge has been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

CONTINGENT DEFERRED SALES CHARGES: Under DVA PLUS, PREMIUM PLUS, ES II and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed, based upon the date a premium payment is received.


Complete Years Elapsed
 Since Premium Payment                   Surrender Charge
_____________________ _______________________________________________________

                                       PREMIUM                     Granite
                        DVA PLUS        PLUS          ES II       PrimElite
                      _____________ _____________ _____________ _____________
           0                7%            8%            8%            7%
           1                7             8             7             7
           2                6             8             6             6
           3                5             8             5             5
           4                4             7             4             4
           5                3             6             3             3
           6                1             5             2             1
           7               --             3             1            --
           8               --             1            --            --
           9+              --            --            --            --


OTHER CONTRACT CHARGES: Under DVA 80, DVA 100 and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.



A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                              YEAR ENDED DECEMBER 31
                                        ___________________________________
                                             1998               1997
                                        _______________   _________________
                                              (DOLLARS IN THOUSANDS)
Balance at beginning of year                   $17,009             $26,612
Sales load advanced                                274                 616
Premium tax advanced                                --                   7
Net transfer from Fixed Account
 and other Divisions                                --                 353
Amortization of deferred sales load
 and premium tax                                (8,280)            (10,579)
                                        _______________   _________________
Balance at end of year                          $9,003             $17,009
                                        ===============   =================





































NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                              $570,537     $452,115
 Limited Maturity Bond Series                       71,742       22,970
 Hard Assets Series                                 17,730       17,975
 All-Growth Series                                  16,647       13,146
 Real Estate Series                                 29,007       13,733
 Fully Managed Series                               83,688        7,148
 Multiple Allocation Series                         52,037       32,159
 Capital Appreciation Series                        83,259       17,034
 Rising Dividends Series                           270,955        7,361
 Emerging Markets Series                             2,644        7,107
 Market Manager Series                                 342          292
 Value Equity Series                                58,297        6,136
 Strategic Equity Series                            31,008        5,375
 Small Cap Series                                   63,182        9,735
 Managed Global Series                              41,119       39,355
 Mid-Cap Growth Series                              97,494        8,444
 Growth & Income Series                            132,350        6,850
 Research Series                                   237,915        6,540
 Total Return Series                               202,032        1,560
 Value + Growth Series                             119,241       13,912
 Global Fixed Income Series                         14,270        5,161
 Developing World Series                             7,293        2,662
 Growth Opportunities Series                         7,214        3,196
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                    52,726        6,256
 PIMCO StocksPLUS Growth and Income Portfolio       49,898        2,237
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                739           82
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    878          222
 Smith Barney Large Cap Value Porfolio                 513           32
 Smith Barney International Equity Portfolio           245           12
 Smith Barney Money Market Portfolio                   630          494
Warburg Pincus Trust:
 International Equity Portfolio                    370,938      324,226
                                               _________________________
COMBINED                                        $2,686,570   $1,033,527
                                               =========================






                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                               $94,848      $75,062
 Limited Maturity Bond Series                       12,572       13,891
 Hard Assets Series                                 21,526       12,693
 All-Growth Series                                   7,468       14,683
 Real Estate Series                                 24,254        8,239
 Fully Managed Series                               27,691       11,768
 Multiple Allocation Series                         30,819       55,031
 Capital Appreciation Series                        41,409       24,135
 Rising Dividends Series                            63,949        8,887
 Emerging Markets Series                             8,023        6,846
 Market Manager Series                                 467          623
 Value Equity Series                                32,557        4,409
 Strategic Equity Series                            19,475        4,918
 Small Cap Series                                   25,870       10,563
 Managed Global Series                              37,985       21,524
 Mid-Cap Growth Series                              18,373        3,328
 Growth & Income Series                             37,291        1,763
 Research Series                                    34,430          419
 Total Return Series                                26,167          354
 Value + Growth Series                              30,053        5,950
 Global Fixed Income Series                            224            7
 Developing World Series                                --           --
 Growth Opportunities Series                            --           --
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                        --           --
 PIMCO StocksPLUS Growth and Income Portfolio           --           --
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                283           12
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    216           11
 Smith Barney Large Cap Value Porfolio                 210            1
 Smith Barney International Equity Portfolio           103            2
 Smith Barney Money Market Portfolio                   194           12
Warburg Pincus Trust:
 International Equity Portfolio                      2,146           59
                                               _________________________
COMBINED                                          $598,603     $285,190
                                               =========================










NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new Contract). All of the purchase transactions for the Market Manager Division resulted from such updates.

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                           46,713,872   38,496,936
Limited Maturity Bond Division                   5,263,273    2,390,944
Hard Assets Division                             1,390,271    1,503,254
All-Growth Division                              1,876,296    1,557,867
Real Estate Division                             1,269,259    1,003,769
Fully Managed Division                           4,432,536    1,393,191
Multiple Allocation Division                     2,439,316    2,628,892
Capital Appreciation Division                    3,704,327    1,712,022
Rising Dividends Division                       13,285,423    1,798,264
Emerging Markets Division                          737,697    1,279,884
Market Manager Division                             16,579       26,443
Value Equity Division                            3,639,566      936,377
Strategic Equity Division                        2,329,825      828,876
Small Cap Division                               5,737,867    1,727,666
Managed Global Division                          3,637,963    3,808,355
Mid-Cap Growth Division                          5,201,859    1,073,702
Growth & Income Division                         8,700,243    1,061,928
Research Division                               11,776,149    1,145,700
Total Return Division                           11,841,572      542,519
Value + Growth Division                          8,862,606    1,834,396
Global Fixed Income Division                     1,199,981      486,199
Developing World Division                        1,034,819      414,729
Growth Opportunities Division                      801,993      373,469
PIMCO High Yield Bond Division                   5,575,890      995,489
PIMCO StocksPLUS Growth and Income Division      5,235,676      567,893
Appreciation Division                               45,518        5,062
Smith Barney High Income Division                   59,777       15,706
Smith Barney Large Cap Value Division               25,818        1,496
Smith Barney International Equity Division          13,627          659
Smith Barney Money Market Division                  55,074       43,687
International Equity Division                   34,755,360   31,779,305
                                               _________________________
COMBINED                                       191,660,032  101,434,679
                                               =========================







                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                            8,859,035    7,508,736
Limited Maturity Bond Division                     814,102    1,099,923
Hard Assets Division                               955,532      934,748
All-Growth Division                                902,597    1,467,510
Real Estate Division                             1,165,038      633,059
Fully Managed Division                           1,588,523    1,271,492
Multiple Allocation Division                       858,882    3,296,283
Capital Appreciation Division                    1,899,517    1,801,059
Rising Dividends Division                        4,263,972    1,391,248
Emerging Markets Division                        1,231,916    1,082,071
Market Manager Division                                 --       31,196
Value Equity Division                            1,792,574      522,420
Strategic Equity Division                        1,539,555      551,638
Small Cap Division                               3,022,647    1,720,403
Managed Global Division                          3,674,935    2,873,007
Mid-Cap Growth Division                          1,166,129      357,910
Growth & Income Division                         2,623,649      368,883
Research Division                                1,962,393      137,427
Total Return Division                            1,683,989       52,603
Value + Growth Division                          2,598,824      818,375
Global Fixed Income Division                        18,902        1,482
Developing World Division                               --           --
Growth Opportunities Division                           --           --
PIMCO High Yield Bond Division                          --           --
PIMCO StocksPLUS Growth and Income Division             --           --
Appreciation Division                               19,581          822
Smith Barney High Income Division                   15,972          739
Smith Barney Large Cap Value Division               12,176           39
Smith Barney International Equity Division           7,216          138
Smith Barney Money Market Division                  17,685        1,114
International Equity Division                      208,851        9,015
                                               _________________________
COMBINED                                        42,904,192   27,933,340
                                               =========================
















NOTE 6 - NET ASSETS
Investments at net asset value less the payable to Golden American Life Insurance Company for charges and fees at December 31, 1998 consisted of the following:

                                           Limited
                              Liquid      Maturity        Hard         All-
                              Asset         Bond         Assets       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $166,620       $85,663      $27,056       $64,169
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     9,139        17,885       17,001         8,405
Net unrealized appreciation
 (depreciation) of
 investments                        --          (716)     (14,354)        9,233
                           _____________________________________________________
                              $175,759      $102,832      $29,703       $81,807
                           =====================================================

                               Real         Fully       Multiple      Capital
                              Estate       Managed     Allocation  Appreciation
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $51,262      $167,589     $134,591      $146,874
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,016        48,555      134,202        74,724
Net unrealized appreciation
 (depreciation) of
 investments                    (8,283)       10,222        5,117        34,980
                           _____________________________________________________
                               $68,995      $226,366     $273,910      $256,578
                           =====================================================














                              Rising      Emerging       Market        Value
                            Dividends      Markets      Manager       Equity
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $394,953       $46,675       $2,242      $109,242
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,832       (14,912)       2,060        13,560
Net unrealized appreciation
 (depreciation) of
 investments                    78,831        (9,509)       3,405         3,392
                           _____________________________________________________
                              $500,616       $22,254       $7,707      $126,194
                           =====================================================

                            Strategic       Small       Managed       Mid-Cap
                              Equity         Cap         Global       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $61,578      $103,543      $90,360      $103,719
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     8,326          (467)      20,177         5,764
Net unrealized appreciation
 (depreciation) of
 investments                     1,444        21,169       20,147         7,361
                           _____________________________________________________
                               $71,348      $124,245     $130,684      $116,844
                           =====================================================

                             Growth &                    Total       Value +
                              Income      Research       Return       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $162,972      $254,403     $216,406      $124,813
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     7,050        11,860        9,989         4,268
Net unrealized appreciation
 (depreciation) of
 investments                     8,928        17,266        1,440        13,987
                           _____________________________________________________
                              $178,950      $283,529     $227,835      $143,068
                           =====================================================

                                                                       PIMCO
                              Global                     Growth        High
                              Fixed      Developing      Oppor-        Yield
                              Income        World       tunities       Bond
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions               $9,140        $4,651       $4,025       $45,637
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       398          (288)        (243)          499
Net unrealized appreciation
 (depreciation) of
 investments                       (10)          149          349           (18)
                           _____________________________________________________
                                $9,528        $4,512       $4,131       $46,118
                           =====================================================

                              PIMCO                      Smith         Smith
                            StocksPLUS                   Barney       Barney
                            Growth and     Appre-         High       Large Cap
                              Income       ciation       Income        Value
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions              $46,830          $882         $825          $676
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       717            49           44            15
Net unrealized appreciation
 (depreciation) of
 investments                     4,255            43          (63)           10
                           _____________________________________________________
                               $51,802          $974         $806          $701
                           =====================================================
















                              Smith
                              Barney        Smith
                              Inter-       Barney        Inter-
                             national       Money       national
                              Equity       Market        Equity
                             Division     Division      Division     Combined
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions                 $337          $304      $48,877    $2,676,914
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                        (4)           14         (666)      430,969
Net unrealized appreciation
 (depreciation) of
 investments                        (7)           --        1,554       210,322
                           _____________________________________________________
                                  $326          $318      $49,765    $3,318,205
                           =====================================================





































NOTE 7 - UNIT VALUES
Accumulation unit value information (which is based on total assets) for units outstanding by Contract type as of December 31, 1998 were as follows:


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
LIQUID ASSET
 Currently payable annuity products:
  DVA 80                                            2,728  $15.19         $41
  DVA 100                                           2,657   14.89          40
 Contracts in accumulation period:
  DVA 80                                          371,896   15.19       5,650
  DVA 100                                       1,765,308   14.89      26,288
  DVA Series 100                                   50,601   14.38         727
  DVA PLUS - Standard                             489,531   14.54       7,118
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,587,645   14.33      51,394
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,964,038   14.11      41,830
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,069,965   13.88      42,610
                                                                  ____________
                                                                      175,698

LIMITED MATURITY BOND
 Currently payable annuity products:
  DVA 80                                            8,126   17.77         144
  DVA 100                                          17,655   17.42         307
 Contracts in accumulation period:
  DVA 80                                           91,829   17.77       1,632
  DVA 100                                       2,069,663   17.42      36,045
  DVA Series 100                                   22,995   16.81         387
  DVA PLUS - Standard                             263,074   17.02       4,478
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,557,946   16.77      26,124
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,121,400   16.52      18,525
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     937,378   16.25      15,230
                                                                  ____________
                                                                      102,872





                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
HARD ASSETS
 Currently payable annuity products:
  DVA 80                                              365  $15.15          $6
  DVA 100                                           8,649   14.85         128
 Contracts in accumulation period:
  DVA 80                                           58,984   15.15         893
  DVA 100                                         744,236   14.85      11,050
  DVA Series 100                                   23,997   14.33         344
  DVA PLUS - Standard                             146,678   14.50       2,126
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          258,034   14.28       3,685
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  609,087   14.07       8,570
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     210,821   13.84       2,917
                                                                  ____________
                                                                       29,719

ALL-GROWTH
 Currently payable annuity products:
  DVA 80                                              474   16.36           8
  DVA 100                                          11,790   16.03         189
 Contracts in accumulation period:
  DVA 80                                           72,780   16.36       1,191
  DVA 100                                       2,382,762   16.03      38,207
  DVA Series 100                                   23,147   15.48         358
  DVA PLUS - Standard                             208,260   15.66       3,261
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          645,591   15.43       9,958
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,471,156   15.20      22,355
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     422,889   14.95       6,320
                                                                  ____________
                                                                       81,847











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
REAL ESTATE
 Currently payable annuity products:
  DVA 80                                            1,101  $23.06         $25
  DVA 100                                          21,684   22.60         490
 Contracts in accumulation period:
  DVA 80                                           33,563   23.06         774
  DVA 100                                       1,136,778   22.60      25,692
  DVA Series 100                                    9,562   21.82         209
  DVA PLUS - Standard                             170,494   22.07       3,763
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          436,867   21.74       9,498
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  914,501   21.42      19,588
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     426,516   21.07       8,985
                                                                  ____________
                                                                       69,024

FULLY MANAGED
 Currently payable annuity products:
  DVA 80                                            2,737   21.78          60
  DVA 100                                          60,779   21.34       1,297
 Contracts in accumulation period:
  DVA 80                                           96,116   21.78       2,093
  DVA 100                                       4,072,871   21.34      86,930
  DVA Series 100                                   33,313   20.61         686
  DVA PLUS - Standard                             544,623   20.84      11,351
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,628,157   20.53      33,431
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,780,652   20.23      56,246
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,727,706   19.90      34,373
                                                                  ____________
                                                                      226,467











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MULTIPLE ALLOCATION
 Currently payable annuity products:
  DVA 80                                           14,541  $23.26        $338
  DVA 100                                          90,029   22.80       2,053
 Contracts in accumulation period:
  DVA 80                                          405,816   23.26       9,440
  DVA 100                                       7,709,073   22.80     175,791
  DVA Series 100                                   64,749   22.01       1,425
  DVA PLUS - Standard                             395,764   22.27       8,812
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          800,489   21.94      17,560
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,980,779   21.61      42,806
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     744,366   21.26      15,822
                                                                  ____________
                                                                      274,047

CAPITAL APPRECIATION
 Currently payable annuity products:
  DVA 80                                            7,669   25.47         195
  DVA 100                                          44,548   25.13       1,119
 Contracts in accumulation period:
  DVA 80                                           83,297   25.47       2,122
  DVA 100                                       4,645,391   25.13     116,756
  DVA Series 100                                   49,076   24.55       1,205
  DVA PLUS - Standard                             413,115   24.75      10,223
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,342,757   24.50      32,897
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,787,732   24.26      67,619
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,023,964   23.98      24,551
                                                                  ____________
                                                                      256,687











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RISING DIVIDENDS
 Currently payable annuity products:
  DVA 80                                           12,379  $23.31        $289
  DVA 100                                          15,367   23.06         355
 Contracts in accumulation period:
  DVA 80                                          127,116   23.31       2,962
  DVA 100                                       4,450,237   23.06     102,628
  DVA Series 100                                   92,161   22.64       2,086
  DVA PLUS - Standard                           1,199,087   22.79      27,323
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        4,591,470   22.61     103,810
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                7,386,288   22.43     165,696
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   4,305,084   22.22      95,669
                                                                  ____________
                                                                      500,818

EMERGING MARKETS
 Currently payable annuity products:
  DVA 80                                              304    6.71           2
  DVA 100                                           9,591    6.64          64
 Contracts in accumulation period:
  DVA 80                                           68,213    6.71         458
  DVA 100                                       1,539,408    6.64      10,224
  DVA Series 100                                   23,813    6.52         155
  DVA PLUS - Standard                             266,800    6.56       1,751
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          271,025    6.51       1,765
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,177,915    6.46       7,610
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      37,134    6.40         238
                                                                  ____________
                                                                       22,267











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MARKET MANAGER
 Contracts in accumulation period:
  DVA 100                                         332,519  $23.71      $7,884
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                    7,958   23.14         184
                                                                  ____________
                                                                        8,068

VALUE EQUITY
 Currently payable annuity products:
  DVA 80                                              409   18.73           8
  DVA 100                                           2,145   18.58          40
 Contracts in accumulation period:
  DVA 80                                           29,033   18.73         544
  DVA 100                                       1,049,863   18.58      19,502
  DVA Series 100                                   20,539   18.32         376
  DVA PLUS - Standard                             454,942   18.41       8,377
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,415,540   18.31      25,913
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,736,310   18.20      49,797
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,201,314   18.06      21,692
                                                                  ____________
                                                                      126,249

STRATEGIC EQUITY
 Currently payable annuity products:
  DVA 100                                          34,850   14.40         502
 Contracts in accumulation period:
  DVA 80                                           53,353   14.49         773
  DVA 100                                         737,255   14.40      10,615
  DVA Series 100                                   22,096   14.23         315
  DVA PLUS - Standard                             508,588   14.30       7,272
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,105,850   14.23      15,735
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,731,615   14.16      24,521
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     827,477   14.07      11,644
                                                                  ____________
                                                                       71,377


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
SMALL CAP
 Currently payable annuity products:
  DVA 100                                           6,856  $15.55        $107
 Contracts in accumulation period:
  DVA 80                                           46,417   15.65         726
  DVA 100                                         694,347   15.55      10,801
  DVA Series 100                                   18,405   15.39         283
  DVA PLUS - Standard                             446,934   15.44       6,900
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,476,498   15.37      38,058
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,086,639   15.30      47,219
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,326,706   15.23      20,204
                                                                  ____________
                                                                      124,298

MANAGED GLOBAL
 Currently payable annuity products:
  DVA 80                                              295   15.46           5
  DVA 100                                          16,286   15.27         249
 Contracts in accumulation period:
  DVA 80                                           31,668   15.46         489
  DVA 100                                       3,928,543   15.27      59,981
  DVA Series 100                                   47,894   14.95         716
  DVA PLUS - Standard                             649,216   15.02       9,753
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          610,300   14.88       9,084
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,354,682   14.75      49,469
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      67,979   14.59         992
                                                                  ____________
                                                                      130,738












                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MID-CAP GROWTH
 Contracts in accumulation period:
  DVA 80                                           31,935  $23.04        $736
  DVA 100                                         315,603   22.84       7,210
  DVA Series 100                                   12,309   22.50         277
  DVA PLUS - Standard                             173,070   22.60       3,912
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,905,008   22.43      42,722
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,527,664   22.31      34,087
  Granite PrimElite - Standard                        981   22.60          22
  Granite PrimElite - Annual Ratchet               23,659   22.43         531
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,235,724   22.17      27,396
                                                                  ____________
                                                                      116,893

GROWTH & INCOME
 Contracts in accumulation period:
  DVA 80                                            9,045   17.29         156
  DVA 100                                         486,360   17.20       8,365
  DVA Series 100                                    9,399   17.03         160
  DVA PLUS - Standard                             537,480   17.08       9,180
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,297,314   17.01      56,089
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,474,459   16.94      58,850
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,741,015   16.87      46,233
                                                                  ____________
                                                                      179,033















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RESEARCH
 Contracts in accumulation period:
  DVA 80                                           14,054  $23.47        $330
  DVA 100                                         488,822   23.27      11,377
  DVA Series 100                                   20,718   22.93         475
  DVA PLUS - Standard                             437,189   23.03      10,068
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,902,974   22.89      89,339
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,875,695   22.73      88,107
  Granite PrimElite - Standard                      3,070   23.03          71
  Granite PrimElite - Annual Ratchet               38,692   22.89         886
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,674,201   22.59      82,990
                                                                  ____________
                                                                      283,643

TOTAL RETURN
 Contracts in accumulation period:
  DVA 80                                            2,035   18.17          37
  DVA 100                                         431,678   18.02       7,778
  DVA Series 100                                    6,695   17.75         119
  DVA PLUS - Standard                             616,433   17.83      10,989
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,982,960   17.72      70,569
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,973,034   17.60      69,922
  Granite PrimElite - Standard                     10,098   17.83         180
  Granite PrimElite - Annual Ratchet               32,769   17.72         581
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,874,737   17.49      67,753
                                                                  ____________
                                                                      227,928













                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
VALUE + GROWTH
 Contracts in accumulation period:
  DVA 80                                           35,295  $16.57        $585
  DVA 100                                         299,829   16.47       4,940
  DVA Series 100                                   11,112   16.31         181
  DVA PLUS - Standard                             362,210   16.36       5,926
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,293,704   16.29      53,670
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,452,149   16.22      39,786
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,354,360   16.16      38,039
                                                                  ____________
                                                                      143,127

GLOBAL FIXED INCOME
 Contracts in accumulation period:
  DVA 80                                            1,419   13.42          19
  DVA 100                                          13,446   13.31         179
  DVA PLUS - Standard                               6,337   13.17          83
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          396,068   13.09       5,184
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  119,924   13.00       1,560
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     194,008   12.92       2,506
                                                                  ____________
                                                                        9,531


















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
DEVELOPING WORLD
 Contracts in accumulation period:
  DVA 80                                            3,368   $7.32         $25
  DVA 100                                           4,598    7.31          34
  DVA PLUS - Standard                                 617    7.29           5
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          417,221    7.28       3,039
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                   82,414    7.27         599
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     111,872    7.26         812
                                                                  ____________
                                                                        4,514

GROWTH OPPORTUNITIES
 Contracts in accumulation period:
  DVA 100                                          13,050    9.69         126
  DVA PLUS - Standard                               5,235    9.67          51
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          141,597    9.65       1,367
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  126,683    9.64       1,221
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     141,959    9.63       1,367
                                                                  ____________
                                                                        4,132




















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
PIMCO HIGH YIELD BOND
 Contracts in accumulation period:
  DVA 80                                            2,973  $10.12         $30
  DVA 100                                         107,998   10.11       1,092
  DVA PLUS - Standard                             213,774   10.09       2,157
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,630,971   10.08      16,440
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,066,219   10.07      10,737
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,558,466   10.06      15,678
                                                                  ____________
                                                                       46,134

PIMCO STOCKSPLUS GROWTH AND INCOME
 Contracts in accumulation period:
  DVA 80                                           13,664   11.16         152
  DVA 100                                         160,283   11.14       1,786
  DVA PLUS - Standard                             112,706   11.12       1,253
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,527,697   11.11      16,975
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  942,738   11.10      10,465
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,910,695   11.09      21,188
                                                                  ____________
                                                                       51,819



















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
APPRECIATION
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,108  $16.53         $18
  Granite PrimElite - Annual Ratchet               58,107   16.47         957
                                                                  ____________
                                                                          975

SMITH BARNEY HIGH INCOME
 Contracts in accumulation period:
  Granite PrimElite - Standard                     12,711   13.66         174
  Granite PrimElite - Annual Ratchet               46,593   13.58         633
                                                                  ____________
                                                                          807

SMITH BARNEY LARGE CAP VALUE
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,600   19.35          31
  Granite PrimElite - Annual Ratchet               34,859   19.24         671
                                                                  ____________
                                                                          702

SMITH BARNEY INTERNATIONAL EQUITY
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,885   14.35          41
  Granite PrimElite - Annual Ratchet               19,916   14.28         285
                                                                  ____________
                                                                          326

SMITH BARNEY MONEY MARKET
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,017   11.43          23
  Granite PrimElite - Annual Ratchet               25,941   11.37         295
                                                                  ____________
                                                                          318

INTERNATIONAL EQUITY
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,422,075   10.29      24,919
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  680,861   10.32       7,025
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,736,713   10.27      17,841
                                                                  ____________
                                                                       49,785
                                             _____________        ____________
COMBINED                                      183,098,947          $3,319,843
                                             =============        ============

         APPENDIX:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody's Investors Service, Inc. ("Moody's) description of its bond ratings:

Aaa: Judged to be the best quality; they carry the smallest degree of investment risk.

Aa: Judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds.

A: Possess many favorable investment attributes and are to be considered as "upper medium grade obligations."

Baa: Considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba: Judged to have speculative elements; their future cannot be considered as well assured.

B:   Generally lack characteristics of the desirable investment.

Caa: Are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca   Speculative in a high degree; often in default.

C: Lowest rate class of bonds; regarded as having extremely poor prospects.

Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor's Rating Group ("Standard & Poor's") description of its bond ratings:

AAA: Highest grade obligations; capacity to pay interest and repay principal is extremely strong.

AA: Also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A: Regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment.

BB, B,
CCC,
CC: Predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and CC
	 the highest.

Standard & Poor's applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

            Statement of Additional Information

                  GOLDENSELECT DVA100

            DEFERRED COMBINATION VARIABLE
             AND FIXED ANNUITY CONTRACT



                     ISSUED BY
                SEPARATE ACCOUNT B
                  ("Account B")


                          OF
         GOLDEN AMERICAN LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the Golden American Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein.

The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to Golden American Life Insurance Company, Customer Service Center, P.O. Box 2700, West Chester, Pennsylvania 19380-1478 or telephone 1-800-366-0066.





                   DATE OF PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION:
                          MAY 1, 1999

                        TABLE OF CONTENTS
ITEM                                                      PAGE
Introduction                                                 1
Description of Golden American Life Insurance Company        1
Safekeeping of Assets                                        1
The Administrator                                            1
Independent Auditors                                         1
Distribution of Contracts                                    1
Performance Information                                      2
IRA Partial Withdrawal Option                                6
Other Information                                            6
Financial Statements of Account B                            6
Appendix - Description of Bond Ratings                     A-1

                       INTRODUCTION

This Statement of Additional Information provides background information regarding Account B.


    DESCRIPTION OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

Golden American Life Insurance Company ("Golden American") is a stock life insurance company organized under the laws of the State of Delaware. On August 13, 1996, Equitable of Iowa Companies, Inc. (formerly Equitable of Iowa Companies) ("Equitable of Iowa") acquired all of the interest in Golden American and Directed Services, Inc. On October 24, 1997, Equitable of Iowa and ING Groep N.V. ("ING") completed a merger agreement, and Equitable of Iowa became a wholly owned subsidiary of ING. ING, headquartered in The Netherlands, is a global financial services holding company with over $461.8 billion in assets as of December 31, 1998.

As of December 31, 1998, Golden American had approximately $353.9 million in stockholder's equity and approximately $4.8 billion in total assets, including approximately $3.4 billion of separate account assets. Golden American is authorized to do business in all jurisdictions except New York. Golden American offers variable annuities and variable life insurance. Golden American formed a subsidiary, First Golden American Life Insurance Company of New York ("First Golden"), who is licensed to do variable annuity business in the states of New York and Delaware.

                  SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Account B.

                    THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and Golden American became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to Golden American. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by Golden American on an allocated cost basis.
No charges were billed to Golden American by Equitable Life pursuant to the service agreement in 1997. Equitable Life billed Golden American $892,903 pursuant to the service agreement in 1998.

                    INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of Golden American and Account B.

                  DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of Golden American, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by Golden American. The variable insurance products were sold primarily through two broker/dealer institutions, during the year ended December 31, 1996, through two broker/dealer institutions during the year ended December 31, 1997 and through two broker/dealer institutions during the year ended December 31, 1998. For the years ended 1998, 1997 and 1996 commissions paid by Golden American to Directed Services, Inc. aggregated $117,470,000, $36,350,000 and $27,065,000, respectively. Directed
Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, Golden American provides to Directed Services, Inc. certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. Golden American charges Directed Services, Inc. for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Golden American's employees
on behalf of Directed Services, Inc.   In the
opinion of
management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $4,771,000, $2,770,000 and $2,267,000 for the years ended 1998, 1997 and 1996, respectively.

               PERFORMANCE INFORMATION

Performance information for the subaccounts of Account B, including yields, standard annual returns and other non-standard measures of performance of all subaccounts, may appear in reports or promotional literature to current or prospective owners. Such non-standard measures of performance will be computed, or accompanied by performance data computed, in accordance with criteria defined by the SEC. Negative values are denoted by minus signs ("-"). Performance information for measures other than total return do not reflect any applicable premium tax that can range from 0% to 3.5%. As described in the prospectus, three death benefit options are available. The following performance values reflect the election at issue of the 7% Solution Enhanced Death Benefit Option providing values reflecting the highest aggregate contract charges. If one of the other death benefit options had been elected, the historical performance values would be higher than those represented in the examples.

SEC STANDARD MONEY MARKET SUBACCOUNT YIELDS
Current yield for the Liquid Asset Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes or income other than investment income) over a particular 7-day period, less a pro rata share of subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     Effective Yield = [(Base Period Return) +1)^365/7] - 1

The current yield and effective yield of the Liquid Asset
Subaccount for the 7-day period December 25, 1998 to December 31,
1998 were 3.30% and 3.35%, respectively.

SEC Standard 30-Day Yield for Non-Money Market Subaccounts Quotations of yield for the remaining subaccounts will be based on all investment income per subaccount earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

          Yield = 2 [ ( a - b  +1)^(6) - 1]
		                -----
                          cd

     Where:
          [a] equals the net investment income earned during the period by the investment portfolio attributable to shares owned by a subaccount
          [b] equals the expenses accrued for the period (net
              of reimbursements)
          [c] equals the average daily number of units outstanding during the period based on the accumulation unit value
          [d] equals the value (maximum offering price) per accumulation unit value on the last day of the period

Yield on subaccounts of Account B is earned from the increase in net asset value of shares of the investmenr portfolio in which the subaccount invests and from dividends declared and paid by the investment portfolio, which are automatically reinvested in shares of the investment portfolio.

SEC STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          P(1+T)^(n)=ERV

     Where:
          (1) [P] equals a hypothetical initial premium payment of $1,000
          (2) [T] equals an average annual total return
          (3) [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof)

All total return figures reflect the deduction of the maximum sales load, the administrative charges, and the mortality and expense risk charges. The Securities and Exchange Commission (the "SEC") requires that an assumption be made that the contract owner surrenders the entire contract at the end of the one, five and 10 year periods (or, if less, up to the life of the security) for which performance is required to be calculated. This assumption may not be consistent with the typical contract owner's intentions in purchasing a contract and may adversely affect returns. Quotations of total return may simultaneously be shown for other periods, as well as quotations of total return that do not take into account certain contractual charges such as sales load.

Average Annual Total Return for the subaccounts presented on a standardized basis, which includes deductions for the mortality and expense risk charge, administrative charge, contract charge and surrender charge for the year ending December 31, 1998 were as follows:


Average Annual Total Return for Periods Ending 12/31/98 - Standardized
----------------------------------------------------------------------

                       One Year Period     Five Year Period     Inception to      Inception
Subaccount             Ending 12/31/98     Ending 12/31/98     Ending 12/31/98      Date
----------             ---------------     ---------------     ---------------      ----
Equity Income            6.77%               8.69%               8.25%*              1/25/89
Fully Managed            4.44%               8.23%               7.53%*              1/25/89
Capital Appreciation    11.13%              15.87%              14.40%*               5/4/92
Rising Dividends        12.57%              17.09%              16.85%               10/4/93
All-Growth               8.02%               3.28%               4.48%*              1/25/89
Real Estate            -14.65%              10.18%               8.16%*              1/25/89
Hard Assets            -30.56%               1.07%               3.67%*              1/25/89
Value Equity             0.16%                n/a                16.35%               1/1/95
Strategic Equity        -0.55%                n/a                11.46%              10/2/95
Small Cap               19.32%                n/a                15.46%               1/2/96
Emerging Markets       -25.14%             -12.06%               -7.87%              10/4/93
Managed Global          27.54%               7.33%*               6.68%*            10/21/92
Growth Opportunities     n/a                  n/a                -3.45%#             2/19/98
Developing World         n/a                  n/a               -27.16%#             2/19/98
Mid-Cap Growth          21.13%                n/a                21.09%*             10/7/94
Research                21.36%                n/a                21.63%*             10/7/94
Total Return            10.06%                n/a                14.49%*             10/7/94
Growth & Income         10.44%                n/a                21.41%               4/1/96
Growth                  25.09%                n/a                19.52%*              4/1/96
Global Fixed Income     10.32%                n/a                 6.60%*             10/7/94
High Yield Bond          n/a                  n/a                 0.82%*#             5/1/98
Stocksplus Growth and    n/a                  n/a                11.13%*#             5/1/98
 Income
Limited Maturity Bond    5.39%               0.41%                5.35%*             1/25/89
Liquid Asset             3.60%               3.43%                3.70%*             1/25/89

---------------------
* Total return calculation reflects partial waiver of fees and expenses.
#  Non-annualized.

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR ALL SUBACCOUNTS Quotations of non-standard average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a contract over a period of one, five and 10 years (or, if less, up to the life of the subaccount), calculated pursuant to the formula:

          P(1+T)^(n)]=ERV
     Where:
          (1) [P] equals a hypothetical initial premium payment of $1,000
          (2) [T] equals an average annual total return
          (3) [n] equals the number of years
          (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 initial premium payment made at the beginning of the period (or fractional portion thereof) assuming certain loading and charges are zero.

All total return figures reflect the deduction of the mortality and expense risk charge and the administrative charges, but not the deduction of the maximum sales load and the annual contract fee.

Average Annual Total Return for the subaccounts presented on a non-standardized basis, which includes deductions for the mortality and expense risk charge and the administrative charge for the year ending December 31, 1998 were as follows:


Average Annual Total Return for Periods Ending 12/31/98 - Non-Standardized
--------------------------------------------------------------------------

                       One Year Period     Five Year Period      Inception to     Inception
Subaccount             Ending 12/31/98      Ending 12/31/98     Ending 12/31/98     Date
----------             ---------------     ----------------     ---------------     ----
Equity Income            6.80%               8.71%                8.26%*              1/25/89
Fully Managed            4.46%               8.25%                7.55%*              1/25/89
Capital Appreciation    11.16%              15.89%               14.41%*               5/4/92
Rising Dividends        12.60%              17.09%               16.86%               10/4/93
All-Growth               8.04%               3.30%                4.50%*              1/25/89
Real Estate            -14.62%              10.73%                8.17%*              1/25/89
Hard Assets            -30.53%               1.10%                3.69%*              1/25/89
Value Equity             0.18%                n/a                16.36%                1/1/95
Strategic Equity        -0.52%                n/a                11.48%               10/2/95
Small Cap               19.35%                n/a                15.47%                1/2/96
Emerging Markets       -25.14%             -12.06%                7.87%               10/4/93
Managed Global          27.57%               7.35%*               6.70%*             10/21/92
Growth Opportunities         %                n/a                -3.42%#              2/18/98
Developing World             %                n/a               -27.13%#              2/18/98
Mid-Cap Growth          21.15%                n/a                21.11%*              10/7/94
Research                21.39%                n/a                21.64%*              10/7/94
Total Return            10.08%*               n/a                14.51%*              10/7/94
Growth & Income         10.46%                n/a                21.42%                4/1/96
Growth                  25.11%                n/a                19.53%*               4/1/96
Global Fixed Income     10.34%*               n/a                 6.62%*              10/7/94
High Yield Bond              %                n/a                 0.89%*#              5/1/98
Stocksplus Growth and        %                n/a                11.15%*#              5/1/98
 Income
Limited Maturity Bond    5.42%               4.16%                5.37%*              1/25/89
Liquid Asset             3.63%               3.45%                3.72%*              1/25/89

----------------------
* Total return calculation reflects partial waiver of fees and expenses.
#  Non-annualized.

Performance information for a subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any subaccount reflects only the performance of a hypothetical contract under which contract value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the investment portfolio of the Trust in which the Account B subaccounts invest, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria.

PUBLISHED RATINGS
From time to time, the rating of Golden American as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Performance
Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples):

ILLUSTRATION OF CALCULATION OF AUV
     EXAMPLE 1.

     1. AUV, beginning of period ..................               $1.80000000
     2. Value of securities, beginning of period ............     $21.20
     3. Change in value of securities..................           $.50
     4. Gross investment return (3) divided by (2)..............    02358491
     5. Less daily mortality and expense charge...............      00003446
     6. Less asset based administrative charge .............        00000276
     7. Net investment return (4) minus (5) minus (6)...........    02355738
     8. Net investment factor (1.000000) plus (7)...........      1.02355738
     9. AUV, end of period (1) multiplied by (8).............    $1.84240328

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
     EXAMPLE 2.

     1. Initial Premium Payment.................                  $100.00
     2. AUV on effective date of purchase (see Example 1).......  $1.8000000
     3. Number of Units purchased [(1) divided by (2)].........    55.55556
     4. AUV for valuation date following purchase
	 (see Example 1)...                                           $1.84240328

     5. Accumulation Value in account for valuation date
         following purchase [(3) multiplied by (4)]...........    $102.36


                IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

Golden American notifies the contract owner of these regulations with a letter mailed on January 1st of the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when Golden American receives the completed election form. Golden American calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin, we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

                   OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

        FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional
Information:
     Report of Independent Auditors
     Audited Financial Statements
          Statement of Assets and Liability as of December 31, 1998 Statement of Operations for the year ended December 31, 1998 Statements of Changes in Net Assets for the years ended December 31, 1998 and 1997
     Notes to Financial Statements

                              FINANCIAL STATEMENTS

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B

                    YEARS ENDED DECEMBER 31, 1998 AND 1997
                     WITH REPORT OF INDEPENDENT AUDITORS













































                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B

                             FINANCIAL STATEMENTS



                    YEARS ENDED DECEMBER 31, 1998 AND 1997




                              TABLE OF CONTENTS

Report of Independent Auditors

Audited Financial Statements

Statement of Assets and Liability
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements









































                         Report of Independent Auditors




The Board of Directors
Golden American Life Insurance Company


We have audited the accompanying statement of assets and liability of Golden American Life Insurance Company Separate Account B as of December 31, 1998, and the related statements of operations for the year then ended and the changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Golden American Life Insurance Company Separate Account B at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                              /S/ Ernst & Young LLP


Des Moines, Iowa
February 25, 1999

















                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                           (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS
 Investments at net asset value:
  The GCG Trust:
     Liquid Asset Series,
      175,698,298 shares (cost - $175,698)                           $175,698
     Limited Maturity Bond Series,
      9,632,216 shares (cost - $103,588)                              102,872
     Hard Assets Series,
      3,095,761 shares (cost - $44,073)                                29,719
     All-Growth Series,
      5,460,140 shares (cost - $72,614)                                81,847
     Real Estate Series,
      5,082,757 shares (cost - $77,307)                                69,024
     Fully Managed Series,
      14,869,764 shares (cost - $216,245)                             226,467
     Multiple Allocation Series,
      21,629,600 shares (cost - $268,930)                             274,047
     Capital Appreciation Series,
      14,189,481 shares (cost - $221,707)                             256,687
     Rising Dividends Series,
      22,754,116 shares (cost - $421,987)                             500,818
     Emerging Markets Series,
      3,333,290 shares (cost - $31,776)                                22,267
     Market Manager Series,
      414,851 shares (cost - $4,663)                                    8,068
     Value Equity Series,
      7,950,210 shares (cost - $122,857)                              126,249
     Strategic Equity Series,
      5,567,699 shares (cost - $69,933)                                71,377
     Small Cap Series,
      7,754,062 shares (cost - $103,129)                              124,298
     Managed Global Series,
      9,213,401 shares (cost - $110,591)                              130,738
     Mid-Cap Growth Series,
      6,458,180 shares (cost - $109,532)                              116,893
     Growth & Income Series,
      11,461,829 shares (cost - $170,105)                             179,033
     Research Series,
      13,965,668 shares (cost - $266,377)                             283,643
     Total Return Series,
      14,425,794 shares (cost - $226,488)                             227,928
     Value + Growth Series,
      9,163,078 shares (cost - $129,140)                              143,127
     Global Fixed Income Series,
      853,224 shares (cost - $9,541)                                    9,531




                      GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                      STATEMENT OF ASSETS AND LIABILITY
                             DECEMBER 31, 1998
                                (CONTINUED)
                          (DOLLARS IN THOUSANDS)

                                                                    COMBINED
                                                                  ____________
ASSETS - CONTINUED
 Investments at net asset value:
  The GCG Trust:
     Developing World Series,
      612,452 shares (cost - $4,365)                                   $4,514
     Growth Opportunities Series,
      425,552 shares (cost - $3,783)                                    4,132
  PIMCO Variable Insurance Trust:
     PIMCO High Yield Bond Portfolio,
      4,770,792 shares (cost - $46,152)                                46,134
     PIMCO StocksPLUS Growth and Income Portfolio,
      4,119,171 shares (cost - $47,564)                                51,819
  Greenwich Street Series Fund Inc.:
     Appreciation Portfolio,
      46,082 shares (cost - $932)                                         975
  Travelers Series Fund Inc.:
     Smith Barney High Income Portfolio,
      63,707 shares (cost - $870)                                         807
     Smith Barney Large Cap Value Portfolio,
      34,717 shares (cost - $692)                                         702
     Smith Barney International Equity Portfolio,
      23,707 shares (cost - $333)                                         326
     Smith Barney Money Market Portfolio,
      317,907 shares (cost - $318)                                        318
  Warburg Pincus Trust:
     International Equity Portfolio,
      4,529,941 shares (cost - $48,231)                                49,785
                                                                  ____________
     TOTAL ASSETS (cost - $3,109,521)                               3,319,843

LIABILITY
  Payable to Golden American Life Insurance Company
   for charges and fees                                                 1,638
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============
NET ASSETS
  For variable annuity insurance contracts                         $3,309,202
  Retained in Separate Account B by Golden American
   Life Insurance Company                                               9,003
                                                                  ____________
     TOTAL NET ASSETS                                              $3,318,205
                                                                  ============

See accompanying notes.




                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                           Limited
                                                  Liquid   Maturity    Hard
                                                  Asset      Bond     Assets
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $5,783    $3,217    $1,662
   Capital gains distributions                         --        --     1,065
                                                ______________________________
  TOTAL INVESTMENT INCOME                           5,783     3,217     2,727

  Expenses:
   Mortality and expense risk and other charges     1,619       939       461
   Annual administrative charges                       62        41        13
   Minimum death benefit guarantee charges              7         1         2
   Contingent deferred sales charges                  342        65        53
   Other contract charges                               9         3         2
   Amortization of deferred charges related to:
    Deferred sales load                               615       389       164
    Premium taxes                                       3         6         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      2,657     1,444       698
   Fees waived by Golden American Life
    Insurance Company                                   5         9         4
                                                ______________________________
  NET EXPENSES                                      2,652     1,435       694
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,131     1,782     2,033

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments              --       872    (6,941)
  Net unrealized appreciation
   (depreciation) of investments                       --       739    (8,620)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $3,131    $3,393  ($13,528)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                   All-      Real     Fully
                                                  Growth    Estate   Managed
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --    $3,321    $6,674
   Capital gains distributions                       $470     6,244    12,408
                                                ______________________________
  TOTAL INVESTMENT INCOME                             470     9,565    19,082

  Expenses:
   Mortality and expense risk and other charges       879       964     2,417
   Annual administrative charges                       41        28       105
   Minimum death benefit guarantee charges              1         1         2
   Contingent deferred sales charges                   46        38        64
   Other contract charges                               2         1         5
   Amortization of deferred charges related to:
    Deferred sales load                               409       290       866
    Premium taxes                                       7         5        16
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,385     1,327     3,475
   Fees waived by Golden American Life
    Insurance Company                                  10         6        19
                                                ______________________________
  NET EXPENSES                                      1,375     1,321     3,456
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (905)    8,244    15,626

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             330     3,708     1,704
  Net unrealized appreciation
   (depreciation) of investments                    6,240   (24,689)  (10,501)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $5,665  ($12,737)   $6,829
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Multiple  Capital
                                                 Alloca-  Apprecia-   Rising
                                                   tion      tion   Dividends
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $13,875    $3,355    $2,240
   Capital gains distributions                     14,968    19,519    16,632
                                                ______________________________
  TOTAL INVESTMENT INCOME                          28,843    22,874    18,872

  Expenses:
   Mortality and expense risk and other charges     2,985     2,656     4,670
   Annual administrative charges                      144       110       212
   Minimum death benefit guarantee charges             10         2         4
   Contingent deferred sales charges                   89        59       128
   Other contract charges                               9         9        13
   Amortization of deferred charges related to:
    Deferred sales load                             1,784     1,083       934
    Premium taxes                                      33        25        11
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      5,054     3,944     5,972
   Fees waived by Golden American Life
    Insurance Company                                  26        26        20
                                                ______________________________
  NET EXPENSES                                      5,028     3,918     5,952
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                     23,815    18,956    12,920

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           2,288     6,551     3,842
  Net unrealized appreciation
   (depreciation) of investments                  (10,125)   (3,987)   17,344
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $15,978   $21,520   $34,106
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Emerging   Market    Value
                                                 Markets   Manager    Equity
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           --      $129    $2,766
   Capital gains distributions                         --       214     1,018
                                                ______________________________
  TOTAL INVESTMENT INCOME                              --       343     3,784

  Expenses:
   Mortality and expense risk and other charges      $336        --     1,442
   Annual administrative charges                       10         1        57
   Minimum death benefit guarantee charges              1        --         1
   Contingent deferred sales charges                   16        --        57
   Other contract charges                               1        --         2
   Amortization of deferred charges related to:
    Deferred sales load                               160        43       231
    Premium taxes                                       2        --         3
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        526        44     1,793
   Fees waived by Golden American Life
    Insurance Company                                   2        --         3
                                                ______________________________
  NET EXPENSES                                        524        44     1,790
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                       (524)      299     1,994

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments          (3,524)      135     1,237
  Net unrealized appreciation
   (depreciation) of investments                   (4,266)    1,090    (4,208)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($8,314)   $1,524     ($977)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                Strategic   Small    Managed
                                                  Equity     Cap      Global
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,941        --    $1,806
   Capital gains distributions                      2,711        --     3,627
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,652        --     5,433

  Expenses:
   Mortality and expense risk and other charges       851    $1,114     1,445
   Annual administrative charges                       29        55        59
   Minimum death benefit guarantee charges              1         1         1
   Contingent deferred sales charges                   52        59        50
   Other contract charges                               1         3         4
   Amortization of deferred charges related to:
    Deferred sales load                               135       112       579
    Premium taxes                                       1         1         8
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,070     1,345     2,146
   Fees waived by Golden American Life
    Insurance Company                                   4         2         9
                                                ______________________________
  NET EXPENSES                                      1,066     1,343     2,137
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,586    (1,343)    3,296

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments           1,365     2,148     7,634
  Net unrealized appreciation
   (depreciation) of investments                   (6,078)   15,952    16,611
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        ($1,127)  $16,757   $27,541
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                 Mid-Cap   Growth &
                                                  Growth    Income   Research
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $4,999    $4,745   $12,283
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                           4,999     4,745    12,283

  Expenses:
   Mortality and expense risk and other charges       880     1,599     1,941
   Annual administrative charges                       51        88       120
   Minimum death benefit guarantee charges              1        --        --
   Contingent deferred sales charges                   20        62        71
   Other contract charges                               2         1         4
   Amortization of deferred charges related to:
    Deferred sales load                                55        92        79
    Premium taxes                                      --         2         1
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,009     1,844     2,216
   Fees waived by Golden American Life
    Insurance Company                                   1         3         1
                                                ______________________________
  NET EXPENSES                                      1,008     1,841     2,215
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      3,991     2,904    10,068

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             899       911       972
  Net unrealized appreciation
   (depreciation) of investments                    6,574     7,679    16,878
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $11,464   $11,494   $27,918
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998





See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Global
                                                  Total    Value +    Fixed
                                                  Return    Growth    Income
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                      $11,048    $5,950      $237
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                          11,048     5,950       237

  Expenses:
   Mortality and expense risk and other charges     1,714     1,099        57
   Annual administrative charges                       98        62         4
   Minimum death benefit guarantee charges             --         1        --
   Contingent deferred sales charges                   62        42         2
   Other contract charges                               1         1        --
   Amortization of deferred charges related to:
    Deferred sales load                                75        49        --
    Premium taxes                                       1         1        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                      1,951     1,255        63
   Fees waived by Golden American Life
    Insurance Company                                   2         2        --
                                                ______________________________
  NET EXPENSES                                      1,949     1,253        63
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                      9,099     4,697       174

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             185      (807)      216
  Net unrealized appreciation
   (depreciation) of investments                    1,028    15,417        --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $10,312   $19,307      $390
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      PIMCO
                                                            Growth     High
                                                Developing  Oppor-    Yield
                                                  World    tunities    Bond
                                                 Division  Division  Division
                                                   (a)       (a)       (c)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $2       $25    $1,050
   Capital gains distributions                         --        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                               2        25     1,050

  Expenses:
   Mortality and expense risk and other charges        22        31       197
   Annual administrative charges                        2         1        17
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --         1        15
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --         4
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                         24        33       233
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                         24        33       233
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        (22)       (8)      817

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (266)     (235)     (318)
  Net unrealized appreciation
   (depreciation) of investments                      149       349       (18)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          ($139)     $106      $481
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998




See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                  PIMCO
                                                StocksPLUS            Smith
                                                  Growth              Barney
                                                   and      Appre-     High
                                                  Income   ciation    Income
                                                 Division  Division  Division
                                                   (b)
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                       $1,005        $8       $37
   Capital gains distributions                         --        33         8
                                                ______________________________
  TOTAL INVESTMENT INCOME                           1,005        41        45

  Expenses:
   Mortality and expense risk and other charges       162        10         8
   Annual administrative charges                       18         1         1
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                    9        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                 2        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                        191        11         9
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                        191        11         9
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                        814        30        36

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments             (97)        3         8
  Net unrealized appreciation
   (depreciation) of investments                    4,255        52       (66)
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $4,972       $85      ($22)
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)


                                                            Smith
                                                  Smith     Barney    Smith
                                                  Barney    Inter-    Barney
                                                Large Cap  national   Money
                                                  Value     Equity    Market
                                                 Division  Division  Division
                                                ______________________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                           $6        --       $20
   Capital gains distributions                         16        --        --
                                                ______________________________
  TOTAL INVESTMENT INCOME                              22        --        20

  Expenses:
   Mortality and expense risk and other charges         7        $3         6
   Annual administrative charges                        1        --        --
   Minimum death benefit guarantee charges             --        --        --
   Contingent deferred sales charges                   --        --        --
   Other contract charges                              --        --        --
   Amortization of deferred charges related to:
    Deferred sales load                                --        --        --
    Premium taxes                                      --        --        --
                                                ______________________________
  TOTAL EXPENSES BEFORE WAIVER                          8         3         6
   Fees waived by Golden American Life
    Insurance Company                                  --        --        --
                                                ______________________________
  NET EXPENSES                                          8         3         6
                                                ______________________________
  NET INVESTMENT INCOME (LOSS)                         14        (3)       14

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments               2        (1)       --
  Net unrealized appreciation
   (depreciation) of investments                        3        (2)       --
                                                ______________________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                            $19       ($6)      $14
                                                ==============================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998

See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                           STATEMENT OF OPERATIONS
             FOR THE YEAR ENDED DECEMBER 31, 1998, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)



                                                  Inter-
                                                 national
                                                  Equity
                                                 Division  Combined
                                                ____________________
NET INVESTMENT INCOME (LOSS)
  Income:
   Dividends                                         $251   $88,435
   Capital gains distributions                         --    78,933
                                                ____________________
  TOTAL INVESTMENT INCOME                             251   167,368

  Expenses:
   Mortality and expense risk and other charges       398    30,912
   Annual administrative charges                       20     1,451
   Minimum death benefit guarantee charges             --        37
   Contingent deferred sales charges                   12     1,414
   Other contract charges                              --        73
   Amortization of deferred charges related to:
    Deferred sales load                                --     8,150
    Premium taxes                                      --       129
                                                ____________________
  TOTAL EXPENSES BEFORE WAIVER                        430    42,166
   Fees waived by Golden American Life
    Insurance Company                                  --       154
                                                ____________________
  NET EXPENSES                                        430    42,012
                                                ____________________
  NET INVESTMENT INCOME (LOSS)                       (179)  125,356

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on investments            (556)   22,265
  Net unrealized appreciation
   (depreciation) of investments                    1,647    39,447
                                                ____________________
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                           $912  $187,068
                                                ====================

(a) Commencement of operations, March 2, 1998
(b) Commencement of operations, May 8, 1998
(c) Commencement of operations, May 11, 1998



See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,476

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            970
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         970

 Changes from principal transactions:
  Purchase payments                                                    29,455
  Contract distributions and terminations                             (18,096)
  Transfer payments from (to) Fixed Accounts and other Divisions        7,253
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              196
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        18,808
                                                                  ____________
 Total increase (decrease)                                             19,778
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        57,254
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Liquid
                                                                     Asset
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,131
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,131

 Changes from principal transactions:
  Purchase payments                                                   227,924
  Contract distributions and terminations                             (38,803)
  Transfer payments from (to) Fixed Accounts and other Divisions      (73,759)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       115,374
                                                                  ____________
 Total increase (decrease)                                            118,505
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $175,759
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $54,334

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          2,703
  Net realized gain (loss) on investments                                 139
  Net unrealized appreciation (depreciation) of investments              (690)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,152

 Changes from principal transactions:
  Purchase payments                                                     5,847
  Contract distributions and terminations                              (8,648)
  Transfer payments from (to) Fixed Accounts and other Divisions       (1,150)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (68)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (4,019)
                                                                  ____________
 Total increase (decrease)                                             (1,867)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,467






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Limited
                                                                    Maturity
                                                                      Bond
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,782
  Net realized gain (loss) on investments                                 872
  Net unrealized appreciation (depreciation) of investments               739
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,393

 Changes from principal transactions:
  Purchase payments                                                    42,180
  Contract distributions and terminations                              (9,265)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,051
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,972
                                                                  ____________
 Total increase (decrease)                                             50,365
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $102,832
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $43,301

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          8,570
  Net realized gain (loss) on investments                               3,106
  Net unrealized appreciation (depreciation) of investments            (9,738)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,938

 Changes from principal transactions:
  Purchase payments                                                     6,936
  Contract distributions and terminations                              (5,699)
  Transfer payments from (to) Fixed Accounts and other Divisions         (886)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (87)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           264
                                                                  ____________
 Total increase (decrease)                                              2,202
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        45,503























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Hard
                                                                     Assets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,033
  Net realized gain (loss) on investments                              (6,941)
  Net unrealized appreciation (depreciation) of investments            (8,620)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (13,528)

 Changes from principal transactions:
  Purchase payments                                                     7,508
  Contract distributions and terminations                              (4,524)
  Transfer payments from (to) Fixed Accounts and other Divisions       (5,266)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (2,272)
                                                                  ____________
 Total increase (decrease)                                            (15,800)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $29,703
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $76,842

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            490
  Net realized gain (loss) on investments                                 556
  Net unrealized appreciation (depreciation) of investments             1,550
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       2,596

 Changes from principal transactions:
  Purchase payments                                                     7,441
  Contract distributions and terminations                             (10,832)
  Transfer payments from (to) Fixed Accounts and other Divisions       (4,053)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (256)
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (7,700)
                                                                  ____________
 Total increase (decrease)                                             (5,104)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        71,738
























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   All-Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($905)
  Net realized gain (loss) on investments                                 330
  Net unrealized appreciation (depreciation) of investments             6,240
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       5,665

 Changes from principal transactions:
  Purchase payments                                                    15,762
  Contract distributions and terminations                              (9,206)
  Transfer payments from (to) Fixed Accounts and other Divisions       (2,159)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,404
                                                                  ____________
 Total increase (decrease)                                             10,069
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $81,807
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.











                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $50,681

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,901
  Net realized gain (loss) on investments                               2,621
  Net unrealized appreciation (depreciation) of investments             5,391
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,913

 Changes from principal transactions:
  Purchase payments                                                    14,095
  Contract distributions and terminations                              (5,798)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,766
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               43
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        12,106
                                                                  ____________
 Total increase (decrease)                                             24,019
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        74,700























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                      Real
                                                                     Estate
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $8,244
  Net realized gain (loss) on investments                               3,708
  Net unrealized appreciation (depreciation) of investments           (24,689)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     (12,737)

 Changes from principal transactions:
  Purchase payments                                                    24,639
  Contract distributions and terminations                              (6,988)
  Transfer payments from (to) Fixed Accounts and other Divisions      (10,631)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               12
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         7,032
                                                                  ____________
 Total increase (decrease)                                             (5,705)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $68,995
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $134,431

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          9,632
  Net realized gain (loss) on investments                               2,407
  Net unrealized appreciation (depreciation) of investments             5,898
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      17,937

 Changes from principal transactions:
  Purchase payments                                                    19,633
  Contract distributions and terminations                             (17,687)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,389
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (53)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         6,282
                                                                  ____________
  Total increase (decrease)                                            24,219
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       158,650























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Fully
                                                                    Managed
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $15,626
  Net realized gain (loss) on investments                               1,704
  Net unrealized appreciation (depreciation) of investments           (10,501)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       6,829

 Changes from principal transactions:
  Purchase payments                                                    74,467
  Contract distributions and terminations                             (19,367)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,756
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               31
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        60,887
                                                                  ____________
 Total increase (decrease)                                             67,716
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $226,366
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $270,427

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         21,419
  Net realized gain (loss) on investments                               5,773
  Net unrealized appreciation (depreciation) of investments             9,866
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      37,058

 Changes from principal transactions:
  Purchase payments                                                     9,404
  Contract distributions and terminations                             (45,162)
  Transfer payments from (to) Fixed Accounts and other Divisions       (9,649)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (209)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       (45,616)
                                                                  ____________
  Total increase (decrease)                                            (8,558)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       261,869























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Multiple
                                                                   Allocation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $23,815
  Net realized gain (loss) on investments                               2,288
  Net unrealized appreciation (depreciation) of investments           (10,125)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      15,978

 Changes from principal transactions:
  Purchase payments                                                    34,793
  Contract distributions and terminations                             (39,339)
  Transfer payments from (to) Fixed Accounts and other Divisions          581
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               28
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,937)
                                                                  ____________
 Total increase (decrease)                                             12,041
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $273,910
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $145,989

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         13,819
  Net realized gain (loss) on investments                               8,242
  Net unrealized appreciation (depreciation) of investments            16,323
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      38,384

 Changes from principal transactions:
  Purchase payments                                                    17,440
  Contract distributions and terminations                             (20,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,915
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              232
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         3,444
                                                                  ____________
  Total increase (decrease)                                            41,828
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       187,817























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Capital
                                                                  Appreciation
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $18,956
  Net realized gain (loss) on investments                               6,551
  Net unrealized appreciation (depreciation) of investments            (3,987)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      21,520

 Changes from principal transactions:
  Purchase payments                                                    63,892
  Contract distributions and terminations                             (26,711)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,035
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               25
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        47,241
                                                                  ____________
 Total increase (decrease)                                             68,761
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $256,578
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                        $123,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,726
  Net realized gain (loss) on investments                               3,602
  Net unrealized appreciation (depreciation) of investments            33,738
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      39,066

 Changes from principal transactions:
  Purchase payments                                                    45,995
  Contract distributions and terminations                             (18,620)
  Transfer payments from (to) Fixed Accounts and other Divisions       25,458
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              471
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        53,304
                                                                  ____________
  Total increase (decrease)                                            92,370
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       215,943























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Rising
                                                                   Dividends
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $12,920
  Net realized gain (loss) on investments                               3,842
  Net unrealized appreciation (depreciation) of investments            17,344
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      34,106

 Changes from principal transactions:
  Purchase payments                                                   216,682
  Contract distributions and terminations                             (26,449)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,274
  Addition to  assets retained in the Account
   by Golden American Life Insurance Company                               60
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       250,567
                                                                  ____________
 Total increase (decrease)                                            284,673
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $500,616
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $37,153

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (826)
  Net realized gain (loss) on investments                              (1,134)
  Net unrealized appreciation (depreciation) of investments            (2,698)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (4,658)

 Changes from principal transactions:
  Purchase payments                                                     5,427
  Contract distributions and terminations                              (5,304)
  Transfer payments from (to) Fixed Accounts and other Divisions        2,002
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                             (119)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,006
                                                                  ____________
  Total increase (decrease)                                            (2,652)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,501























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Emerging
                                                                    Markets
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($524)
  Net realized gain (loss) on investments                              (3,524)
  Net unrealized appreciation (depreciation) of investments            (4,266)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (8,314)

 Changes from principal transactions:
  Purchase payments                                                     2,520
  Contract distributions and terminations                              (2,973)
  Transfer payments from (to) Fixed Accounts and other Divisions       (3,483)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                3
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (3,933)
                                                                  ____________
 Total increase (decrease)                                            (12,247)
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $22,254
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $5,479

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            424
  Net realized gain (loss) on investments                                 238
  Net unrealized appreciation (depreciation) of investments             1,127
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,789

 Changes from principal transactions:
  Purchase payments                                                       (59)
  Contract distributions and terminations                                (189)
  Transfer payments from (to) Fixed Accounts and other Divisions         (303)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               (1)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                          (552)
                                                                  ____________
  Total increase (decrease)                                             1,237
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         6,716























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Market
                                                                    Manager
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $299
  Net realized gain (loss) on investments                                 135
  Net unrealized appreciation (depreciation) of investments             1,090
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,524

 Changes from principal transactions:
  Purchase payments                                                       (36)
  Contract distributions and terminations                                (188)
  Transfer payments from (to) Fixed Accounts and other Divisions         (309)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                          (533)
                                                                  ____________
 Total increase (decrease)                                                991
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $7,707
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $42,861

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          5,696
  Net realized gain (loss) on investments                                 898
  Net unrealized appreciation (depreciation) of investments             5,129
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,723

 Changes from principal transactions:
  Purchase payments                                                    16,881
  Contract distributions and terminations                              (5,181)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,573
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              168
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        22,441
                                                                  ____________
  Total increase (decrease)                                            34,164
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        77,025























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Value
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $1,994
  Net realized gain (loss) on investments                               1,237
  Net unrealized appreciation (depreciation) of investments            (4,208)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (977)

 Changes from principal transactions:
  Purchase payments                                                    51,484
  Contract distributions and terminations                              (7,869)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,521
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        50,146
                                                                  ____________
 Total increase (decrease)                                             49,169
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $126,194
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $29,858

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          1,752
  Net realized gain (loss) on investments                               1,180
  Net unrealized appreciation (depreciation) of investments             4,847
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       7,779

 Changes from principal transactions:
  Purchase payments                                                     9,853
  Contract distributions and terminations                              (4,107)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,920
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              134
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        12,800
                                                                  ____________
  Total increase (decrease)                                            20,579
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        50,437























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Strategic
                                                                     Equity
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,586
  Net realized gain (loss) on investments                               1,365
  Net unrealized appreciation (depreciation) of investments            (6,078)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,127)

 Changes from principal transactions:
  Purchase payments                                                    25,972
  Contract distributions and terminations                              (5,201)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,265
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                2
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        22,038
                                                                  ____________
 Total increase (decrease)                                             20,911
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $71,348
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $33,056

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (754)
  Net realized gain (loss) on investments                                (174)
  Net unrealized appreciation (depreciation) of investments             4,543
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       3,615

 Changes from principal transactions:
  Purchase payments                                                    13,691
  Contract distributions and terminations                              (3,143)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,487
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               19
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        16,054
                                                                  ____________
  Total increase (decrease)                                            19,669
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        52,725























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                   Small Cap
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($1,343)
  Net realized gain (loss) on investments                               2,148
  Net unrealized appreciation (depreciation) of investments            15,952
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      16,757

 Changes from principal transactions:
  Purchase payments                                                    44,851
  Contract distributions and terminations                              (6,104)
  Transfer payments from (to) Fixed Accounts and other Divisions       16,010
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                6
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        54,763
                                                                  ____________
 Total increase (decrease)                                             71,520
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $124,245
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                         $86,266

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          6,640
  Net realized gain (loss) on investments                               2,841
  Net unrealized appreciation (depreciation) of investments              (883)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       8,598

 Changes from principal transactions:
  Purchase payments                                                    17,472
  Contract distributions and terminations                             (12,081)
  Transfer payments from (to) Fixed Accounts and other Divisions        4,438
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              (12)
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         9,817
                                                                  ____________
  Total increase (decrease)                                            18,415
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                       104,681























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Managed
                                                                     Global
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,296
  Net realized gain (loss) on investments                               7,634
  Net unrealized appreciation (depreciation) of investments            16,611
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,541

 Changes from principal transactions:
  Purchase payments                                                    11,958
  Contract distributions and terminations                             (13,329)
  Transfer payments from (to) Fixed Accounts and other Divisions         (176)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                9
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        (1,538)
                                                                  ____________
 Total increase (decrease)                                             26,003
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $130,684
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $4,571

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            612
  Net realized gain (loss) on investments                                  57
  Net unrealized appreciation (depreciation) of investments               912
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,581

 Changes from principal transactions:
  Purchase payments                                                     8,980
  Contract distributions and terminations                                (580)
  Transfer payments from (to) Fixed Accounts and other Divisions        5,763
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               46
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        14,209
                                                                  ____________
  Total increase (decrease)                                            15,790
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        20,361






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Mid-Cap
                                                                     Growth
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $3,991
  Net realized gain (loss) on investments                                 899
  Net unrealized appreciation (depreciation) of investments             6,574
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,464

 Changes from principal transactions:
  Purchase payments                                                    66,121
  Contract distributions and terminations                              (3,065)
  Transfer payments from (to) Fixed Accounts and other Divisions       21,962
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        85,019
                                                                  ____________
 Total increase (decrease)                                             96,483
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $116,844
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                          $8,275

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          3,057
  Net realized gain (loss) on investments                                 177
  Net unrealized appreciation (depreciation) of investments               980
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,214

 Changes from principal transactions:
  Purchase payments                                                    22,706
  Contract distributions and terminations                              (1,861)
  Transfer payments from (to) Fixed Accounts and other Divisions       11,481
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              107
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        32,433
                                                                  ____________
  Total increase (decrease)                                            36,647
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        44,922






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Growth &
                                                                     Income
                                                                    Division
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $2,904
  Net realized gain (loss) on investments                                 911
  Net unrealized appreciation (depreciation) of investments             7,679
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      11,494

 Changes from principal transactions:
  Purchase payments                                                   105,760
  Contract distributions and terminations                              (7,503)
  Transfer payments from (to) Fixed Accounts and other Divisions       24,270
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                7
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       122,534
                                                                  ____________
 Total increase (decrease)                                            134,028
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $178,950
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $801
  Net realized gain (loss) on investments                                  19
  Net unrealized appreciation (depreciation) of investments               388
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,208

 Changes from principal transactions:
  Purchase payments                                                    19,514
  Contract distributions and terminations                                (534)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,044
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              170
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        33,194
                                                                  ____________
  Total increase (decrease)                                            34,402
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        34,402























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Research
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $10,068
  Net realized gain (loss) on investments                                 972
  Net unrealized appreciation (depreciation) of investments            16,878
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      27,918

 Changes from principal transactions:
  Purchase payments                                                   167,295
  Contract distributions and terminations                              (6,740)
  Transfer payments from (to) Fixed Accounts and other Divisions       60,643
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               11
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       221,209
                                                                  ____________
 Total increase (decrease)                                            249,127
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $283,529
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.










                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $687
  Net realized gain (loss) on investments                                  18
  Net unrealized appreciation (depreciation) of investments               412
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       1,117

 Changes from principal transactions:
  Purchase payments                                                    15,427
  Contract distributions and terminations                                (602)
  Transfer payments from (to) Fixed Accounts and other Divisions       10,193
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               96
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        25,114
                                                                  ____________
  Total increase (decrease)                                            26,231
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        26,231






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Total
                                                                     Return
                                                                    Division
                                                                      (a)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $9,099
  Net realized gain (loss) on investments                                 185
  Net unrealized appreciation (depreciation) of investments             1,028
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      10,312

 Changes from principal transactions:
  Purchase payments                                                   156,492
  Contract distributions and terminations                              (7,889)
  Transfer payments from (to) Fixed Accounts and other Divisions       42,666
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               23
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       191,292
                                                                  ____________
 Total increase (decrease)                                            201,604
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $227,835
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($137)
  Net realized gain (loss) on investments                                 515
  Net unrealized appreciation (depreciation) of investments            (1,430)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      (1,052)

 Changes from principal transactions:
  Purchase payments                                                    15,158
  Contract distributions and terminations                                (431)
  Transfer payments from (to) Fixed Accounts and other Divisions        9,404
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               99
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                        24,230
                                                                  ____________
  Total increase (decrease)                                            23,178
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                        23,178






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Value +
                                                                     Growth
                                                                    Division
                                                                      (b)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $4,697
  Net realized gain (loss) on investments                                (807)
  Net unrealized appreciation (depreciation) of investments            15,417
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations      19,307

 Changes from principal transactions:
  Purchase payments                                                    77,977
  Contract distributions and terminations                              (3,834)
  Transfer payments from (to) Fixed Accounts and other Divisions       26,430
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               10
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                       100,583
                                                                  ____________
 Total increase (decrease)                                            119,890
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                      $143,068
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $9
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments               (10)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (2)

 Changes from principal transactions:
  Purchase payments                                                       190
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           18
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           208
                                                                  ____________
  Total increase (decrease)                                               206
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           206





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Global
                                                                     Fixed
                                                                     Income
                                                                    Division
                                                                      (g)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $174
  Net realized gain (loss) on investments                                 216
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         390

 Changes from principal transactions:
  Purchase payments                                                     5,820
  Contract distributions and terminations                                (219)
  Transfer payments from (to) Fixed Accounts and other Divisions        3,331
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         8,932
                                                                  ____________
 Total increase (decrease)                                              9,322
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $9,528
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Develop-
                                                                      ing
                                                                     World
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           ($22)
  Net realized gain (loss) on investments                                (266)
  Net unrealized appreciation (depreciation) of investments               149
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations        (139)

 Changes from principal transactions:
  Purchase payments                                                     2,757
  Contract distributions and terminations                                 (34)
  Transfer payments from (to) Fixed Accounts and other Divisions        1,928
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,651
                                                                  ____________
 Total increase (decrease)                                              4,512
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,512
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --





















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Growth
                                                                     Oppor-
                                                                    tunities
                                                                    Division
                                                                      (h)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($8)
  Net realized gain (loss) on investments                                (235)
  Net unrealized appreciation (depreciation) of investments               349
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         106

 Changes from principal transactions:
  Purchase payments                                                     4,097
  Contract distributions and terminations                                 (45)
  Transfer payments from (to) Fixed Accounts and other Divisions          (27)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                         4,025
                                                                  ____________
 Total increase (decrease)                                              4,131
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                        $4,131
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.








                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                      High
                                                                     Yield
                                                                      Bond
                                                                    Division
                                                                      (j)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $817
  Net realized gain (loss) on investments                                (318)
  Net unrealized appreciation (depreciation) of investments               (18)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         481

 Changes from principal transactions:
  Purchase payments                                                    32,399
  Contract distributions and terminations                                (912)
  Transfer payments from (to) Fixed Accounts and other Divisions       14,150
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        45,637
                                                                  ____________
 Total increase (decrease)                                             46,118
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $46,118
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                        --
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                            --
                                                                  ____________
  Total increase (decrease)                                                --
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            --



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     PIMCO
                                                                   StocksPLUS
                                                                     Growth
                                                                      and
                                                                     Income
                                                                    Division
                                                                      (i)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $814
  Net realized gain (loss) on investments                                 (97)
  Net unrealized appreciation (depreciation) of investments             4,255
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations       4,972

 Changes from principal transactions:
  Purchase payments                                                    29,368
  Contract distributions and terminations                                (361)
  Transfer payments from (to) Fixed Accounts and other Divisions       17,822
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                                1
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,830
                                                                  ____________
 Total increase (decrease)                                             51,802
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $51,802
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $15
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                (9)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           7

 Changes from principal transactions:
  Purchase payments                                                       256
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           256
                                                                  ____________
  Total increase (decrease)                                               263
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           263






















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Appre-
                                                                    ciation
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $30
  Net realized gain (loss) on investments                                   3
  Net unrealized appreciation (depreciation) of investments                52
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          85

 Changes from principal transactions:
  Purchase payments                                                       595
  Contract distributions and terminations                                 (21)
  Transfer payments from (to) Fixed Accounts and other Divisions           52
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           626
                                                                  ____________
 Total increase (decrease)                                                711
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $974
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.









                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                   1
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           3

 Changes from principal transactions:
  Purchase payments                                                       206
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions           --
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           206
                                                                  ____________
  Total increase (decrease)                                               209
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           209




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                      High
                                                                     Income
                                                                    Division
                                                                        (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $36
  Net realized gain (loss) on investments                                   8
  Net unrealized appreciation (depreciation) of investments               (66)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (22)

 Changes from principal transactions:
  Purchase payments                                                       530
  Contract distributions and terminations                                 (15)
  Transfer payments from (to) Fixed Accounts and other Divisions          104
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           619
                                                                  ____________
 Total increase (decrease)                                                597
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $806
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($1)
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                 7
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations           6

 Changes from principal transactions:
  Purchase payments                                                       204
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            5
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           209
                                                                  ____________
  Total increase (decrease)                                               215
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           215




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                   Large Cap
                                                                     Value
                                                                    Division
                                                                      (c)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                   2
  Net unrealized appreciation (depreciation) of investments                 3
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          19

 Changes from principal transactions:
  Purchase payments                                                       429
  Contract distributions and terminations                                  (5)
  Transfer payments from (to) Fixed Accounts and other Divisions           43
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           467
                                                                  ____________
 Total increase (decrease)                                                486
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $701
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments               ($5)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (5)

 Changes from principal transactions:
  Purchase payments                                                        99
  Contract distributions and terminations                                  --
  Transfer payments from (to) Fixed Accounts and other Divisions            2
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           101
                                                                  ____________
  Total increase (decrease)                                                96
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                            96



















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (d)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($3)
  Net realized gain (loss) on investments                                  (1)
  Net unrealized appreciation (depreciation) of investments                (2)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          (6)

 Changes from principal transactions:
  Purchase payments                                                       178
  Contract distributions and terminations                                  (4)
  Transfer payments from (to) Fixed Accounts and other Divisions           62
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           236
                                                                  ____________
 Total increase (decrease)                                                230
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $326
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.






                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                             --
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          --

 Changes from principal transactions:
  Purchase payments                                                      $183
  Contract distributions and terminations                                  (1)
  Transfer payments from (to) Fixed Accounts and other Divisions           (1)
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                           181
                                                                  ____________
  Total increase (decrease)                                               181
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                           181




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Smith
                                                                     Barney
                                                                     Money
                                                                     Market
                                                                    Division
                                                                      (e)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $14
  Net realized gain (loss) on investments                                  --
  Net unrealized appreciation (depreciation) of investments                --
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations          14

 Changes from principal transactions:
  Purchase payments                                                       565
  Contract distributions and terminations                                 (25)
  Transfer payments from (to) Fixed Accounts and other Divisions         (417)
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                           123
                                                                  ____________
 Total increase (decrease)                                                137
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                          $318
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.







                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                              --

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                            $81
  Net realized gain (loss) on investments                                 (12)
  Net unrealized appreciation (depreciation) of investments               (93)
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         (24)

 Changes from principal transactions:
  Purchase payments                                                     1,825
  Contract distributions and terminations                                  (2)
  Transfer payments from (to) Fixed Accounts and other Divisions          182
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                         2,005
                                                                  ____________
  Total increase (decrease)                                             1,981
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                         1,981




















                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Division
                                                                      (f)
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($179)
  Net realized gain (loss) on investments                                (556)
  Net unrealized appreciation (depreciation) of investments             1,647
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations         912

 Changes from principal transactions:
  Purchase payments                                                    41,775
  Contract distributions and terminations                                (940)
  Transfer payments from (to) Fixed Accounts and other Divisions        6,037
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                               --
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                        46,872
                                                                  ____________
 Total increase (decrease)                                             47,784
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                       $49,765
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998









See accompanying notes.
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
NET ASSETS AT JANUARY 1, 1997                                      $1,184,573

INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                         81,285
  Net realized gain (loss) on investments                              31,070
  Net unrealized appreciation (depreciation) of investments            75,558
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,913

 Changes from principal transactions:
  Purchase payments                                                   304,259
  Contract distributions and terminations                            (184,701)
  Transfer payments from (to) Fixed Accounts and other Divisions      111,251
  Addition to (reallocation from) assets retained in the Account
   by Golden American Life Insurance Company                              976
                                                                  ____________
 Increase (decrease) in net assets derived from principal
   transactions                                                       231,785
                                                                  ____________
  Total increase (decrease)                                           419,698
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1997                                     1,604,271

























                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT B
                      STATEMENTS OF CHANGES IN NET ASSETS
        FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997, EXCEPT AS NOTED
                                 (CONTINUED)
                            (DOLLARS IN THOUSANDS)

                                                                    Combined
                                                                  ____________
INCREASE (DECREASE) IN NET ASSETS
 Operations:
  Net investment income (loss)                                       $125,356
  Net realized gain (loss) on investments                              22,265
  Net unrealized appreciation (depreciation) of investments            39,447
                                                                  ____________
  Net increase (decrease) in net assets resulting from operations     187,068

 Changes from principal transactions:
  Purchase payments                                                 1,536,754
  Contract distributions and terminations                            (247,928)
  Transfer payments from (to) Fixed Accounts and other Divisions      237,766
  Addition to assets retained in the Account
   by Golden American Life Insurance Company                              274
                                                                  ____________
  Increase (decrease) in net assets derived from principal
   transactions                                                     1,526,866
                                                                  ____________
 Total increase (decrease)                                          1,713,934
                                                                  ____________
NET ASSETS AT DECEMBER 31, 1998                                    $3,318,205
                                                                  ============

(a) Commencement of operations, February 3, 1997
(b) Commencement of operations, February 4, 1997
(c) Commencement of operations, August 26, 1997
(d) Commencement of operations, September 18, 1997
(e) Commencement of operations, September 24, 1997
(f) Commencement of operations, October 9, 1997
(g) Commencement of operations, October 24, 1997
(h) Commencement of operations, March 2, 1998
(i) Commencement of operations, May 8, 1998
(j) Commencement of operations, May 11, 1998

See accompanying notes.












                    GOLDEN AMERICAN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT B
                       NOTES TO FINANCIAL STATEMENTS
                             DECEMBER 31, 1998

NOTE 1 - ORGANIZATION
Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American") to support the operations of variable annuity contracts ("Contracts"). Golden American is primarily engaged in the issuance of variable insurance products and is licensed as a life insurance company in the District of Columbia and all states except New York. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American Guaranteed Interest Division, the Golden American Fixed Interest Division and the Fixed Separate Account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be chargeable with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 1998, the Account had GoldenSelect Contracts and Granite PrimElite Contracts. GoldenSelect Contracts sold by Golden American during 1998 include DVA 100, DVA Series 100, DVA PLUS, ACCESS, PREMIUM PLUS and ESII. During 1998, the Account had GoldenSelect Contracts (DVA 80) which were no longer being sold.

At December 31, 1998, the Account had, under GoldenSelect Contracts, twenty-six investment divisions: Liquid Asset, Limited Maturity Bond, Hard Assets, All-Growth, Real Estate, Fully Managed, Multiple Allocation, Capital Appreciation, Rising Dividends, Emerging Markets, Market Manager, Value Equity, Strategic Equity, Small Cap, Managed Global, Mid-Cap Growth (formerly
OTC), Growth & Income, Research, Total Return, Value + Growth, Global Fixed Income, Developing World, Growth Opportunities, PIMCO High Yield Bond, PIMCO StocksPLUS Growth and Income and International Equity Divisions ("Divisions"). The Account also had, under Granite PrimElite Contracts, eight investment divisions: Mid-Cap Growth (formerly OTC), Research, Total Return, Appreciation, Smith Barney High Income, Smith Barney Large Cap Value (formerly Smith Barney Income and Growth), Smith Barney International Equity and Smith Barney Money Market Divisions (collectively with the divisions noted above, "Divisions"). The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio") of mutual funds, The GCG Trust, the Travelers Series Fund Inc., the Greenwich Street Series Fund Inc. (formerly the Smith Barney Series Fund Inc.), the Warburg Pincus Trust or the PIMCO Variable Insurance Trust (the "Trusts"). The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

Prior to August 14, 1998, the Account also had certain investment divisions available from the Equi-Select Series Trust. In an effort to consolidate operations, Golden American requested permission from the Securities and Exchange Commission ("SEC") to substitute shares of each Portfolio of the Equi-Select Series Trust with shares of a similar Series of The GCG Trust.
On August 14, 1998, after approval from the SEC, shares of each Portfolio of the Equi-Select Series Trust were substituted with shares of a similar Series of The GCG Trust. The consolidation resulted in the following Series being substituted from The GCG Trust:


 Equi-Select Series Trust               The GCG Trust
    Investment Division              Investment Division
___________________________      ___________________________
International Fixed Income       Global Fixed Income
OTC                              Mid-Cap Growth
Research                         Research
Total Return                     Total Return
Value + Growth                   Value + Growth
Growth & Income                  Growth & Income


The Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS: Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

FEDERAL INCOME TAXES: Operations of the Account form a part of, and are taxed with, the total operations of Golden American which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

NOTE 3 - CHARGES AND FEES
The DVA PLUS, ACCESS and the PREMIUM PLUS each have three different death benefit options referred to as Standard, Annual Ratchet and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. In December 1995, Golden American also discontinued external sales of DVA 100, however, the DVA 100 contracts continue to be available to Golden American employees and agents. Under the terms of the Contracts, certain charges are allocated to the Contracts to cover Golden

American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES: Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks are as follows:


Series                                        Annual Rates
__________________________________         __________________
DVA 80                                            0.80%
DVA 100                                           0.90
DVA Series 100                                    1.25
DVA PLUS - Standard                               1.10
DVA PLUS - Annual Ratchet                         1.25
DVA PLUS - 5.5% Solution                          1.25
DVA PLUS - 7% Solution                            1.40
ACCESS - Standard                                 1.25
ACCESS - Annual Ratchet                           1.40
ACCESS - 5.5% Solution                            1.40
ACCESS - 7% Solution                              1.55
PREMIUM PLUS - Standard                           1.25
PREMIUM PLUS - Annual Ratchet                     1.40
PREMIUM PLUS - 5.5% Solution                      1.40
PREMIUM PLUS - 7% Solution                        1.55
ES II                                             1.25
Granite PrimElite - Standard                      1.10
Granite PrimElite - Annual Ratchet                1.25


ASSET BASED ADMINISTRATIVE CHARGES: A daily charge at an annual rate of .10% is deducted from assets attributable to DVA 100 and DVA Series 100 Contracts. A daily charge at an annual rate of .15% is deducted from the assets attributable to the DVA PLUS, ACCESS, PREMIUM PLUS, ESII and Granite PrimElite Contracts.

ADMINISTRATIVE CHARGES:   An administrative charge is deducted from the
accumulation value of Deferred Annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II contracts. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge has been waived for certain offerings of the Contracts.

MINIMUM DEATH BENEFIT GUARANTEE CHARGES: For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of Deferred Annuity Contracts on each Contract anniversary date.

CONTINGENT DEFERRED SALES CHARGES: Under DVA PLUS, PREMIUM PLUS, ES II and Granite PrimElite Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the surrender charge that is assessed, based upon the date a premium payment is received.


Complete Years Elapsed
 Since Premium Payment                   Surrender Charge
_____________________ _______________________________________________________

                                       PREMIUM                     Granite
                        DVA PLUS        PLUS          ES II       PrimElite
                      _____________ _____________ _____________ _____________
           0                7%            8%            8%            7%
           1                7             8             7             7
           2                6             8             6             6
           3                5             8             5             5
           4                4             7             4             4
           5                3             6             3             3
           6                1             5             2             1
           7               --             3             1            --
           8               --             1            --            --
           9+              --            --            --            --


OTHER CONTRACT CHARGES: Under DVA 80, DVA 100 and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contracts taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA 100 Contracts, annual distribution fees are deducted from the Contract accumulation values.

DEFERRED SALES LOAD: Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA 100 Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value by Golden American. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES: For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depend on the annuitant's state of residence and currently ranges up to 3.5% of premiums.

FEES WAIVED BY GOLDEN AMERICAN: Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.



A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                              YEAR ENDED DECEMBER 31
                                        ___________________________________
                                             1998               1997
                                        _______________   _________________
                                              (DOLLARS IN THOUSANDS)
Balance at beginning of year                   $17,009             $26,612
Sales load advanced                                274                 616
Premium tax advanced                                --                   7
Net transfer from Fixed Account
 and other Divisions                                --                 353
Amortization of deferred sales load
 and premium tax                                (8,280)            (10,579)
                                        _______________   _________________
Balance at end of year                          $9,003             $17,009
                                        ===============   =================





































NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                              $570,537     $452,115
 Limited Maturity Bond Series                       71,742       22,970
 Hard Assets Series                                 17,730       17,975
 All-Growth Series                                  16,647       13,146
 Real Estate Series                                 29,007       13,733
 Fully Managed Series                               83,688        7,148
 Multiple Allocation Series                         52,037       32,159
 Capital Appreciation Series                        83,259       17,034
 Rising Dividends Series                           270,955        7,361
 Emerging Markets Series                             2,644        7,107
 Market Manager Series                                 342          292
 Value Equity Series                                58,297        6,136
 Strategic Equity Series                            31,008        5,375
 Small Cap Series                                   63,182        9,735
 Managed Global Series                              41,119       39,355
 Mid-Cap Growth Series                              97,494        8,444
 Growth & Income Series                            132,350        6,850
 Research Series                                   237,915        6,540
 Total Return Series                               202,032        1,560
 Value + Growth Series                             119,241       13,912
 Global Fixed Income Series                         14,270        5,161
 Developing World Series                             7,293        2,662
 Growth Opportunities Series                         7,214        3,196
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                    52,726        6,256
 PIMCO StocksPLUS Growth and Income Portfolio       49,898        2,237
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                739           82
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    878          222
 Smith Barney Large Cap Value Porfolio                 513           32
 Smith Barney International Equity Portfolio           245           12
 Smith Barney Money Market Portfolio                   630          494
Warburg Pincus Trust:
 International Equity Portfolio                    370,938      324,226
                                               _________________________
COMBINED                                        $2,686,570   $1,033,527
                                               =========================






                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                         1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
                                                 (DOLLARS IN THOUSANDS)
The GCG Trust:
 Liquid Asset Series                               $94,848      $75,062
 Limited Maturity Bond Series                       12,572       13,891
 Hard Assets Series                                 21,526       12,693
 All-Growth Series                                   7,468       14,683
 Real Estate Series                                 24,254        8,239
 Fully Managed Series                               27,691       11,768
 Multiple Allocation Series                         30,819       55,031
 Capital Appreciation Series                        41,409       24,135
 Rising Dividends Series                            63,949        8,887
 Emerging Markets Series                             8,023        6,846
 Market Manager Series                                 467          623
 Value Equity Series                                32,557        4,409
 Strategic Equity Series                            19,475        4,918
 Small Cap Series                                   25,870       10,563
 Managed Global Series                              37,985       21,524
 Mid-Cap Growth Series                              18,373        3,328
 Growth & Income Series                             37,291        1,763
 Research Series                                    34,430          419
 Total Return Series                                26,167          354
 Value + Growth Series                              30,053        5,950
 Global Fixed Income Series                            224            7
 Developing World Series                                --           --
 Growth Opportunities Series                            --           --
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio                        --           --
 PIMCO StocksPLUS Growth and Income Portfolio           --           --
Greenwich Street Series Fund Inc.:
 Appreciation Portfolio                                283           12
Travelers Series Fund Inc.:
 Smith Barney High Income Portfolio                    216           11
 Smith Barney Large Cap Value Porfolio                 210            1
 Smith Barney International Equity Portfolio           103            2
 Smith Barney Money Market Portfolio                   194           12
Warburg Pincus Trust:
 International Equity Portfolio                      2,146           59
                                               _________________________
COMBINED                                          $598,603     $285,190
                                               =========================










NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Contractowners' transactions shown in the following table reflect gross inflows ("Purchases") and outflows ("Sales") in units for each Division. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a sale (surrender of the old Contract) and a purchase (acquisition of the new Contract). All of the purchase transactions for the Market Manager Division resulted from such updates.

                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1998
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                           46,713,872   38,496,936
Limited Maturity Bond Division                   5,263,273    2,390,944
Hard Assets Division                             1,390,271    1,503,254
All-Growth Division                              1,876,296    1,557,867
Real Estate Division                             1,269,259    1,003,769
Fully Managed Division                           4,432,536    1,393,191
Multiple Allocation Division                     2,439,316    2,628,892
Capital Appreciation Division                    3,704,327    1,712,022
Rising Dividends Division                       13,285,423    1,798,264
Emerging Markets Division                          737,697    1,279,884
Market Manager Division                             16,579       26,443
Value Equity Division                            3,639,566      936,377
Strategic Equity Division                        2,329,825      828,876
Small Cap Division                               5,737,867    1,727,666
Managed Global Division                          3,637,963    3,808,355
Mid-Cap Growth Division                          5,201,859    1,073,702
Growth & Income Division                         8,700,243    1,061,928
Research Division                               11,776,149    1,145,700
Total Return Division                           11,841,572      542,519
Value + Growth Division                          8,862,606    1,834,396
Global Fixed Income Division                     1,199,981      486,199
Developing World Division                        1,034,819      414,729
Growth Opportunities Division                      801,993      373,469
PIMCO High Yield Bond Division                   5,575,890      995,489
PIMCO StocksPLUS Growth and Income Division      5,235,676      567,893
Appreciation Division                               45,518        5,062
Smith Barney High Income Division                   59,777       15,706
Smith Barney Large Cap Value Division               25,818        1,496
Smith Barney International Equity Division          13,627          659
Smith Barney Money Market Division                  55,074       43,687
International Equity Division                   34,755,360   31,779,305
                                               _________________________
COMBINED                                       191,660,032  101,434,679
                                               =========================







                                                 YEAR ENDED DECEMBER 31
                                               _________________________
                                                          1997
                                               _________________________
                                                PURCHASES      SALES
                                               _________________________
Liquid Asset Division                            8,859,035    7,508,736
Limited Maturity Bond Division                     814,102    1,099,923
Hard Assets Division                               955,532      934,748
All-Growth Division                                902,597    1,467,510
Real Estate Division                             1,165,038      633,059
Fully Managed Division                           1,588,523    1,271,492
Multiple Allocation Division                       858,882    3,296,283
Capital Appreciation Division                    1,899,517    1,801,059
Rising Dividends Division                        4,263,972    1,391,248
Emerging Markets Division                        1,231,916    1,082,071
Market Manager Division                                 --       31,196
Value Equity Division                            1,792,574      522,420
Strategic Equity Division                        1,539,555      551,638
Small Cap Division                               3,022,647    1,720,403
Managed Global Division                          3,674,935    2,873,007
Mid-Cap Growth Division                          1,166,129      357,910
Growth & Income Division                         2,623,649      368,883
Research Division                                1,962,393      137,427
Total Return Division                            1,683,989       52,603
Value + Growth Division                          2,598,824      818,375
Global Fixed Income Division                        18,902        1,482
Developing World Division                               --           --
Growth Opportunities Division                           --           --
PIMCO High Yield Bond Division                          --           --
PIMCO StocksPLUS Growth and Income Division             --           --
Appreciation Division                               19,581          822
Smith Barney High Income Division                   15,972          739
Smith Barney Large Cap Value Division               12,176           39
Smith Barney International Equity Division           7,216          138
Smith Barney Money Market Division                  17,685        1,114
International Equity Division                      208,851        9,015
                                               _________________________
COMBINED                                        42,904,192   27,933,340
                                               =========================
















NOTE 6 - NET ASSETS
Investments at net asset value less the payable to Golden American Life Insurance Company for charges and fees at December 31, 1998 consisted of the following:

                                           Limited
                              Liquid      Maturity        Hard         All-
                              Asset         Bond         Assets       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $166,620       $85,663      $27,056       $64,169
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     9,139        17,885       17,001         8,405
Net unrealized appreciation
 (depreciation) of
 investments                        --          (716)     (14,354)        9,233
                           _____________________________________________________
                              $175,759      $102,832      $29,703       $81,807
                           =====================================================

                               Real         Fully       Multiple      Capital
                              Estate       Managed     Allocation  Appreciation
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $51,262      $167,589     $134,591      $146,874
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,016        48,555      134,202        74,724
Net unrealized appreciation
 (depreciation) of
 investments                    (8,283)       10,222        5,117        34,980
                           _____________________________________________________
                               $68,995      $226,366     $273,910      $256,578
                           =====================================================














                              Rising      Emerging       Market        Value
                            Dividends      Markets      Manager       Equity
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $394,953       $46,675       $2,242      $109,242
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                    26,832       (14,912)       2,060        13,560
Net unrealized appreciation
 (depreciation) of
 investments                    78,831        (9,509)       3,405         3,392
                           _____________________________________________________
                              $500,616       $22,254       $7,707      $126,194
                           =====================================================

                            Strategic       Small       Managed       Mid-Cap
                              Equity         Cap         Global       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions              $61,578      $103,543      $90,360      $103,719
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     8,326          (467)      20,177         5,764
Net unrealized appreciation
 (depreciation) of
 investments                     1,444        21,169       20,147         7,361
                           _____________________________________________________
                               $71,348      $124,245     $130,684      $116,844
                           =====================================================

                             Growth &                    Total       Value +
                              Income      Research       Return       Growth
                             Division     Division      Division     Division
                           _____________________________________________________
                                            (Dollars in thousands)
Unit transactions             $162,972      $254,403     $216,406      $124,813
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                     7,050        11,860        9,989         4,268
Net unrealized appreciation
 (depreciation) of
 investments                     8,928        17,266        1,440        13,987
                           _____________________________________________________
                              $178,950      $283,529     $227,835      $143,068
                           =====================================================

                                                                       PIMCO
                              Global                     Growth        High
                              Fixed      Developing      Oppor-        Yield
                              Income        World       tunities       Bond
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions               $9,140        $4,651       $4,025       $45,637
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       398          (288)        (243)          499
Net unrealized appreciation
 (depreciation) of
 investments                       (10)          149          349           (18)
                           _____________________________________________________
                                $9,528        $4,512       $4,131       $46,118
                           =====================================================

                              PIMCO                      Smith         Smith
                            StocksPLUS                   Barney       Barney
                            Growth and     Appre-         High       Large Cap
                              Income       ciation       Income        Value
                             Division     Division      Division     Division
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions              $46,830          $882         $825          $676
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                       717            49           44            15
Net unrealized appreciation
 (depreciation) of
 investments                     4,255            43          (63)           10
                           _____________________________________________________
                               $51,802          $974         $806          $701
                           =====================================================
















                              Smith
                              Barney        Smith
                              Inter-       Barney        Inter-
                             national       Money       national
                              Equity       Market        Equity
                             Division     Division      Division     Combined
                           _____________________________________________________
                                          (Dollars in thousands)
Unit transactions                 $337          $304      $48,877    $2,676,914
Accumulated net investment
 income (loss) and net
 realized gain (loss) on
 investments                        (4)           14         (666)      430,969
Net unrealized appreciation
 (depreciation) of
 investments                        (7)           --        1,554       210,322
                           _____________________________________________________
                                  $326          $318      $49,765    $3,318,205
                           =====================================================





































NOTE 7 - UNIT VALUES
Accumulation unit value information (which is based on total assets) for units outstanding by Contract type as of December 31, 1998 were as follows:


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
LIQUID ASSET
 Currently payable annuity products:
  DVA 80                                            2,728  $15.19         $41
  DVA 100                                           2,657   14.89          40
 Contracts in accumulation period:
  DVA 80                                          371,896   15.19       5,650
  DVA 100                                       1,765,308   14.89      26,288
  DVA Series 100                                   50,601   14.38         727
  DVA PLUS - Standard                             489,531   14.54       7,118
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,587,645   14.33      51,394
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,964,038   14.11      41,830
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,069,965   13.88      42,610
                                                                  ____________
                                                                      175,698

LIMITED MATURITY BOND
 Currently payable annuity products:
  DVA 80                                            8,126   17.77         144
  DVA 100                                          17,655   17.42         307
 Contracts in accumulation period:
  DVA 80                                           91,829   17.77       1,632
  DVA 100                                       2,069,663   17.42      36,045
  DVA Series 100                                   22,995   16.81         387
  DVA PLUS - Standard                             263,074   17.02       4,478
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,557,946   16.77      26,124
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,121,400   16.52      18,525
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     937,378   16.25      15,230
                                                                  ____________
                                                                      102,872





                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
HARD ASSETS
 Currently payable annuity products:
  DVA 80                                              365  $15.15          $6
  DVA 100                                           8,649   14.85         128
 Contracts in accumulation period:
  DVA 80                                           58,984   15.15         893
  DVA 100                                         744,236   14.85      11,050
  DVA Series 100                                   23,997   14.33         344
  DVA PLUS - Standard                             146,678   14.50       2,126
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          258,034   14.28       3,685
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  609,087   14.07       8,570
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     210,821   13.84       2,917
                                                                  ____________
                                                                       29,719

ALL-GROWTH
 Currently payable annuity products:
  DVA 80                                              474   16.36           8
  DVA 100                                          11,790   16.03         189
 Contracts in accumulation period:
  DVA 80                                           72,780   16.36       1,191
  DVA 100                                       2,382,762   16.03      38,207
  DVA Series 100                                   23,147   15.48         358
  DVA PLUS - Standard                             208,260   15.66       3,261
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          645,591   15.43       9,958
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,471,156   15.20      22,355
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     422,889   14.95       6,320
                                                                  ____________
                                                                       81,847











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
REAL ESTATE
 Currently payable annuity products:
  DVA 80                                            1,101  $23.06         $25
  DVA 100                                          21,684   22.60         490
 Contracts in accumulation period:
  DVA 80                                           33,563   23.06         774
  DVA 100                                       1,136,778   22.60      25,692
  DVA Series 100                                    9,562   21.82         209
  DVA PLUS - Standard                             170,494   22.07       3,763
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          436,867   21.74       9,498
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  914,501   21.42      19,588
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     426,516   21.07       8,985
                                                                  ____________
                                                                       69,024

FULLY MANAGED
 Currently payable annuity products:
  DVA 80                                            2,737   21.78          60
  DVA 100                                          60,779   21.34       1,297
 Contracts in accumulation period:
  DVA 80                                           96,116   21.78       2,093
  DVA 100                                       4,072,871   21.34      86,930
  DVA Series 100                                   33,313   20.61         686
  DVA PLUS - Standard                             544,623   20.84      11,351
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,628,157   20.53      33,431
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,780,652   20.23      56,246
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,727,706   19.90      34,373
                                                                  ____________
                                                                      226,467











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MULTIPLE ALLOCATION
 Currently payable annuity products:
  DVA 80                                           14,541  $23.26        $338
  DVA 100                                          90,029   22.80       2,053
 Contracts in accumulation period:
  DVA 80                                          405,816   23.26       9,440
  DVA 100                                       7,709,073   22.80     175,791
  DVA Series 100                                   64,749   22.01       1,425
  DVA PLUS - Standard                             395,764   22.27       8,812
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          800,489   21.94      17,560
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,980,779   21.61      42,806
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     744,366   21.26      15,822
                                                                  ____________
                                                                      274,047

CAPITAL APPRECIATION
 Currently payable annuity products:
  DVA 80                                            7,669   25.47         195
  DVA 100                                          44,548   25.13       1,119
 Contracts in accumulation period:
  DVA 80                                           83,297   25.47       2,122
  DVA 100                                       4,645,391   25.13     116,756
  DVA Series 100                                   49,076   24.55       1,205
  DVA PLUS - Standard                             413,115   24.75      10,223
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,342,757   24.50      32,897
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,787,732   24.26      67,619
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,023,964   23.98      24,551
                                                                  ____________
                                                                      256,687











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RISING DIVIDENDS
 Currently payable annuity products:
  DVA 80                                           12,379  $23.31        $289
  DVA 100                                          15,367   23.06         355
 Contracts in accumulation period:
  DVA 80                                          127,116   23.31       2,962
  DVA 100                                       4,450,237   23.06     102,628
  DVA Series 100                                   92,161   22.64       2,086
  DVA PLUS - Standard                           1,199,087   22.79      27,323
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        4,591,470   22.61     103,810
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                7,386,288   22.43     165,696
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   4,305,084   22.22      95,669
                                                                  ____________
                                                                      500,818

EMERGING MARKETS
 Currently payable annuity products:
  DVA 80                                              304    6.71           2
  DVA 100                                           9,591    6.64          64
 Contracts in accumulation period:
  DVA 80                                           68,213    6.71         458
  DVA 100                                       1,539,408    6.64      10,224
  DVA Series 100                                   23,813    6.52         155
  DVA PLUS - Standard                             266,800    6.56       1,751
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          271,025    6.51       1,765
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,177,915    6.46       7,610
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      37,134    6.40         238
                                                                  ____________
                                                                       22,267











                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MARKET MANAGER
 Contracts in accumulation period:
  DVA 100                                         332,519  $23.71      $7,884
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                    7,958   23.14         184
                                                                  ____________
                                                                        8,068

VALUE EQUITY
 Currently payable annuity products:
  DVA 80                                              409   18.73           8
  DVA 100                                           2,145   18.58          40
 Contracts in accumulation period:
  DVA 80                                           29,033   18.73         544
  DVA 100                                       1,049,863   18.58      19,502
  DVA Series 100                                   20,539   18.32         376
  DVA PLUS - Standard                             454,942   18.41       8,377
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,415,540   18.31      25,913
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,736,310   18.20      49,797
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,201,314   18.06      21,692
                                                                  ____________
                                                                      126,249

STRATEGIC EQUITY
 Currently payable annuity products:
  DVA 100                                          34,850   14.40         502
 Contracts in accumulation period:
  DVA 80                                           53,353   14.49         773
  DVA 100                                         737,255   14.40      10,615
  DVA Series 100                                   22,096   14.23         315
  DVA PLUS - Standard                             508,588   14.30       7,272
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,105,850   14.23      15,735
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,731,615   14.16      24,521
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     827,477   14.07      11,644
                                                                  ____________
                                                                       71,377


                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
SMALL CAP
 Currently payable annuity products:
  DVA 100                                           6,856  $15.55        $107
 Contracts in accumulation period:
  DVA 80                                           46,417   15.65         726
  DVA 100                                         694,347   15.55      10,801
  DVA Series 100                                   18,405   15.39         283
  DVA PLUS - Standard                             446,934   15.44       6,900
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,476,498   15.37      38,058
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,086,639   15.30      47,219
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,326,706   15.23      20,204
                                                                  ____________
                                                                      124,298

MANAGED GLOBAL
 Currently payable annuity products:
  DVA 80                                              295   15.46           5
  DVA 100                                          16,286   15.27         249
 Contracts in accumulation period:
  DVA 80                                           31,668   15.46         489
  DVA 100                                       3,928,543   15.27      59,981
  DVA Series 100                                   47,894   14.95         716
  DVA PLUS - Standard                             649,216   15.02       9,753
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          610,300   14.88       9,084
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,354,682   14.75      49,469
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                      67,979   14.59         992
                                                                  ____________
                                                                      130,738












                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
MID-CAP GROWTH
 Contracts in accumulation period:
  DVA 80                                           31,935  $23.04        $736
  DVA 100                                         315,603   22.84       7,210
  DVA Series 100                                   12,309   22.50         277
  DVA PLUS - Standard                             173,070   22.60       3,912
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,905,008   22.43      42,722
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,527,664   22.31      34,087
  Granite PrimElite - Standard                        981   22.60          22
  Granite PrimElite - Annual Ratchet               23,659   22.43         531
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,235,724   22.17      27,396
                                                                  ____________
                                                                      116,893

GROWTH & INCOME
 Contracts in accumulation period:
  DVA 80                                            9,045   17.29         156
  DVA 100                                         486,360   17.20       8,365
  DVA Series 100                                    9,399   17.03         160
  DVA PLUS - Standard                             537,480   17.08       9,180
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,297,314   17.01      56,089
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,474,459   16.94      58,850
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,741,015   16.87      46,233
                                                                  ____________
                                                                      179,033















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
RESEARCH
 Contracts in accumulation period:
  DVA 80                                           14,054  $23.47        $330
  DVA 100                                         488,822   23.27      11,377
  DVA Series 100                                   20,718   22.93         475
  DVA PLUS - Standard                             437,189   23.03      10,068
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,902,974   22.89      89,339
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,875,695   22.73      88,107
  Granite PrimElite - Standard                      3,070   23.03          71
  Granite PrimElite - Annual Ratchet               38,692   22.89         886
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,674,201   22.59      82,990
                                                                  ____________
                                                                      283,643

TOTAL RETURN
 Contracts in accumulation period:
  DVA 80                                            2,035   18.17          37
  DVA 100                                         431,678   18.02       7,778
  DVA Series 100                                    6,695   17.75         119
  DVA PLUS - Standard                             616,433   17.83      10,989
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,982,960   17.72      70,569
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                3,973,034   17.60      69,922
  Granite PrimElite - Standard                     10,098   17.83         180
  Granite PrimElite - Annual Ratchet               32,769   17.72         581
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   3,874,737   17.49      67,753
                                                                  ____________
                                                                      227,928













                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
VALUE + GROWTH
 Contracts in accumulation period:
  DVA 80                                           35,295  $16.57        $585
  DVA 100                                         299,829   16.47       4,940
  DVA Series 100                                   11,112   16.31         181
  DVA PLUS - Standard                             362,210   16.36       5,926
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        3,293,704   16.29      53,670
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                2,452,149   16.22      39,786
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   2,354,360   16.16      38,039
                                                                  ____________
                                                                      143,127

GLOBAL FIXED INCOME
 Contracts in accumulation period:
  DVA 80                                            1,419   13.42          19
  DVA 100                                          13,446   13.31         179
  DVA PLUS - Standard                               6,337   13.17          83
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          396,068   13.09       5,184
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  119,924   13.00       1,560
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     194,008   12.92       2,506
                                                                  ____________
                                                                        9,531


















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
DEVELOPING WORLD
 Contracts in accumulation period:
  DVA 80                                            3,368   $7.32         $25
  DVA 100                                           4,598    7.31          34
  DVA PLUS - Standard                                 617    7.29           5
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          417,221    7.28       3,039
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                   82,414    7.27         599
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     111,872    7.26         812
                                                                  ____________
                                                                        4,514

GROWTH OPPORTUNITIES
 Contracts in accumulation period:
  DVA 100                                          13,050    9.69         126
  DVA PLUS - Standard                               5,235    9.67          51
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                          141,597    9.65       1,367
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  126,683    9.64       1,221
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                     141,959    9.63       1,367
                                                                  ____________
                                                                        4,132




















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
PIMCO HIGH YIELD BOND
 Contracts in accumulation period:
  DVA 80                                            2,973  $10.12         $30
  DVA 100                                         107,998   10.11       1,092
  DVA PLUS - Standard                             213,774   10.09       2,157
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,630,971   10.08      16,440
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                1,066,219   10.07      10,737
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,558,466   10.06      15,678
                                                                  ____________
                                                                       46,134

PIMCO STOCKSPLUS GROWTH AND INCOME
 Contracts in accumulation period:
  DVA 80                                           13,664   11.16         152
  DVA 100                                         160,283   11.14       1,786
  DVA PLUS - Standard                             112,706   11.12       1,253
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        1,527,697   11.11      16,975
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  942,738   11.10      10,465
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,910,695   11.09      21,188
                                                                  ____________
                                                                       51,819



















                                                            UNIT   TOTAL UNIT
              DIVISION/CONTRACT                  UNITS     VALUE     VALUE
______________________________________________________________________________
                                                                (IN THOUSANDS)
APPRECIATION
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,108  $16.53         $18
  Granite PrimElite - Annual Ratchet               58,107   16.47         957
                                                                  ____________
                                                                          975

SMITH BARNEY HIGH INCOME
 Contracts in accumulation period:
  Granite PrimElite - Standard                     12,711   13.66         174
  Granite PrimElite - Annual Ratchet               46,593   13.58         633
                                                                  ____________
                                                                          807

SMITH BARNEY LARGE CAP VALUE
 Contracts in accumulation period:
  Granite PrimElite - Standard                      1,600   19.35          31
  Granite PrimElite - Annual Ratchet               34,859   19.24         671
                                                                  ____________
                                                                          702

SMITH BARNEY INTERNATIONAL EQUITY
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,885   14.35          41
  Granite PrimElite - Annual Ratchet               19,916   14.28         285
                                                                  ____________
                                                                          326

SMITH BARNEY MONEY MARKET
 Contracts in accumulation period:
  Granite PrimElite - Standard                      2,017   11.43          23
  Granite PrimElite - Annual Ratchet               25,941   11.37         295
                                                                  ____________
                                                                          318

INTERNATIONAL EQUITY
 Contracts in accumulation period:
  DVA PLUS - Annual Ratchet & 5.5% Solution,
   ACCESS - Standard, PREMIUM PLUS - Standard,
   ES II                                        2,422,075   10.29      24,919
  DVA PLUS - 7% Solution,
   ACCESS - Annual Ratchet & 5.5% Solution,
   PREMIUM PLUS - Annual Ratchet &
   5.5% Solution                                  680,861   10.32       7,025
  ACCESS - 7% Solution,
   PREMIUM PLUS - 7% Solution                   1,736,713   10.27      17,841
                                                                  ____________
                                                                       49,785
                                             _____________        ____________
COMBINED                                      183,098,947          $3,319,843
                                             =============        ============

     APPENDIX:  DESCRIPTION OF BOND RATINGS

Excerpts from Moody's Investors Service, Inc. ("Moody's) description of its bond ratings:

Aaa: Judged to be the best quality; they carry the smallest degree of investment risk.

Aa: Judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds.

A: Possess many favorable investment attributes and are to be considered as "upper medium grade obligations."

Baa: Considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba: Judged to have speculative elements; their future cannot be considered as well assured.

B:   Generally lack characteristics of the desirable investment.

Caa: Are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca   Speculative in a high degree; often in default.

C: Lowest rate class of bonds; regarded as having extremely poor prospects.

Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Excerpts from Standard & Poor's Rating Group ("Standard & Poor's") description of its bond ratings:

AAA: Highest grade obligations; capacity to pay interest and repay principal is extremely strong.

AA: Also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A: Regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment.

BB, B,
CCC,
CC: Predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and CC
	 the highest.

Standard & Poor's applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

                             PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a)   (1)   All financial statements are included in either the Prospectuses or the Statements of Additional Information, as indicated therein.
      (2)   Schedules I, III, and IV follow:



                                 SCHEDULE I
                          SUMMARY OF INVESTMENTS
                  OTHER THAN INVESTMENTS IN RELATED PARTIES
                           (Dollars in thousands)


                                                                        Balance
                                                                          Sheet
December 31, 1998                            Cost 1         Value        Amount
_______________________________________________________________________________
TYPE OF INVESTMENT
Fixed maturities, available for sale:
 Bonds:
  United States government and govern-
   mental agencies and authorities         $13,568       $13,742       $13,742
  Foreign governments                        2,028         2,036         2,036
  Public utilities                          67,710        67,809        67,809
  Corporate securities                     365,569       367,489       367,489
  Other asset-backed securities             99,877        99,112        99,112
  Mortgage-backed securities               191,020       191,797       191,797
                                        ___________   ___________   ___________
  Total fixed maturities, available
   for sale                                739,772       741,985       741,985

Equity securities:
 Common stocks:  industrial, miscel-
  laneous and all other                     14,437        11,514        11,514

Mortgage loans on real estate               97,322                      97,322
Policy loans                                11,772                      11,772
Short-term investments                      41,152                      41,152
                                        ___________                 ___________
Total investments                         $904,455                    $903,745
                                        ===========                 ===========

Note 1: Cost is defined as original cost for common stocks, amortized cost for bonds and short-term investments, and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums and accrual of discounts.


                                SCHEDULE III
                     SUPPLEMENTARY INSURANCE INFORMATION
                          (Dollars in thousands)

          Column             Column      Column     Column    Column    Column
            A                  B           C          D          E         F
________________________________________________________________________________
                                            Future
                                            Policy               Other
                                  De-    Benefits,              Policy
                               ferred      Losses,              Claims    Insur-
                               Policy       Claims      Un-        and      ance
                               Acqui-          and   earned      Bene-  Premiums
                               sition         Loss  Revenue       fits       and
Segment                         Costs     Expenses  Reserve    Payable   Charges
________________________________________________________________________________
                                         POST-MERGER
________________________________________________________________________________
Year ended December 31, 1998:

Life insurance              $204,979     $881,112   $3,840         --   $39,119

Period October 25, 1997
 through December 31, 1997:

Life insurance                12,752      505,304    1,189        $10     3,834

                                      POST-ACQUISITION
________________________________________________________________________________
Period January 1, 1997
 through October 24, 1997:

Life insurance                   N/A          N/A      N/A        N/A    18,288

Period August 14, 1996
 through December 31, 1996:

Life insurance                11,468      285,287    2,063         --     8,768

                                      PRE-ACQUISITION
________________________________________________________________________________
Period January 1, 1996
 through August 13, 1996:

Life insurance                   N/A          N/A      N/A        N/A    12,259


                                  SCHEDULE III
                  SUPPLEMENTARY INSURANCE INFORMATION - CONTINUED
                             (Dollars in thousands)

          Column             Column      Column     Column    Column    Column
            A                  G           H          I          J         K
________________________________________________________________________________

                                                     Amorti-
                                          Benefits    zation
                                           Claims,        of
                                            Losses  Deferred
                                  Net          and    Policy     Other
                              Invest-      Settle-    Acqui-    Opera-
                                 ment         ment    sition      ting  Premiums
Segment                        Income     Expenses     Costs Expenses*   Written
________________________________________________________________________________
                                         POST-MERGER
________________________________________________________________________________
Year ended December 31, 1998:

Life insurance               $42,485      $96,968   $5,148   ($26,406)        --

Period October 25, 1997
 through December 31, 1997:

Life insurance                 5,127        7,413      892      1,137         --

                                      POST-ACQUISITION
________________________________________________________________________________
Period January 1, 1997
 through October 24, 1997:

Life insurance                21,656       19,401    1,674     20,234         --

Period August 14, 1996
 through December 31, 1996:

Life insurance                 5,795        7,003      244      8,066         --

                                      PRE-ACQUISITION
________________________________________________________________________________
Period January 1, 1996
 through August 13, 1996:

Life insurance                 4,990        5,270    2,436      8,847         --

*This includes policy acquisition costs deferred for first year commissions and interest bonuses, extra credit bonuses and other expenses related to the production of new business. The cost related to first year interest bonuses and the extra credit bonus are included in benefits claims, losses and settlement expenses.



                                 SCHEDULE IV
                                 REINSURANCE

Column A                Column B       Column C  Column D     Column E Column F
_______________________________________________________________________________
                                                                        Percen-
                                                  Assumed               tage of
                                       Ceded to      from                Amount
                           Gross          Other     Other          Net  Assumed
                          Amount      Companies Companies       Amount   to Net
_______________________________________________________________________________
 At December 31, 1998:
 Life insurance in
  force            $181,456,000   $111,552,000        --  $69,904,000       --
                   ============= ============== ========= ============ ========

 At December 31, 1997:
 Life insurance in
  force            $149,842,000    $96,686,000        --  $53,156,000       --
                   ============= ============== ========= ============ ========
 At December 31, 1996:
 Life insurance in
  force             $86,192,000    $58,368,000        --  $27,824,000       --
                   ============= ============== ========= ============ ========



EXHIBITS

(b) (1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant

     (2)  Not Applicable

     (3) (a) Distribution Agreement between the Depositor and Directed Services, Inc.
          (b)  Dealers Agreement
          (c)  Organizational Agreement
		  (d)  (i)  Addendum to Organizational Agreement
               (ii) Expense Reimbursement Agreement
          (e)  Assignment Agreement for Organizational Agreement

     (4)  (a)  Deferred Variable Annuity Contract
          (b)  Deferred Variable Annuity Certificate
          (c)  Deferred Variable Annuity Contract 100
          (d)  Deferred Variable Annuity Certficate 100

     (5)  Individual Deferred Variable Annuity Application

     (6)  (a)  (i)    Articles of Incorporation of Golden American Life
                      Insurance Company
               (ii)   Certificate of Amendment of the Restated Articles of
                      Incorporation of Golden American Life Insurance Company
               (iii)  Certificate of Amendment of the Restated Articles of
                      Incorporation of MB Variable Life Insurance Company
               (iv)   Certificate of Amendment of the Restated Articles of
                      Incorporation of Golden American Life Insurance Company
                      (12/28/93)
      (6) (b)  (i)    By-Laws of Golden American Life Insurance Company
               (ii)   By-Laws of Golden American Life Insurance Company, as
                      amended
               (iii)  Certificate of Amendment of the By-Laws of MB Variable
                      Life Insurance Company, as amended
               (iv)   By-Laws of Golden American, as amended (12/21/93)
      (6) (c)  Resolution of the board of directors for Powers of Attorney

     (7)  Not applicable

     (8)  (a) Participation Agreement between Golden American
                and PIMCO Variable Insurance Trust
          (b) Administrative Services Agreement between Golden American and Equitable Life Insurance Company of Iowa (1)
          (c) Service Agreement between Golden American and Directed
                Services, Inc. (1)
          (d) Asset Management Agreement between Golden American and
		        ING Investment Management LLC
		  (e) Reciprocal Loan Agreement between Golden American and
		        ING America Insurance Holdings, Inc.
		  (f) Revolving Note Payable between Golden American and
		        SunTrust Bank

    (9)   Opinion and Consent of Myles R. Tashman

    (10) (a)  Consent of Sutherland Asbill & Brennan LLP
         (b)  Consent of Independent Auditors
         (c)  Consent of Myles R. Tashman, incorporated in Item 9 of this
		      Part C, together with the Opinion of Myles R. Tashman.

    (11) Not applicable

    (12) Not applicable

    (13) Schedule of Performance Data

    (14) Not applicable

    (15) Powers of Attorney

    (16) Subsidiaries of ING Groep N.V.

_______________


(1) Incorporated herein by reference to post-effective amendment No. 28 to a registration statement for Separate Account B filed with the Securities and Exchange Commission on May 1, 1998 (File No. 33-23351).


ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                             Principal                 Position(s)
Name                      Business Address             with Depositor

Barnett Chernow          Golden American Life Ins. Co. President and
                         1475 Dunwoody Drive           Director
                         West Chester, PA  19380

R. Brock Armstrong       ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Michael W. Cunningham    ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Linda B. Emory			 ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Phillip R. Lowery	     ING Insurance Operations      Director
                         5780 Powers Ferry Road
                         Atlanta, GA  30327-4390

Myles R. Tashman         Golden American Life Ins. Co. Director, Executive
                         1475 Dunwoody Drive           Vice President, General
                         West Chester, PA  19380       Counsel and Secretary

James R. McInnis         Golden American Life Ins. Co. Executive Vice
                         1475 Dunwoody Drive           President
                         West Chester, PA  19380

Stephen J. Preston       Golden American Life Ins. Co. Executive Vice President
                         1475 Dunwoody Drive           and Chief Actuary
                         West Chester, PA  19380

Steven G. Mandel         Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive
                         West Chester, PA  19380

Ronald R. Blasdell       Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive
                         West Chester, PA  19380

E. Robert Koster         Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           and Chief Financial
                         West Chester, PA  19380       Officer

David L. Jacobson        Golden American Life Ins. Co. Senior Vice President
                         1475 Dunwoody Drive           and Assistant Secretary
                         West Chester, PA  19380

William L. Lowe          Equitable of Iowa Companies   Senior Vice President,
                         909 Locust Street             Sales & Marketing
                         Des Moines, IA  50309

Patricia M. Corbett      Equitable of Iowa Companies   Treasurer & Assistant
                         909 Locust Street             Vice President
                         Des Moines, IA  50309

Lawrence W. Porter, M.D. Equitable of Iowa Companies   Medical Director
                         909 Locust Street
                         Des Moines, IA  50309

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owns 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose for the formation of First Golden is to offer variable products in the state of New York.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

The subsidiaries of ING are included as Exhibit 16.

Item 27:  Number of Contract Owners

As of March 31, 1999, there are 21,470 qualified contract owners and 40,938 non-qualified contract owners in Golden American's Separate Account B.

ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, DSI, the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A of Golden American,
Separate Account B of Golden American, Alger Separate Account A of Golden American, Separate Account NY-B of First Golden, Separate Account A for Equitable Life Insurance Company of Iowa and The GCG Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's
Distributor:

Name and Principal          Positions and Offices     Positions and Offices
Business Address            with Underwriter          with Registrant
------------------          ---------------------     ---------------------

Myles R. Tashman            Director, Executive Vice  Director, Executive Vice
Directed Services, Inc.     President, General        President, General
1475 Dunwoody Drive         Counsel and Secretary     Counsel and Secretary
West Chester, PA  19380

R. Lawrence Roth            Director                  None
VESTAX Capital Corporation
1931 Georgetown Road
Hudson, OH  44236

James R. McInnis            President                 Executive Vice President
Directed Services, Inc.
1475 Dunwoody Drive
West Chester, PA  19380

Barnett Chernow             Director and   	          Director and President
Directed Services, Inc.		 Executive Vice President
1475 Dunwoody Drive
West Chester, PA  19380

Stephen J. Preston          Executive Vice President  Executive Vice President
Directed Services, Inc.                               and Chief Actuary
1475 Dunwoody Drive
West Chester, PA  19380


David L. Jacobson           Senior Vice President     Senior Vice President
Directed Services, Inc.                               and Assistant Secretary
1475 Dunwoody Drive
West Chester, PA  19380

Jodie R. Schult             Treasurer                 None
Equitable of Iowa Companies
909 Locust Street
Des Moines, IA  50309

(c)
                     1998 Net
      Name of      Underwriting     Compensation
     Principal     Discounts and         on         Brokerage
    Underwriter    Commissions       Redemption    Commissions    Compensation
    -----------    -----------       ----------    -----------    ------------
       DSI          $115,716,000         $0            $0              $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, PA 19380-1478 and by Equitable
Life Insurance Company of Iowa, an affiliate, at 909 Locust Street,
Des Moines, IA 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) N/A;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


REPRESENTATION

1. The account meets definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                       SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of West Chester, and State of Pennsylvania, on this 29th day of April, 1999.

                                     SEPARATE ACCOUNT B
                                      (Registrant)

                                By:  GOLDEN AMERICAN LIFE
                                     INSURANCE COMPANY
                                     (Depositor)

                                By:
                                     --------------------
                                     Barnett Chernow*
                                     President

Attest:  /s/ Marilyn Talman
        ------------------------
         Marilyn Talman
         Vice President, Associate General Counsel
         and Assistant Secretary of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 29, 1999.

Signature                          Title

                              President and Director
--------------------          of Depositor
Barnett Chernow*


                              Senior Vice President,
--------------------          and Chief Financial Officer
E. Robert Koster*


                DIRECTORS OF DEPOSITOR


----------------------
R. Brock Armstrong*



----------------------
Myles R. Tashman*



----------------------
Michael W. Cunningham*



----------------------
Linda B. Emory*



----------------------
Phillip R. Lowery*


       By:   /s/ Marilyn Talman     Attorney-in-Fact
           -----------------------
           Marilyn Talman
_______________________
*Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.


                                  EXHIBIT INDEX

ITEM      EXHIBIT                                                PAGE #

1         Resolution of the board of directors of Depositor     EX-99.B1
          authorizing the establishment of the Registrant

3(a)      Distribution Agreement between the Depositor          EX-99.B3A
          and Directed Services, Inc.

3(b)      Dealers Agreement                                     EX-99.B3B

3(c)      Organizational Agreement                              EX-99.B3C

3(d)(i)   Addendum to Organizational Agreement                  EX-99.B3DI

3(d)(ii)  Expense Reimbursement Agreement                       EX-99.B3DII

3(e)      Assignment Agreement for Organizational Agreement     EX-99.B3E

4(a)      Deferred Variable Annuity Contract      				EX-99.B4A

4(b)      Deferred Variable Annuity Certificate                 EX-99.B4B

4(c)      Deferred Variable Annuity Contract 100                EX-99.B4C

4(d)      Deferred Variable Annuity Certficate 100              EX-99.B4D

5         Individual Deferred Variable Annuity Application      EX-99.B5

6(a)(i)   Articles of Incorporation of Golden American          EX-99.B6AI
          Life Insurance Company

6(a)(ii)  Certificate of Amendment of the Restated              EX-99.B6AII
          Articles of Incorporation of Golden American
          Life Insurance Company

6(a)(iii) Certificate of Amendment of the Restated Articles of  EX-99.B6AIII
          Incorporation of MB Variable Life Insurance Company

6(a)(iv) Certificate of Amendment of the Restated Articles of EX-99.B6AIV Incorporation of Golden American Life Insurance
          Company (12/28/93)

6(b)(i)   By-Laws of Golden American Life Insurance Company     EX-99.B6BI

6(b)(ii)  By-Laws of Golden American Life Insurance Company,    EX-99.B6BII
          as amended

6(b)(iii) Certificate of Amendment of the By-Laws of            EX-99.B6BIII
          MB Variable Life Insurance Company, as amended

6(b)(iv)  By-Laws of Golden American, as amended (12/21/93)     EX-99.B6BIV

8(a)      Participation Agreement between Golden American       EX-99.B8A
          and PIMCO Variable Insurance Trust

6(c)      Resolution of the board of directors for Powers of    EX-99.B6C
		  Attorney

8(d)      Asset Management Agreement between Golden American    EX-99.B8D
          and ING Investment Management LLC

8(e)      Reciprocal Loan Agreement between Golden American		EX-99.B8E
          and ING America Insurance Holdings, Inc.

8(f)      Revolving Note Payable between Golden American        EX-99.B8F
          and SunTrust Bank

9         Opinion and Consent of Myles R. Tashman               EX-99.B9

10(a)     Consent of Sutherland, Asbill & Brennan LLP           EX-99.B10A

10(b)     Consent of Ernst & Young LLP, Independent Auditors    EX-99.B10B

13        Schedule of Performance Data                          EX-99.B13

15        Powers of Attorney                                    EX-99.B15

16        Subsidiaries of ING Groep N.V.                        EX-99.B16